As filed with the Securities and Exchange Commission on
                                 April 15, 2005

                                        Securities Act Registration No. 33-98848
                                       Investment Act Registration No. 811-05192
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-4

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [ ]

                       Pre-Effective Amendment No.____                 [ ]

                       Post Effective Amendment No. 15                 [X]

             REGISTRATION STATEMENT UNDER THE INVESTMENT ACT OF 1940

                              Amendment No. 121                        [X]

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VA-2

                    Ameritas Variable Life Insurance Company
                                    Depositor

                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                            ------------------------

                                      DONALD R. STADING
                        Vice President, Secretary and General Counsel
                    Ameritas Variable Life Insurance Company
                                 5900 "O" Street
                             Lincoln, Nebraska 68510

        Approximate Date of Proposed Public Offering: As soon as practicable after effective date.

        It is proposed that this filing will become effective:

               [ ] immediately upon filing pursuant to paragraph b
               [ ] on ______________ pursuant to paragraph a of Rule 485
               [X] on May 1, 2005 pursuant to paragraph b of Rule 485
               If appropriate, check the following box:
               [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

    Title of Securities Being Registered: Securities of Unit Investment Trust
                                          -----------------------------------

                             OVERTURE Annuity III-P
                  CROSS REFERENCE TO ITEMS REQUIRED BY FORM N-4

PART A
Form N-4     Item                             Heading in Prospectus
--------     ----                             ---------------------

Item 1.      Cover Page.......................Cover Page
Item 2.      Definitions......................Definitions
Item 3.      Synopsis or Highlights...........Policy Overview; Charges
Item 4.      Condensed Financial Information..Financial Information
Item 5.      General Description of
             Registrant, Depositor and
             Portfolio Companies
             a) Depositor.....................Miscellaneous: About Our Company
             b) Registrant....................Investment Options
             c) Portfolio Company.............Investment Options
             d) Prospectus....................Investment Options
             e) Voting........................Miscellaneous: Voting Rights
             f) Administrator.................N/A
Item 6.      Deductions and Expenses
             a) Deductions....................Charges; Charges Explained
             b) Sales Load....................Charges; Charges Explained
             c) Special purchase plans........Charges; Charges Explained
             d) Commissions...................Miscellaneous: Distribution of the
             Policies
             e) Portfolio company deductions
             and expenses.....................Charges
             f) Registrant's expenses.........N/A
Item 7.      General Description of Variable
             Annuity Contracts
             a) Rights........................Important Policy Provisions;
             Miscellaneous: Voting Rights
             b) Provisions and limitations....Important Policy Provisions
             c) Changes in contracts or
             operations.......................Important Policy Provisions
             d) Contract owner inquiries......Cover Page; Last Page
Item 8.      Annuity Period
             a) Level of benefits.............Policy Distributions
             b) Annuity commencement date.....Important Policy Provisions
             c) Annuity payments..............Policy Distributions
             d) Assumed investment return.....N/A
             e) Minimums......................Important Policy Provisions
             f) Rights to change options or
             transfer investment base.........Investment Options
Item 9.      Death Benefit
             a) Death benefit calculation.....Policy Distributions
             b) Forms of benefits.............Important Policy Provisions
Item 10.     Purchases and Contract Values
             a) Procedures for purchases......Cover Page; Important Policy
             Provisions
             b) Accumulation unit value.......Policy Distributions
             c) Calculation of accumulation
             unit value.......................Policy Distributions
             d) Principal underwriter.........Miscellaneous: Distribution of the
             Policies
Item 11.     Redemptions
             a) Redemption procedures.........Policy Distributions
             b) Texas Optional Retirement
             Program..........................N/A
             c) Delay.........................Policy Distributions
             d) Lapse.........................Policy Distributions
             e) Revocation of rights..........Important Policy Provisions

Item 12.     Taxes
             a) Tax consequences..............Tax Matters
             b) Qualified plans...............Tax Matters
             c) Impact of taxes...............Tax Matters
Item 13.     Legal Proceedings................Miscellaneous: Legal Proceedings
Item 14.     Table of Contents for Statement
             of Additional Information........Last Page

PART B
Form N-4     Item            Heading in Statement of Additional Information
--------     ----            ----------------------------------------------

Item 15.     Cover Page.......................Cover Page
Item 16.     Table of Contents................Table of Contents
Item 17.     General Information and History
             a) Name change/Suspended Sales...N/A
             b) Attribution of Assets.........N/A
             c) Control of Depositor..........General Information and History
Item 18.     Services
             a) Fees, expenses and costs......N/A
             b) Management-related services...Services
             c) Custodian and independent
             public accountant................Services
             d) Other custodianship...........N/A
             e) Administrative servicing
             agent............................N/A
             f) Depositor as principal
             underwriter......................N/A
Item 19.     Purchase of Securities Being
             Offered
             a) Manner of Offering............N/A
             b) Sales load....................N/A
Item 20.     Underwriters
             a) Depositor or affiliate as
             principal underwriter............Underwriters
             b) Continuous offering...........Underwriters
             c) Underwriting commissions......Underwriters
             d) Payments of underwriter.......N/A
Item 21.     Calculation of Performance Data..Calculation of Performance
Item 22.     Annuity Payments.................N/A
Item 23.     Financial Statements
             a) Registrant....................Financial Statements
             b) Depositor.....................Financial Statements

--------------------------------------------------------------------------------
PROSPECTUS: May 1, 2005

OVERTURE ANNUITY III-PLUS (sm)                      AMERITAS
Flexible Premium                                        VARIABLE LIFE INSURANCE
Deferred Variable Annuity Policy                           COMPANY LOGO

                  Ameritas Variable Life Insurance Company Separate Account VA-2
--------------------------------------------------------------------------------

    This prospectus describes the Policy, especially its Separate Account. The Policy is designed to help you, the Policy Owner, invest on a tax-deferred basis and meet long-term financial goals. As an annuity, it also provides you with several ways to receive regular income from your investment. An initial minimum payment is required. Further investment is optional.

    You may allocate all or part of your investment among variable investment options (where you have the investment risk, including possible loss of principal) with allocated indirect interests in non-publicly traded portfolios from these series funds:

----------------------- --------------------------------- ----------------------------------------
                             Series Fund issuing the
                              Subaccount underlying
    Referred to as:                portfolios:               Portfolio Advisor - Subadvisors
------------------------ -------------------------------- ----------------------------------------
AIM FUNDS               AIM Variable Insurance Funds      AIM ADVISORS, INC.
----------------------- --------------------------------- ----------------------------------------
ALGER                   The Alger American Fund           FRED ALGER MANAGEMENT, INC.
----------------------- --------------------------------- ----------------------------------------
AMERICAN CENTURY        American Century Variable         AMERICAN CENTURY INVESTMENT
                        Portfolios, Inc.                  MANAGEMENT, INC.
----------------------- --------------------------------- ----------------------------------------
AMERITAS PORTFOLIOS     Calvert Variable Series, Inc.     AMERITAS INVESTMENT CORP.
                        Ameritas Portfolios               -CALVERT ASSET MANAGEMENT COMPANY, INC. (CALVERT)
                                                          -DAVID L. BABSON & COMPANY INC. (BABSON)
                                                          -EAGLE ASSET MANAGEMENT, INC. (EAGLE)
                                                          -FRED ALGER MANAGEMENT, INC. (FRED ALGER)
                                                          -HARRIS ASSOCIATES, INC.(HARRIS/OAKMARK)
                                                          -STATE STREET GLOBAL ADVISORS (STATE STREET)
                                                          -THORNBURG INVESTMENT MANAGEMENT, INC. (THORNBURG)
----------------------- --------------------------------- ----------------------------------------
CALVERT PORTFOLIOS      Calvert Variable Series, Inc.     CALVERT ASSET MANAGEMENT COMPANY, INC.
                        Calvert Portfolios
----------------------- --------------------------------- ----------------------------------------
DREYFUS                 Dreyfus Investment Portfolios     THE DREYFUS CORPORATION
----------------------- --------------------------------- ----------------------------------------
FIDELITY                Variable Insurance Products       FIDELITY MANAGEMENT & RESEARCH COMPANY
----------------------- --------------------------------- ----------------------------------------
MFS                     MFS Variable Insurance Trust      MASSACHUSETTS FINANCIAL SERVICES COMPANY
----------------------- --------------------------------- ----------------------------------------
SALOMON BROTHERS        Salomon Brothers Variable         SALOMON BROTHERS ASSET MANAGEMENT INC.
                        Series Funds Inc.
----------------------- --------------------------------- ----------------------------------------
SUMMIT PINNACLE SERIES  Summit Mutual Funds, Inc.         SUMMIT INVESTMENT PARTNERS, INC.
                        Summit Pinnacle Series
----------------------- --------------------------------- ----------------------------------------
THIRD AVENUE            Third Avenue Variable Series      THIRD AVENUE MANAGEMENT LLC
                        Trust
----------------------- --------------------------------- ----------------------------------------
VAN KAMPEN              The Universal Institutional       MORGAN STANLEY INVESTMENT MANAGEMENT
                        Funds, Inc.                       INC. DBA "VAN KAMPEN"
----------------------- --------------------------------- ----------------------------------------

or you may allocate part of your investment to a Fixed Account fixed interest rate option (where we have the investment risk and guarantee a certain return on your investment).

Please Read this Prospectus Carefully
and Keep It for Future Reference.
--------------------------------------
It provides information
you should consider before
investing in a Policy. Prospectuses
for the portfolios underlying the
Subaccount variable investment
options are available without
charge from your sales representative
or from our Service Center.


        A Statement of Additional Information and other information about us and the Policy, with the same date as this prospectus, is on file with the Securities and Exchange Commission ("SEC") and is incorporated into this prospectus by reference. For a free copy, access it on the SEC's Web site (WWW.SEC.GOV, select "Filings" and type "Ameritas Variable"), or write or call us. The Table of Contents for the Statement of Additional Information is on the last page of this prospectus.


 THE SEC DOES NOT PASS UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS, AND HAS
   NOT APPROVED OR DISAPPROVED THE POLICY. ANY REPRESENTATION TO THE CONTRARY
                             IS A CRIMINAL OFFENSE.


              NOT FDIC INSURED  o  MAY LOSE VALUE  o  NO BANK GUARANTEE


--------------------------------------------------------------------------------
             AMERITAS VARIABLE LIFE INSURANCE COMPANY (WE, US, OUR)
    SERVICE CENTER, P.O. BOX 82550, LINCOLN, NEBRASKA 68501. 1-800-745-1112.
                              VARIABLE.AMERITAS.COM
--------------------------------------------------------------------------------

TABLE OF CONTENTS                                BEGIN ON PAGE


  DEFINED TERMS.......................................3
  POLICY OVERVIEW.....................................4
  CHARGES.............................................5
  FINANCIAL INFORMATION...............................8
  CHARGES EXPLAINED...................................8

      Withdrawal Charge
      Mortality and Expense Risk Charge
      Administrative Fees
         Administrative Expense Fee, Annual Policy Fee
      Transfer Fee
      Tax Charges
      Fees Charged by the Portfolios

  INVESTMENT OPTIONS..................................9
      Separate Account Variable Investment Options
      Fixed Account Fixed Interest Rate Option
      Transfers
      Third-Party Services
      Disruptive Trading Procedures
    Systematic Transfer Programs:
      Dollar Cost Averaging, Portfolio Rebalancing,
      Earnings Sweep
    Model Asset Allocation Program

  IMPORTANT POLICY PROVISIONS........................16
    Policy Application and Issuance
    Your Policy Value
    Telephone Transactions
    Delay of Payments
    Beneficiary
    Minor Owner or Beneficiary
    Policy Changes
    Policy Termination
  POLICY DISTRIBUTIONS...............................20
    Withdrawals
    Loans
    Death Benefits

    Annuity Income Benefits
  FEDERAL INCOME TAX MATTERS.........................25
  MISCELLANEOUS......................................27

    About Our Company
    Distribution of the Policies
    Voting Rights
    Legal Proceedings
  APPENDIX A: Accumulation Unit Values...............A:1
  APPENDIX B: Tax-Qualified Plan Disclosures.........B:1
  Thank You.  If You Have Questions,..............Last Page
  Statement of Additional Information
  Table of Contents...............................Last Page

CONTACTING US. To answer your questions or to send additional premium, contact your sales representative or write or call us at:

                             Ameritas Variable Life
                               Insurance Company,
                                 Service Center
                                 P.O. Box 82550
                             Lincoln, Nebraska 68501
                                       Or
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                            Telephone: 1-800-745-1112
                               Fax: 1-402-467-7923
                              variable.ameritas.com

Express mail packages should be sent to our street address, not our P.O. Box address.

REMEMBER, THE CORRECT FORM OF WRITTEN NOTICE "IN GOOD ORDER" is important for us to accurately process your Policy elections and changes. Many forms can be found on the on-line services section of our web site. Or, call us at our toll-free number and we will send you the form you need and tell you the information we require.

FACSIMILE WRITTEN NOTICE. To provide you with timely service, we accept some Written Notice by facsimile. However, by not requiring your original signature, there is a greater risk unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge. We are entitled to act upon facsimile signatures that reasonably appear to us to be genuine.

MAKE CHECKS PAYABLE TO:
"Ameritas Variable Life Insurance Company"


OVERTURE ANNUITY III-Plus               -2-

DEFINED TERMS
--------------------------------------------------------------------------------

ACCUMULATION UNITS are an accounting unit of measure used to calculate the Policy value allocated to Subaccounts of the Separate Account. It is similar to a share of a mutual fund. The Policy describes how Accumulation Units are calculated.

ANNUITANT is the person on whose life annuity payments involving life contingencies are based and who receives Policy annuity payments.

ANNUITY DATE is the date annuity income payouts are scheduled to begin. This date is identified on the Policy Schedule page of your Policy. You may change this date, as permitted by the Policy and described in this prospectus.

BENEFICIARY(IES)
   OWNER'S BENEFICIARY(IES) is the person(s) or legal entity who becomes the Policy Owner upon the Owner's death and who receives the death benefit payable upon the Owner's death prior to the Annuity Date. If none is named, those benefits are paid to the Owner's estate.
   ANNUITANT'S BENEFICIARY(IES) is the person(s) or legal entity who receives the death benefit payable upon the Annuitant's death.
   If either an Owner or Annuitant's Beneficiary is named in the application, but not both, we presume you intend that person(s) or entity to serve both roles.

BUSINESS DAY is each day that the New York Stock Exchange is open for trading.


CASH SURRENDER VALUE is the Policy value less applicable withdrawal charge, Policy fee, outstanding loans, and any premium tax charge not previously deducted.

OWNER, YOU, YOUR is you - the person(s) or legal entity who may exercise all rights and privileges under the Policy. If there are joint Owners, the signatures of both Owners are needed to exercise rights under the Policy.

POLICY YEAR/MONTH/ANNIVERSARY are measured from respective anniversary dates of the date of issue of this Policy.

SUBACCOUNT is a division within the Separate Account for which Accumulation Units are separately maintained. Each Subaccount corresponds to a single underlying non-publicly traded portfolio issued through a series fund.

WE, US, OUR, AMERITAS, AVLIC - Ameritas Variable Life Insurance Company.

WRITTEN NOTICE OR REQUEST - Written notice, signed by you, on a form approved by or acceptable to us, that gives us the information we require and is received at AVLIC, Service Center, P.O. Box 82550, Lincoln, NE 68501 (or 5900 "O" Street, Lincoln, NE 68510), fax 1-402-467-6153. Call us if you have questions about what form or information is required.

--------------------------------------------------------------------------------

    THIS PROSPECTUS MAY ONLY BE USED TO OFFER THE POLICY WHERE THE POLICY MAY
      LAWFULLY BE SOLD. THE POLICY, AND CERTAIN FEATURES DESCRIBED IN THIS
                 PROSPECTUS, MAY NOT BE AVAILABLE IN ALL STATES.

 IFYOUR POLICY IS ISSUED AS PART OF A QUALIFIED PLAN UNDER THE INTERNAL REVENUE
   CODE, REFER TO ANY PLAN DOCUMENTS AND DISCLOSURES FOR INFORMATION ABOUT HOW
         SOME OF THE BENEFITS AND RIGHTS OF THE POLICY MAY BE AFFECTED.

OVERTURE ANNUITY III-Plus               -3-

POLICY OVERVIEW
--------------------------------------------------------------------------------

        THE FOLLOWING IS INTENDED AS A SUMMARY. PLEASE READ EACH SECTION OF THIS PROSPECTUS FOR ADDITIONAL DETAIL.


        The OVERTURE ANNUITY III-PLUS POLICY is a variable annuity savings vehicle offering a variety of investment options to help meet long-term financial goals. Associated charges are discussed in this prospectus' CHARGES and CHARGES EXPLAINED sections. You can allocate your premiums among a wide spectrum of Separate Account variable investment options and to a Fixed Account fixed interest rate option. In the Separate Account variable investment options you may gain or lose money on your investment. In the Fixed Account option, we guarantee you will earn a fixed rate of interest. The investment options are described on this prospectus' cover and the INVESTMENT OPTIONS section.

                        A significant advantage of the Policy is that it provides the ability to accumulate capital on a tax-deferred basis. The purchase of a Policy to fund a tax-qualified retirement account does not provide any additional tax deferred treatment beyond the treatment provided by the tax-qualified retirement plan itself. However, the Policy does provide benefits such as lifetime income payments, family protection through death benefits and guaranteed fees.

        The Policy is a deferred annuity: it has an accumulation (or deferral) period and an annuity income period.

        ACCUMULATION PERIOD. During the accumulation period, any earnings that you leave in the Policy are not taxed. During this period you can invest additional money into the Policy, transfer amounts among the investment options, and withdraw some or all of the value of your Policy. Some restrictions may apply to transfers (especially to transfers into and out of the Fixed Account). Withdrawals may be subject to a withdrawal charge, income tax and a penalty tax.

        ANNUITY INCOME PERIOD. The accumulation period ends and the annuity income period begins on a date you select or the later of the fifth Policy Anniversary or Anniversary nearest the Annuitant's 85th birthday. During the annuity income period, we will make periodic payments to the Annuitant, unless you specify otherwise. You can select payments that are guaranteed to last for the Annuitant's entire life or for some other period. Some or all of each payment will be taxable.


[ ]     POLICY OPERATION & FEATURES


PREMIUMS.
o   Minimum initial premium: $2,000.

o Minimum additional premium: $500, or $50 per month if through a regularly billed program.
o Additional premiums will not be accepted, without our approval, on or after the later of (i) the Policy anniversary following your or the Annuitant's 85th birthday or (ii) the Annuity Date.

INVESTMENT OPTIONS.
o Variable investment option allocations are invested in Subaccounts of the Separate Account, which in turn invest in corresponding underlying portfolios. Fixed Account allocations are invested in our general account and we guarantee a fixed rate of interest.
o You may transfer among investments, subject to limits. Dollar cost averaging, portfolio rebalancing and earnings sweep systematic investment programs are available.

DEDUCTIONS FROM ASSETS.
(SEE CHARGES ON NEXT PAGES.)

WITHDRAWALS.
o Withdrawal charges may apply to withdrawals under the base Policy in excess of the "free" withdrawal limits. After a premium is made, withdrawal charges apply for 7 years.
o   Each withdrawal must be at least $250.

ANNUITY INCOME.
o   Several fixed annuity income options are available.

DEATH BENEFIT.
o A standard death benefit is paid upon the death of the Annuitant unless the guaranteed minimum death benefit is payable.


[ ]  TAX-QUALIFIED PLANS

        The Policy can be used to fund a tax-qualified plan such as an IRA or Roth IRA (including for rollovers from tax-sheltered annuities), SEP, or SIMPLE IRA, Tax Sheltered Annuity, etc. This Prospectus generally addresses the terms that affect a non-tax-qualified annuity. If your Policy funds a tax-qualified plan, read the Qualified Plan Disclosures in this prospectus' APPENDIX B to see how they might change your Policy rights and requirements. Contact us if you have questions about the use of the Policy in these or other tax-qualified plan.

OVERTURE ANNUITY III-Plus               -4-

CHARGES
--------------------------------------------------------------------------------

SOME CHARGES ARE ROUNDED. CHARGES SHOWN ARE MAXIMUMS, AND MAY BE LESS IN CERTAIN STATES.

[ ]   BASE POLICY CHARGES

        The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy. The first table describes the fees and expenses that you will pay at the time that you buy the Policy, surrender the Policy, or transfer Policy value between investment options. State premium taxes may also be deducted.


                                                                      -------------------------
                                                                                   Guaranteed
                                                                        Current      Maximum
                                                                         Fees         Fees
------------------------------------------------------------------------------------------------
TRANSACTION FEES
------------------------------------------------------------------------------------------------
  WITHDRAWAL CHARGE
   (As a % of Each
  Premium Withdrawn)               Years Since Receipt of Premium
                               ---- ---- ---- ---- --- ---- ---- ----
                                1    2    3    4   5    6    7   8+    See Table    See Table
                               ---- ---- ---- ---- --- ---- ---- ----   At Left.     At Left.
 7-Year Withdrawal Charge       6%   6%   6%   5%   4%  3%   2%   0%
--------------------------- ----------------------------------------- ------------ -------------
                            >  first 15 transfers per Policy Year        None          None
  Transfer Fee (Per         >  over 15 transfers in one Policy
  Transfer)                    Year, we may charge ..............        $10           $10
--------------------------- ----------------------------------------- ------------ -------------

        The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, to equal the annualized charges shown, not including Subaccount portfolio operating fees and expenses.

                                                                      -------------------------
                                                                                   Guaranteed
                                                                        Current      Maximum
                                                                         Fees         Fees
------------------------------------------------------------------------------------------------
ANNUAL POLICY FEE (WAIVED IF POLICY VALUE IS AT LEAST $50,000.)
------------------------------------------------------------------------------------------------
   ANNUAL POLICY FEE                                                      $40          $40
------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES
          (DEDUCTED DAILY FROM ASSETS ALLOCATED TO THE SEPARATE
          ACCOUNT TO EQUAL THE ANNUAL % SHOWN )
--------------------------------------------------------------------- ------------ -------------
   MORTALITY & EXPENSE RISK CHARGE                                       1.25%        1.25%
   ADMINISTRATIVE EXPENSE FEE                                            0.15%        0.15%
--------------------------------------------------------------------- ------------ -------------

        The next table shows the minimum and maximum total operating expenses charged by the portfolio companies, before any waivers or reductions, that you may pay periodically during the time that you own the contract, followed by a table showing additional information for each portfolio company. More detail concerning each portfolio company's fees and expenses is contained in the prospectus for each portfolio company.

----------------------------------------------------------------- --------------- --------------
TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES
    Expenses that are deducted from portfolio company assets,
    including management fees, distribution and/or service
    (12b-1) fees, and other expenses                                 Minimum         Maximum
----------------------------------------------------------------- --------------- --------------
Before any Waivers and Reductions                                       0.37% (1)       2.18% (2)
----------------------------------------------------------------- --------------- --------------
After any Waivers and Reductions (EXPLAINED IN THE FOOTNOTES TO         0.36% (1)       2.18% (2)
EACH PORTFOLIO'S OPERATING EXPENSES AT THE END OF THIS SECTION)
----------------------------------------------------------------- --------------- --------------
(1) Ameritas Money Market Portfolio.
(2) Calvert CVS Social International Equity Portfolio.

[ ]     EXAMPLES OF EXPENSES

        The Examples below are intended to help you compare the cost of investing in the Policy with the cost of investing in other variable annuity policies. These costs include Policy owner transaction expenses, contract charges, separate account annual expenses, and Subaccount underlying portfolio fees and expenses.

        The Examples assume that you invest $10,000 in the Policy for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume the underlying portfolio and Policy fees and expenses indicated. THE EXAMPLE AMOUNTS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. YOUR ACTUAL EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN IN THE CHART.

                              ------------------------------------------------------------------------------------------------------
                              Surrender Policy at the end of the   Annuitize Policy at the end        Policy is neither surrendered
                                      time period. ($)                of the time period. ($)                nor annuitized. ($)
 ----------------------------------------------------------------------------------------------------------------------------------
                               1 Yr      3 Yr      5 Yr     10 Yr   1 Yr    3 Yr      5 Yr    10 Yr  1 Yr   3 Yr     5 Yr     10 Yr
 ----------------------------------------------------------------------------------------------------------------------------------
  Maximum Policy Expenses (1) $1,160    $1,895   $2,548    $3,818 $1,160   $1,095   $1,848   $3,818  $360  $1,095   $1,848    $3,818
 ----------------------------------------------------------------------------------------------------------------------------------
  Minimum Policy Expenses (2)   $918    $1,168   $1,338    $1,409   $918     $368     $638   $1,409  $118    $368     $638    $1,409
 ----------------------------------------------------------------------------------------------------------------------------------

(1) MAXIMUM POLICY EXPENSE CHARGES. This example assumes maximum charges of 1.40% for Separate Account annual expenses, a $40 guaranteed maximum Policy fee, plus the maximum fees and expenses before any waivers or reductions of any of the portfolio companies (2.18%).
(2) MINIMUM POLICY EXPENSE CHARGES. This example assumes current charges of 1.40% for Separate Account annual expenses, a $40 current Policy fee, plus the minimum fees and expenses after any waivers or reductions of any of the portfolio companies (0.36%).

OVERTURE ANNUITY III-Plus               -5-


EACH PORTFOLIO'S OPERATING EXPENSES (AS OF DECEMBER 31, 2004)

-----------------------------------------------------------------------------------------------------
                                                                                      Total Expenses
   o  Subaccount's underlying        Management  12b-1 Other    Total    Waivers and   after Waivers
      Portfolio Name                      Fees   Fees*  Fees   Portfolio     Fees     and Reductions,
                                                                Fees      Reductions    if any
-----------------------------------------------------------------------------------------------------
AIM FUNDS

o   AIM V.I. Dynamics - Series I        0.75%    -       0.39%   1.14%      0.01%       1.13% (1)

ALGER - CLASS O
o   Alger American Balanced             0.75%    -       0.12%   0.87%       -          0.87%
o   Alger American Leveraged AllCap     0.85%    -       0.12%   0.97%       -          0.97%
AMERICAN CENTURY (R)
o   VP Income & Growth                  0.70%    -        -      0.70%       -          0.70%
AMERITAS PORTFOLIOS (SUBADVISOR)(2),(3)
o   Ameritas Core Strategies            0.82%    -       0.15%   0.97%      0.02%      0.95%
    (THORNBURG)
o   Ameritas Growth (FRED ALGER)        0.81%    -       0.16%   0.97%      0.08%      0.89%
o   Ameritas Income & Growth (FRED      0.74%    -       0.22%   0.96%      0.18%      0.78%
    ALGER)
o   Ameritas Index 500 * (STATE         0.29%    -       0.24%   0.53%      0.15%      0.38%
    STREET)
o   Ameritas MidCap Growth (FRED        0.87%    -       0.19%   1.06%      0.12%      0.94%
    ALGER)
o   Ameritas Money Market (CALVERT)     0.25%    -       0.12%   0.37%      0.01%      0.36%
o   Ameritas Select                     1.07%    -       0.15%   1.22%      -          1.22%
    (HARRIS/OAKMARK)
o   Ameritas Small Capitalization       0.98%    -       0.31%   1.29%      0.29%      1.00%
    (EAGLE)
o   Ameritas Small Company Equity       1.33%    -       0.28%   1.61%      0.11%      1.50%
    (BABSON)
CALVERT PORTFOLIOS
o   CVS Income                          0.70%    -       0.33%  1.03%       0.05%      0.98% (4)
o   CVS Social Balanced                 0.70%    -       0.21%  0.91%       -          0.91%
o   CVS Social Equity                   0.70%    -       0.65%  1.35%       0.27%      1.08% (4)
o   CVS Social International Equity     1.10%    -       1.08%  2.18%       -          2.18% (5)
o   CVS Social Mid Cap Growth           0.90%    -       0.27%  1.17%       -          1.17% (5)
o   CVS Social Small Cap Growth         1.00%    -       0.39%  1.39%       -          1.39% (5)
DREYFUS

o   MidCap Stock - Service Shares       0.75%  0.25%     0.03%  1.03%       0.03%      1.00% (6)
FIDELITY (R) (INITIAL CLASS)
o   VIP Asset Manager SM                0.53%    -       0.12%  0.65%       -          0.65% (7)
o   VIP Asset Manager: Growth (R)       0.58%    -       0.16%  0.74%       -          0.74% (7)
o   VIP Contrafund (R)                  0.57%    -       0.11%  0.68%       -          0.68% (7)
o   VIP Equity-Income                   0.47%    -       0.11%  0.58%       -          0.58% (7)
o   VIP Growth                          0.58%    -       0.10%  0.68%       -          0.68% (7)
o   VIP High Income                     0.58%    -       0.13%  0.71%       -          0.71%
o   VIP Investment Grade Bond           0.43%    -       0.13%  0.56%       -          0.56%
o   VIP Overseas                        0.72%    -       0.19%  0.91%       -          0.91% (7)

MFS

o   New Discovery                       0.90%    -       0.11%   1.01%      -          1.01% (8)
o   Strategic Income                    0.75%    -       0.33%   1.08%    0.18% (9)    0.90%
o   Utilities                           0.75%    -       0.14%   0.89%      -          0.89% (8)

SALOMON BROTHERS

o   Variable All Cap                    0.81%(10)-       0.08%   0.89%       -         0.89%
SUMMIT PINNACLE SERIES (11)
o   Nasdaq-100 Index                    0.35%    -       0.30%   0.65%      -          0.65%
o   Russell 2000 Small Cap Index        0.35%    -       0.40%   0.75%      -          0.75%
o   S&P MidCap 400 Index                0.30%    -       0.26%   0.56%      -          0.56%

THIRD AVENUE

o   Third Avenue Value                  0.90%    -       0.31%   1.21%      -          1.21%

VAN KAMPEN

o   Emerging Markets Equity -           1.25%    -       0.46%   1.71%      -          1.71%
    Class I (12)
o   Global Value Equity - Class I (13)  0.67%    -       0.37%   1.04%      -          1.04%
o   International Magnum - Class I (12) 0.80%    -       0.45%   1.25%      -          1.25%
o   U.S. Real Estate - Class I (13)     0.76%    -       0.26%   1.02%      -          1.02%

------------------------------------------------------------------------------------------------


(1) Effective January 1, 2005 through June 30, 2006, the advisor has contractually agreed to waive a portion of its advisory fees. The fee waiver reflects this agreement.


(2) The portfolio Advisor (AIC) has contractually agreed to limit annual portfolio operating expenses through April 30, 2006, as reflected above, except for Ameritas Select, which has a cap of 1.50%. Under the terms of the contractual expense limitation, operating expenses do not include interest expense, brokerage commissions, taxes and extraordinary expenses. Each portfolio has an expense offset arrangement with the custodian bank whereby the custodian and transfer agent fees may be paid indirectly by credits on the portfolio's uninvested cash balances. These credits are used to reduce the Portfolio's expenses. To the extent the credit, if any, reduces portfolio expenses, the Advisor's obligation under the contractual expense limitation is reduced and the Advisor also benefits from the expense offset arrangement.

(3) Management fee for the Ameritas Portfolios include both the investment advisory fee and administrative service fee. The administrative service fee is 0.05% of the portfolio's average daily net assets with a minimum of $50,000.

(4) The Advisor has contractually agreed to limit annual portfolio operating expenses through April 30, 2006 to 0.98% for CVS Income


OVERTURE ANNUITY III-Plus               -6-

Portfolio and 1.08% for CVS Social Equity Portfolio. Under the terms of the contractual expense limitation, operating expenses do not include interest expense, brokerage commissions, taxes and extraordinary expenses. Each portfolio has an expense offset arrangement with the custodian bank whereby the custodian and transfer agent fees may be paid indirectly by credits on the portfolio's uninvested cash balances. These credits are used to reduce the Portfolio's expenses. To the extent the credit, if any, reduces portfolio expenses, the Advisor's obligation under the contractual expense limitation is reduced and the Advisor also benefits from the expense offset arrangement.

(5) "Total Fees" reflect an indirect fee and fees before waivers. Indirect fees result from the portfolio's offset arrangement with the custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the portfolio's uninvested cash balances. These credits are used to reduce the portfolio's expenses. Net operating expenses after reductions for fees paid indirectly and fee waivers would be as follows:
                      CVS Social International Equity        2.02%
                      CVS Social Mid Cap Growth              1.15%
                      CVS Social Small Cap Growth            1.31%

(6) The expenses shown above reflect the portfolio adviser's waiver of fees or reimbursement of expenses for the fiscal year ended December 31, 2004. The Dreyfus Corporation has agreed, until December 31, 2005, to waive receipt of its fees and/or assume the expenses of the portfolio so that the expenses (excluding taxes, brokerage commissions, extraordinary expenses, interest expenses and commitment fees on borrowings) do not exceed 1.00 of 1%.

(7) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. These offsets may be discontinued at any time. Including these reductions, the total operating expenses would have been:
                      VIP Asset Manager: Initial Class           0.64%
                      VIP Asset Manager: Growth: Initial Class   0.73%
                      VIP Contrafund: Initial Class              0.66%
                      VIP Equity-Income: Initial Class           0.57%
                      VIP Growth: Initial Class                  0.65%
                      VIP Overseas: Initial Class                0.87%

(8) Each MFS series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may have entered into or may enter into brokerage arrangements that reduce or recapture series' expenses. "Other Fees" do not take into account these expense reductions and are therefore higher than the actual expenses of the series. Had these expense reductions been taken into account, "Total Expenses (reflecting waivers and/or reimbursements, if any)" would be lower and would equal:
                      New Discovery Series                   1.00%
                      Utilities Series                       0.88%

(9) MFS has contractually agreed, subject to reimbursement, to bear the portfolio's expenses such that "Other Fees" do not exceed 0.15% annually. This expense limitation arrangement excludes management fees, taxes, extraordinary expenses, brokerage and transaction costs and expenses associated with the series investing activities. This contractual fee arrangement will continue until at least April 30, 2006, unless the board of trustees which oversees the fund consents to any earlier revision or termination of this arrangement.

(10) Effective August 1, 2004 the management fees were reduced from 0.85% to the management breakpoints below:
        First 1.50 billion0.75%
        Next .5 billion 0.70%
        Next .5 billion 0.65%
        Next 1.00 billion 0.60%
        Over 3.50 billion 0.50%

(11) Total operating expenses in excess of those stated for each Summit portfolio are paid by the investment adviser. The S&P MidCap 400(R) Index is a trademark of The McGraw-Hill Companies, Inc. The Nasdaq-100(R) Index is a trademark of The Nasdaq Stock Market, Inc. The Russell 2000(R) Index is a trademark of the Frank Russell Company. These trademarks have been licensed for use by Summit Mutual Funds. The Funds are not sponsored, endorsed, sold or promoted by any of the licensing organizations, and they make no representation or warranty regarding the Funds, and bear no liability with respect to the Funds.

(12) The fees disclosed reflect gross ratios prior to any voluntary waivers/reimbursements of expenses by the adviser. The adviser has voluntarily agreed to waive a portion or all of its management fee and/or reimburse expenses to the extent necessary so that total annual operating expenses, excluding certain investment related expenses such as foreign country tax expense and interest expense on borrowing, do not exceed the "Operating Expense Limitation" in the below table. The adviser may terminate these voluntary waivers at any time at its sole discretion. After such reductions, the "Management Fee", "Other Expenses" and "Total Annual Expenses", would be as follows:

                           Operating
                            Expense     Management   Other      Total Annual
       Van Kampen          Limitation     Fees      Expense       Expenses
       ----------          ----------     ----      -------       --------
       Emerging Markets       1.65%       1.19%      0.46%         1.65%
           Equity Class I
       International Magnum   1.15%       0.70%      0.45%         1.15%
           Class I

(13) Expense information has been restated to reflect current fees in effect as of November 1, 2004.


* Portfolios pay 12b-1 fees to us pursuant to Rule 12b-1 under the Investment Company Act of 1940, which allows investment companies to pay fees out of portfolio assets to those who sell and distribute portfolio shares. Some portfolios may also pay 0.05 to 0.25 percent of annual portfolio assets for our providing shareholder support and marketing services.

** "Standard & Poor's(R)", "S&P(R)", "S&P 500(R)", "Standard & Poor's 500", and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by us. The Product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Product. The Statement of Additional Information sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P as set forth in the Licensing Agreement between us and S&P.

OVERTURE ANNUITY III-Plus               -7-

FINANCIAL INFORMATION
--------------------------------------------------------------------------------
We provide Accumulation Unit value history for each of the Separate Account variable investment options in APPENDIX A. Financial statements of the Subaccounts of the Separate Account and our company are included in the Statement of Additional Information; to learn how to get a copy, see the front or back page of this prospectus.


CHARGES EXPLAINED
--------------------------------------------------------------------------------
        The following adds to information provided in the CHARGES section. Please review both prospectus sections for information on charges.

[ ]     WITHDRAWAL CHARGE

        We will deduct a withdrawal charge from Policy value upon a full surrender or partial withdrawal that exceeds the "free" withdrawal amount or does not qualify for a critical needs waiver of the withdrawal charge, and also from any Policy value paid out due to the Owner's death while withdrawal charges apply. (The "free" withdrawal feature and amount and the critical needs waiver of withdrawal charges are described in this prospectus' POLICY DISTRIBUTIONS section.) A withdrawal charge will not be deducted on the date annuity income payments begin from amounts applied to provide annuity payments. This charge partially covers our distribution costs, including commissions and other promotional costs. Any deficiency is met from our general account, including amounts derived from the mortality and expense risk charge.

        The amount of a partial withdrawal you request plus any withdrawal charge is deducted from the Policy value on the date we receive your withdrawal request. Partial withdrawals (including any charge) are deducted from the Subaccounts and the Fixed Account on a pro rata basis, unless you instruct us otherwise. Policy value is withdrawn by considering earnings to be withdrawn before any premium is withdrawn; this means that there may be no withdrawal charge if the amount of the withdrawal is less than or equal to earnings plus premiums received at least "x" years prior to the withdrawal and not considered having been previously withdrawn, where "x" is the number of years in the withdrawal charge period. When premium is withdrawn, the oldest premium is considered to be withdrawn first, the next oldest premium is considered to be withdrawn next, and so on (a "first-in, first-out" basis).

[ ]     MORTALITY AND EXPENSE RISK CHARGE

        We impose a daily fee to compensate us for the mortality and expense risks we have under the Policy. This fee is reflected in the Accumulation Unit values for each Subaccount.

        Our MORTALITY RISK arises from our obligation to make annuity payments and to pay death benefits prior to the Annuity Date. The mortality risk we assume is that annuitants will live longer than we project, so our cost in making annuity payments will be higher than projected. However, an Annuitant's own longevity, or improvement in general life expectancy, will not affect the periodic annuity payments we pay under your Policy. Another mortality risk we assume is that at your death the death benefit we pay will be greater than the Policy value.

        Our EXPENSE risk is that our costs to administer your Policy will exceed the amount we collect through administrative charges.

        If the mortality and expense risk charge does not cover our costs, we bear the loss, not you. If the charge exceeds our costs, the excess is our profit. If the withdrawal charge does not cover our Policy distribution costs, the deficiency is met from our general account assets, which may include amounts, if any, derived from this mortality and expense risk charge.

[ ]     ADMINISTRATIVE FEES

        Administrative fees help us cover our cost to administer your Policy.

        ADMINISTRATIVE EXPENSE FEE
        This fee is equal to an annual rate of the value of the net assets in the Separate Account. This fee is reflected in the Accumulation Unit values for each Subaccount.

        ANNUAL POLICY FEE
        We reserve the right to charge an annual Policy fee.

        Any Policy Fee is deducted from your Policy value on the last Business Day of each Policy Year and upon a complete surrender. This fee is levied by canceling Accumulation Units and making a deduction from the Fixed Account. It is deducted from each Subaccount and the Fixed Account in the same proportion that the value in each

OVERTURE ANNUITY III-Plus               -8-

Subaccount or the Fixed Account bears to the total Policy value. We currently waive any Policy Fee if the Policy value is at least $50,000. The Policy Fee may be subject to maximum limits in certain states.

[ ]     TRANSFER FEE

        The first 15 transfers per Policy Year from Subaccounts or the Fixed Account are free. A transfer fee may be imposed for any transfer in excess of 15 per Policy Year. The transfer fee is deducted pro rata from each Subaccount (and, if applicable, the Fixed Account) in which the Owner is invested.

[ ]     TAX CHARGES

        Some states and municipalities levy a tax on annuities, ranging from 0% to 1.25% of your premiums. These tax rates, and the timing of the tax, vary and may change. Depending upon when any tax is paid by us in the state governing your Policy, we deduct a charge for the tax either (a) from premiums as they are received, (b) upon surrender of the Policy, (c) upon your death, or (d) upon applying Policy proceeds to an annuity income payout option.

        No charges are currently made for taxes other than premium taxes. We reserve the right to levy charges in the future for taxes or other economic burdens resulting from taxes that we determine are properly attributable to the Separate Account.

[ ]     FEES CHARGED BY THE PORTFOLIOS

        Each Subaccount's underlying portfolio has investment advisory fees and expenses. They are set forth in this prospectus' CHARGES section and described in more detail in each fund's prospectus. A portfolio's fees and expenses are not deducted from your Policy value. Instead, they are reflected in the daily value of portfolio shares which, in turn, will affect the daily Accumulation Unit value of the Subaccounts. These fees and expenses help to pay the portfolio's investment advisory and operating expenses.

[ ]     WAIVER OF CERTAIN CHARGES

        When the Policy is sold in a manner that results in savings of sales or administrative expenses, we reserve the right to waive all or part of any fee we charge under the Policy (excluding fees charged by the portfolios). Factors we consider include one or more of the following: size and type of group to whom the Policy is issued; amount of expected premiums; relationship with us (employee of us or an affiliated company, receiving distributions or making transfers from other policies we or one of our affiliates issue or transferring amounts held under qualified retirement plans we or one of our affiliates sponsor); type and frequency of administrative and sales services provided; or level of annual maintenance fee and withdrawal charges. In an exchange of another policy we or an affiliated company issued and where the withdrawal charge has been waived, the withdrawal charge for this Policy may be determined based on the dates premiums were received in the prior policy.

        Any fee waiver will not be discriminatory and will be done according to our rules in effect at the time the Policy is issued. We reserve the right to change these rules. The right to waive any fees may be subject to state approval.


INVESTMENT OPTIONS
--------------------------------------------------------------------------------

        We recognize you have very personal goals and investment strategies. The Policy allows you to choose from a wide array of investment options - each chosen for its potential to meet specific investment objectives.

        You may allocate all or a part of your premiums among the Separate Account variable investment options or the Fixed Account fixed interest rate option. Allocations must be in whole percentages and total 100%. The variable investment options, which invest in underlying portfolios, are listed and described in this section of this prospectus. `


                        The value of your Policy will go up or down based on the investment performance of the variable investment options you choose. The investment results of each variable investment option are likely to differ significantly, and vary over time. They do not earn a fixed interest rate. Please consider carefully, and on a continuing basis, which investment options best suit your long-term investment objectives and risk tolerance.

OVERTURE ANNUITY III-Plus               -9-

[ ]     SEPARATE ACCOUNT VARIABLE INVESTMENT OPTIONS

        THE UNDERLYING PORTFOLIOS IN THE SEPARATE ACCOUNT ARE NOT PUBLICLY TRADED MUTUAL FUNDS, AND ARE NOT THE SAME AS OTHER PUBLICLY TRADED MUTUAL FUNDS WITH VERY SIMILAR NAMES. They are only available as separate account investment options in life insurance or variable annuity policies issued by insurance companies, or through participation in certain qualified pension or retirement plans.
        Even if the investment options and policies of some underlying portfolios available under the Policy may be very similar to the investment objectives and policies of publicly traded mutual funds that may be managed by the same investment adviser, the investment performance and results of the portfolios available under the Policy may vary significantly from the investment results of such other publicly traded mutual funds.
        You should read the prospectuses for the underlying portfolios together with this prospectus for more information.


       The Separate Account provides you with variable investment options in the form of underlying portfolio investments. Each underlying portfolio is an open-end investment management company. When you allocate investments to an underlying portfolio, those investments are placed in a Subaccount of the Separate Account corresponding to that portfolio, and the Subaccount in turn invests in the portfolio. The Policy value of your Policy depends directly on the investment performance of the portfolios that you select.

      The Separate Account is registered with the SEC as a unit investment trust. However, the SEC does not supervise the management or the investment practices or policies of the Separate Account or AVLIC. The Separate Account was established as a separate investment account of AVLIC under Nebraska law on May 28, 1987. Under Nebraska law, we own the Separate Account assets, but they are held separately from our other assets and are not charged with any liability or credited with any gain of business unrelated to the Separate Account. Any and all distributions made by the underlying portfolios, with respect to the shares held by the Separate Account, will be reinvested in additional shares at net asset value. We are responsible to you for meeting the obligations of the Policy, but we do not guarantee the investment performance of any of the variable investment options' underlying portfolios. We do not make any representations about their future performance.

      YOU BEAR THE RISK THAT THE VARIABLE INVESTMENT OPTIONS YOU SELECT MAY FAIL TO MEET THEIR OBJECTIVES, THAT THEY COULD GO DOWN IN VALUE, AND
                         THAT YOU COULD LOSE PRINCIPAL.

            Each Subaccount's underlying portfolio operates as a separate investment fund, and the income or losses of one generally has no effect on the investment performance of any other. Complete descriptions of each variable investment option's investment objectives and restrictions and other material information related to an investment in the variable investment option are contained in the prospectuses for each of the series funds which accompany this prospectus.

            The Separate Account Subaccount underlying portfolios listed below are designed primarily as investments for variable annuity and variable life insurance policies issued by insurance companies. They are NOT publicly traded mutual funds available for direct purchase by you. THERE IS NO ASSURANCE THE INVESTMENT OBJECTIVES WILL BE MET.

            This information is just a summary for each underlying portfolio. You should read the series fund prospectus for an underlying portfolio accompanying this prospectus for more information about that portfolio, including detailed information about the portfolio's fees and expenses, investment strategy and investment objective. To get a copy of any portfolio prospectus, contact your representative or us as shown on the Table of Contents page or the last page of this prospectus.

-------------------------------------------------------------------------------------------------
                     Separate Account         Summary of Investment Strategy / Fund Type
Portfolio
-------------------------------------- ----------------------------------------------------------
              AIM FUNDS                      Offered through AIM VARIABLE INSURANCE FUNDS
                                                    Advised by AIM ADVISORS, INC.
-------------------------------------- ----------------------------------------------------------
AIM V.I. DYNAMICS - SERIES I           Common stocks of mid size companies.  Investment
                                       objective is long-term capital growth.
-------------------------------------- ----------------------------------------------------------
          ALGER - Class O                      Offered through THE ALGER AMERICAN FUND
                                                Advised by FRED ALGER MANAGEMENT, INC.
-------------------------------------- ----------------------------------------------------------
ALGER AMERICAN BALANCED                Income and Growth.
-------------------------------------- ----------------------------------------------------------
ALGER AMERICAN LEVERAGED ALLCAP        Common stocks of companies with growth potential.
-------------------------------------- ----------------------------------------------------------
                                       Offered through AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
     AMERICAN CENTURY                  Advised by AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.
-------------------------------------- ----------------------------------------------------------
VP INCOME & GROWTH                     Income and Growth.
-------------------------------------- ----------------------------------------------------------

OVERTURE ANNUITY III-Plus               -10-

-------------------------------------------------------------------------------------------------
                     Separate Account         Summary of Investment Strategy / Fund Type
Portfolio
-------------------------------------- ----------------------------------------------------------
  AMERITAS PORTFOLIOS (SUBADVISOR)      Offered through CALVERT VARIABLE SERIES, INC. AMERITAS
                                                              PORTFOLIOS
                                                 Advised by AMERITAS INVESTMENT CORP.
-------------------------------------- ----------------------------------------------------------
AMERITAS CORE STRATEGIES (THORNBURG)   Growth.
-------------------------------------- ----------------------------------------------------------
AMERITAS GROWTH (FRED ALGER)           Growth.
-------------------------------------- ----------------------------------------------------------
AMERITAS INCOME & GROWTH (FRED ALGER)  Income and Growth.
-------------------------------------- ----------------------------------------------------------
AMERITAS INDEX 500 (STATE STREET)      Common stocks of U.S. companies on the S&P 500 Index.
-------------------------------------- ----------------------------------------------------------
AMERITAS MIDCAP GROWTH (FRED ALGER)    Growth.
-------------------------------------- ----------------------------------------------------------
AMERITAS MONEY MARKET (CALVERT)        Money Market.
-------------------------------------- ----------------------------------------------------------
AMERITAS SELECT (HARRIS/OAKMARK)       Growth.
-------------------------------------- ----------------------------------------------------------
AMERITAS SMALL CAPITALIZATION (EAGLE)  Growth.
-------------------------------------- ----------------------------------------------------------
AMERITAS SMALL COMPANY EQUITY (BABSON) Growth.
-------------------------------------- ----------------------------------------------------------
         CALVERT PORTFOLIOS             Offered through CALVERT VARIABLE SERIES, INC. CALVERT
                                                              PORTFOLIOS
                                          Advised by CALVERT ASSET MANAGEMENT COMPANY, INC.
-------------------------------------- ----------------------------------------------------------
CVS INCOME                             Income.
-------------------------------------- ----------------------------------------------------------
CVS SOCIAL BALANCED                    Income and Growth.
-------------------------------------- ----------------------------------------------------------
CVS SOCIAL EQUITY                      Growth.
-------------------------------------- ----------------------------------------------------------
CVS SOCIAL INTERNATIONAL EQUITY        Growth.
-------------------------------------- ----------------------------------------------------------
CVS SOCIAL MID CAP GROWTH              Growth.
-------------------------------------- ----------------------------------------------------------
CVS SOCIAL SMALL CAP GROWTH            Growth.
-------------------------------------- ----------------------------------------------------------
                                             Offered through DREYFUS INVESTMENT PORTFOLIOS
                                                  Advised by THE DREYFUS CORPORATION
-------------------------------------- ----------------------------------------------------------
MIDCAPSTOCK - Service Shares           Seeks investment results that are greater
                                       than the total return performance of publicly
                                       traded common stocks of medium-size domestic
                                       companies in the aggregate, as represented by
                                       the Standard & Poor's MidCap 400 (R) Index.
-------------------------------------- ----------------------------------------------------------
      FIDELITY (INITIAL CLASS)           Offered through VARIABLE INSURANCE PRODUCTS: INITIAL
                                                                CLASS
                                         Advised by FIDELITY MANAGEMENT AND RESEARCH COMPANY
-------------------------------------- ----------------------------------------------------------
VIP ASSET MANAGER                      Allocated investments among stocks, bonds
                                       and short-term/money market investments.
                                       Investment objective is high total return with
                                       reduced risk over the long-term.
-------------------------------------- ----------------------------------------------------------
                                       Allocated investments among stocks, bonds and
VIP ASSET MANAGER: GROWTH              short-term/money market investments.  Investment
                                       objective is high total return.
-------------------------------------- ----------------------------------------------------------
VIP CONTRAFUND                         Common stocks of companies whose value is not
                                       fully recognized. Investment objective is
                                       long-term capital growth.
-------------------------------------- ----------------------------------------------------------
VIP EQUITY-INCOME                      Income.
-------------------------------------- ----------------------------------------------------------
VIP GROWTH                             Growth.
-------------------------------------- ----------------------------------------------------------
VIP HIGH INCOME                        Income.
-------------------------------------- ----------------------------------------------------------
VIP INVESTMENT GRADE BOND              Bond.
-------------------------------------- ----------------------------------------------------------
VIP OVERSEAS                           Income and Growth.
-------------------------------------- ----------------------------------------------------------
          MFS                               Offered through MFS VARIABLE INSURANCE TRUST
                                         Advised by MASSACHUSETTS FINANCIAL SERVICES COMPANY
-------------------------------------- ----------------------------------------------------------
NEW DISCOVERY                          Common stocks of smaller cap emerging growth
                                       companies that are early in their life
                                       cycles. Investment objective is capital growth.
-------------------------------------- ----------------------------------------------------------
STRATEGIC INCOME                       Income.
-------------------------------------- ----------------------------------------------------------
UTILITIES                              Income.
-------------------------------------- ----------------------------------------------------------
          SALOMON BROTHERS              Offered through SALOMON BROTHERS VARIABLE SERIES FUNDS INC.
                                          Advised by SALOMON BROTHERS ASSET MANAGEMENT, INC.
-------------------------------------- ----------------------------------------------------------
VARIABLE ALL CAP                       Growth.
-------------------------------------- ----------------------------------------------------------
                                           Offered through SUMMIT MUTUAL FUNDS, INC. SUMMIT
       SUMMIT PINNACLE SERIES                              PINNACLE SERIES
                                             Advised by SUMMIT INVESTMENT PARTNERS, INC.
-------------------------------------- ----------------------------------------------------------
NASDAQ-100 INDEX                       Growth.
-------------------------------------- ----------------------------------------------------------
RUSSELL 2000 SMALL CAP INDEX           Growth.
-------------------------------------- ----------------------------------------------------------
S&P MIDCAP 400 INDEX                   Growth.
-------------------------------------- ----------------------------------------------------------

OVERTURE ANNUITY III-Plus               -11-


-------------------------------------------------------------------------------------------------
                     Separate Account         Summary of Investment Strategy / Fund Type
Portfolio
-------------------------------------- ----------------------------------------------------------
            THIRD AVENUE                  Offered through THIRD AVENUE VARIABLE SERIES TRUST
                                                Advised by THIRD AVENUE MANAGEMENT LLC
-------------------------------------- ----------------------------------------------------------
THIRD AVENUE VALUE                     Long-term capital appreciation.
-------------------------------------- ----------------------------------------------------------
             VAN KAMPEN                Offered through THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
                                              Advised by MORGAN STANLEY INVESTMENT MANAGEMENT INC.
                                                             dba "VAN KAMPEN"
-------------------------------------- ----------------------------------------------------------
EMERGING MARKETS EQUITY - CLASS I      Long-term capital appreciation by investing primarily
                                       in growth-oriented equity securities of issuers
                                       in emerging markets countries.
-------------------------------------- ----------------------------------------------------------
                                       Long-term capital appreciation by investing primarily
GLOBAL VALUE EQUITY - CLASS I          in equity securities of issuers throughout the world,
                                       including U.S. issuers.
-------------------------------------- ----------------------------------------------------------
                                       Long-term capital appreciation by investing primarily
INTERNATIONAL MAGNUM - CLASS I         in equity securities of non-U.S. issuers domiciled in
                                       EAFE countries.
-------------------------------------- ----------------------------------------------------------
                                       Above average current income and long-term capital
                                       appreciation by investing primarily in equity
U.S.REAL ESTATE - CLASS I              securities of companies in the U.S. real estate
                                       industry, including real estate investment trusts.
-------------------------------------- ----------------------------------------------------------

o       ADDING, DELETING, OR SUBSTITUTING VARIABLE INVESTMENT OPTIONS
        We do not control the Subaccounts' underlying portfolios, so we cannot guarantee that any of the portfolios will always be available. We retain the right to change the investments of the Separate Account, and to eliminate the shares of any Subaccount's underlying portfolio and substitute shares of another series fund portfolio. If the shares of the underlying portfolio are no longer available for investment or if, in our judgment, investment in the portfolio would be inappropriate in view of the purposes of the Separate Account, we will first notify you and receive any necessary SEC and state approval before making such a change.

        New Separate Account underlying portfolios may be added, or existing funds eliminated, when, in our sole discretion, conditions warrant a change. If a portfolio is eliminated, we will ask you to reallocate any amount in the eliminated portfolio. If you do not reallocate these amounts, we will automatically reinvest them in the Ameritas Money Market Subaccount.

        If we make a portfolio substitution or change, we may change the Policy to reflect the substitution or change. Our Separate Account may be (i) operated as an investment management company or any other form permitted by law, (ii) deregistered with the SEC if registration is no longer required, or (iii) combined with one or more other separate accounts. To the extent permitted by law, we also may transfer assets of the Separate Account to other accounts.

[ ]     FIXED ACCOUNT FIXED INTEREST RATE OPTION

        There is one fixed interest rate option ("Fixed Account"), where we bear the investment risk. We guarantee that you will earn a minimum interest rate that will yield at least 3.5% per year, compounded annually. We may declare a higher current interest rate. However, you bear the risk that we will not credit more interest than will yield the minimum guaranteed rate per year for the life of the Policy. We have sole discretion over how assets allocated to the Fixed Account are invested, and we bear the risk that those assets will perform better or worse than the amount of interest we have declared. The focus of this prospectus is to disclose the Separate Account aspects of the Policy. Refer to the Policy for additional details regarding the Fixed Account.

[ ]     TRANSFERS

        The Policy is designed for long-term investment, not for use with professional "market timing" services or use with programmed, large or frequent transfers. Excessive transfers could harm other policy owners, annuitants and beneficiaries by having a detrimental effect on investment portfolio management. In addition to the right of the Portfolio to impose redemption fees on short-term trading, wE RESERVE THE RIGHT TO REJECT ANY SPECIFIC PREMIUM ALLOCATION OR TRANSFER REQUEST, IF IN THE JUDGMENT OF A SUBACCOUNT PORTFOLIO FUND ADVISOR, A SUBACCOUNT PORTFOLIO WOULD BE UNABLE TO INVEST EFFECTIVELY IN ACCORDANCE WITH ITS INVESTMENT OBJECTIVES AND POLICIES, OR IF POLICY OWNERS WOULD OTHERWISE POTENTIALLY BE ADVERSELY AFFECTED.

        Transferring money out of a Subaccount within 60 days of a purchase may be considered market timing. However, any portfolio fund advisor may establish their own standards, and each transaction may be evaluated on its own. Ultimately the portfolio fund advisor has the authority to make this determination.

OVERTURE ANNUITY III-Plus               -12-

        Subject to restrictions during the "right to examine period" and prior to the Annuity Date, you may transfer Policy value from one Subaccount to another, from the Separate Account to the Fixed Account, or from the Fixed Account to any Subaccount, subject to these rules:

        TRANSFER RULES:
        o A transfer is considered any single request to move assets from one or more Subaccounts or the Fixed Account to one or more of the other Subaccounts or the Fixed Account.
        o We must receive notice of the transfer - either Written Notice, an authorized telephone transaction, or by Internet when available. Transfer requests by facsimile, telephone, or Internet must be sent to us by 3:00 p.m. Central Time for same-day processing. Requests received later are processed on the next trading day. Fax requests must be sent to us at 402-467-7923. If requests are faxed elsewhere, we will process them as of the day they are received by our trading unit.
        o The transferred amount must be at least $250, or the entire Subaccount or Fixed Account value if it is less. (If the value remaining after a transfer will be less than $250 in a Subaccount or $100 in the Fixed Account, we will include that amount as part of the transfer.)
                - If the Dollar Cost Averaging systematic transfer program is used, then the minimum transfer amount out of a Subaccount or the Fixed Account is the lesser of $100 or the balance in the Subaccount or Fixed Account. Under this program, the maximum amount that may be transferred from the Fixed Account each month is 1/36th of the value of the Fixed Account at the time the Dollar Cost Averaging program is established. While a Dollar Cost Averaging program is in effect, elective transfers out of the Fixed Account are prohibited.
                - The Portfolio Rebalancing and Earnings Sweep systematic transfer programs have no minimum transfer limits.
        o The first 15 transfers each Policy Year are free. Thereafter, transfers may result in a $10 charge for each transfer. This fee is deducted on a pro-rata basis from balances in all Subaccounts and the Fixed Account; it is not subtracted from the amount of the transfer. Transfers under any systematic transfer program DO count toward the 15 free transfer limit.
        o A transfer from the Fixed Account (except made pursuant to a systematic transfer program):
                -       may be made only once each Policy Year;
                -       may be delayed up to six months;
                -       is limited during any Policy Year to the greater of:
                        -       25% of the Fixed account value on the date of
                                the initial transfer during that year;
                        -       the greatest amount of any similar transfer out
                                of the Fixed Account during the previous 13 months; or
                        -       $1,000.
        o We reserve the right to limit transfers, or to modify transfer privileges, and we reserve the right to change the transfer rules at any time.
        o If the Policy value in any Subaccount falls below $250, we may transfer the remaining balance, without charge, to the Ameritas Money Market Subaccount.
        o In the event you authorize telephone or Internet transfers, we are not liable for telephone or Internet instructions that we in good faith believe you authorized. We will employ reasonable procedures to confirm that instructions are genuine.

[ ]     THIRD-PARTY SERVICES

        Where permitted and subject to our rules, we may accept your authorization to have a third party (such as your sales representative or someone else you name) exercise transfers or investment allocations on your behalf. Third-party transfers and allocations are subject to the same rules as all other transfers and allocations. You can make this election on the application or by sending us Written Notice. PLEASE NOTE THAT ANY PERSON OR ENTITY YOU AUTHORIZE TO MAKE TRANSFERS OR ALLOCATIONS ON YOUR BEHALF, INCLUDING ANY INVESTMENT ADVISORY, ASSET ALLOCATION, MONEY MANAGEMENT OR TIMING SERVICE, DOES SO INDEPENDENTLY FROM ANY AGENCY RELATIONSHIP THEY MAY HAVE WITH US FOR THE SALE OF THE POLICIES. THEY ARE ACCOUNTABLE TO YOU ALONE FOR SUCH TRANSFERS OR ALLOCATIONS. WE ARE NOT RESPONSIBLE FOR SUCH TRANSFERS OR ALLOCATIONS ON YOUR BEHALF, OR RECOMMENDATIONS TO YOU, BY SUCH THIRD-PARTY SERVICES. YOU SHOULD BE AWARE THAT FEES CHARGED BY SUCH THIRD PARTIES FOR THEIR SERVICE ARE SEPARATE FROM AND IN ADDITION TO FEES PAID UNDER THE POLICY.


[ ]     DISRUPTIVE TRADING PROCEDURES

        The Policy is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the market. Such frequent trading, programmed transfers, or transfers that are large in relation to the total assets of a Subaccount's underlying portfolio can disrupt management of a Subaccount's underlying portfolio and raise expenses. This in turn can hurt performance of an affected Subaccount and therefore hurt your Policy's performance.
                                Organizations or individuals that use market timing investment strategies and make frequent or other disruptive transfers should not purchase the Policy

        We reserve the right to reject or restrict, in our sole discretion, transfers initiated by a market timing organization or individual or other party authorized to give transfer instructions. We further reserve the right to impose restrictions on transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other Policy Owners. Restrictions may include changing, suspending or terminating telephone,

OVERTURE ANNUITY III-Plus               -13-
on-line and facsimile transfer privileges. We will also enforce any Subaccount underlying portfolio manager's own restrictions imposed upon transfers considered by the manager to be disruptive. Our disruptive trading procedures may vary from Subaccount to Subaccount, and may also vary due to differences in operational systems and contract provisions. Any Subaccount restrictions will be uniformly applied.

        There is no assurance that the measures we take will be effective in preventing market timing or other excessive transfer activity. Our ability to detect and deter disruptive trading and to consistently apply our disruptive trading procedures may be limited by operational systems and technological limitations. Also, because other insurance companies and retirement plans may invest in Subaccount underlying portfolios, we cannot guarantee that Subaccount underlying portfolios will not suffer harm from disruptive trading within contracts issued by them.

        EXCESSIVE TRANSFERS
        We reserve the right to restrict transfers if we determine you are engaging in a pattern of transfers that may disadvantage Policy Owners. In making this determination, we will consider, among other things:
        o       the total dollar amount being transferred;
        o       the number of transfers you make over a period of time;
        o whether your transfers follow a pattern designed to take advantage of short term market fluctuations, particularly within certain Subaccount underlying portfolios;
        o whether your transfers are part of a group of transfers made by a third party on behalf of individual Policy Owners in the group; and
        o the investment objectives and/or size of the Subaccount underlying portfolio.

        THIRD PARTY TRADERS
        We reserve the right to restrict transfers by any firm or any other third party authorized to initiate transfers on behalf of multiple Policy Owners if we determine such third party trader is engaging in a pattern of transfers that may disadvantage Policy Owners. In making this determination, we may, among other things:
        o reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Policy Owner, or
        o reject the transfer or exchange instructions of individual Policy Owners who have executed transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Policy Owner.

        We will notify affected Policy Owners before we limit transfers, modify transfer procedures or refuse to complete a transfer. Transfers made pursuant to participation in a dollar cost averaging, portfolio rebalancing, earnings sweep or asset allocation program are not subject to these rules, nor are they subject to a transfer fee. See the sections of the Prospectus describing those programs for the rules of each program.


[ ]     SYSTEMATIC TRANSFER PROGRAMS

        We offer several systematic transfer programs. We reserve the right to alter or terminate these programs upon thirty days written notice.

o       DOLLAR COST AVERAGING
        The Dollar Cost Averaging program allows you to automatically transfer, on a periodic basis, a set dollar amount or percentage from the Ameritas Money Market Subaccount or the Fixed Account to any other Subaccount(s) or the Fixed Account. Requested percentages are converted to a dollar amount. You can begin Dollar Cost Averaging when you purchase the Policy or later. You can increase or decrease the amount or percentage of transfers or discontinue the program at any time. Dollar Cost Averaging is intended to limit loss by resulting in the purchase of more Accumulation Units when a portfolio's value is low, and fewer units when its value is high. However, there is no guarantee that such a program will result in a higher Policy value, protect against a loss, or otherwise achieve your investment goals.

        DOLLAR COST AVERAGING PROGRAM RULES:
        o There is no additional charge for the Dollar Cost Averaging program.
        o We must receive notice of your election and any changed instruction - either Written Notice, by telephone transaction instruction, or by Internet when available.
        o       Automatic transfers can only occur monthly.
        o The minimum transfer amount out of the Ameritas Money Market Subaccount or the Fixed Account is the lesser of $250 or the balance in the Subaccount or Fixed Account. Under this program, the maximum amount that may be transferred from the Fixed Account each month is 1/36th of the Fixed Account value at the time Dollar Cost Averaging is established. While a Dollar Cost Averaging program is in effect, elective transfers out of the Fixed Account are prohibited. There is no maximum transfer amount limitation applicable to any of the Subaccounts.

OVERTURE ANNUITY III-Plus               -14-

        o Dollar Cost Averaging program transfers cannot begin before the end of a Policy's "right to examine" period.
        o You may specify that transfers be made on the 1st through the 28th day of the month. Transfers will be made on the date you specify (or if that is not a Business Day, then on the next Business Day). If you do not select a date, the program will begin on the next Policy month anniversary following the date the Policy's "right to examine" period ends.
        o You can limit the number of transfers to be made, in which case the program will end when that number has been made. Otherwise, the program will terminate when the amount remaining in the Ameritas Money Market Subaccount or the Fixed Account is less than $100.
       o Dollar Cost Averaging is not available when the Portfolio Rebalancing Program is elected.

o       PORTFOLIO REBALANCING
        The Portfolio Rebalancing program allows you to rebalance your Policy value among designated Subaccounts only as you instruct. You may change your rebalancing allocation instructions at any time. Any change will be effective when the next rebalancing occurs.

        PORTFOLIO REBALANCING PROGRAM RULES:
        o There is no additional charge for the Portfolio Rebalancing program.
        o       The Fixed Account is excluded from this program.
        o You must request the rebalancing program, give us your rebalancing instructions, or request to end this program either by Written Notice, by telephone transaction instruction, or by Internet when available.
        o You may have rebalancing occur quarterly, semi-annually or annually.

o       EARNINGS SWEEP
        The Earnings Sweep program allows you to sweep earnings from your Subaccounts to be rebalanced among designated investment options (Subaccounts or the Fixed Account), either based on your original Policy allocation of premiums or pursuant to new allocation instructions. You may change your Earnings Sweep program instructions at any time. Any change will be effective when the next sweep occurs.

        EARNINGS SWEEP PROGRAM RULES:
        o       There is no additional charge for the Earnings Sweep program.
        o       The Fixed Account is included in this program.
        o You must request the Earnings Sweep program, give us your rebalancing instructions, or request to end this program either by Written Notice, by telephone transaction instruction, or by Internet when available.
        o You may have your earnings sweep quarterly, semi-annually or annually.

[ ]     MODEL ASSET ALLOCATION PROGRAM

        We may offer a model asset allocation program. However, you always have the ability to construct your own asset allocation plan from among the investment options available in your Policy. Model asset allocation programs are intended to match model risk tolerance and investment objectives with the investment options available in your Policy.

o       MORNINGSTAR ASSET ALLOCATOR PROGRAM
        Currently, we offer the Morningstar(R) Asset Allocator program, from Morningstar Associates, LLC ("Morningstar"), which consists of five models, ranging from aggressive to conservative.
        To participate in the asset allocation program:
        o AIC will serve as your investment adviser fiduciary for the program solely for purposes of development of the models and periodic updates to the models. You must give AIC your written consent and discretionary authority for AIC to give us instructions to allocate your premiums (or, for an existing Policy, Policy value) pursuant to the allocations of the model you select. AIC will also periodically instruct us to change your allocations consistent with any changes to the model made by AIC as recommended by Morningstar.
        o       You must complete the Asset Allocator Questionnaire.
        o You must allocate all of your Policy value to one asset allocation model. We must receive notice of your asset allocation model election either by written notice or Internet (when available) before we can begin a program for you. Only you can select which model is best for you. The Asset Allocator Questionnaire can be an aid, but neither it nor AIC will make this decision for you. You may wish to consult with your own financial professional to determine whether participation in the program is best for you, and if so, which model is most suitable.
        o Each calendar quarter we will automatically rebalance the Subaccount values to be consistent with the allocation percentages for the program model that you elected. Such rebalancing will be disclosed in quarterly statements to you. Performance of each model is updated daily on our website and is available upon request.

OVERTURE ANNUITY III-Plus               -15-

        o Annually, AIC will re-evaluate and may make changes to each investment level model based upon Morningstar's recommendations. When AIC updates the models, we will send you written notice of the updated models at least 30 days in advance of the date the updated models are to be effective. If you wish to accept the changes in your selected model, you will not need to take any action, as your Policy value and any subsequent premium will be reallocated automatically pursuant to the updated model. If you do not wish to accept the changes to your selected model, you can change to a different model or withdraw from the Morningstar Asset Allocator program.
        o If you are currently participating in a Morningstar Asset Allocator asset allocation model and you make changes to your allocations outside the model, you will not receive future notifications of model changes. You will then be considered as having withdrawn from the Morningstar Asset Allocator program and as having cancelled your relationship with AIC for purposes of implementing the program with your Policy.
        o AIC is compensated by us as principal underwriter for the Policies and also receives an advisory fee as adviser to the Ameritas Portfolios available as investment options within the Policies. We and AIC may also receive revenue sharing from other portfolios in the models. This additional compensation and related responsibilities may create conflicts of interest as AIC determines what portfolios should be in the models. However, we believe this risk is reduced or eliminated by contracting with Morningstar to independently evaluate and recommend the selection, allocation weighting, and periodic updates regarding portfolios in the models.

        There is no additional charge for selecting the Morningstar Asset Allocator program. Although asset allocation programs are intended to mitigate investment risk, there is still a risk that investing pursuant to a model will still lose value. For information about risks of participating in the Morningstar Asset Allocator program and more detail about the program, including more information about conflicts of interest, ask for a copy of this prospectus' Statement of Additional Information. More information about AIC's role as investment advisor for the program is available on AIC's Form ADV Part II which is delivered to you at the time you subscribe to the program. We may modify or discontinue the model asset allocation program at any time.


IMPORTANT POLICY PROVISIONS
--------------------------------------------------------------------------------
        The OVERTURE ANNUITY III-PLUS Policy is a flexible premium deferred variable annuity policy. The Policy allows you to save and invest your assets on a tax-deferred basis. A feature of the Policy distinguishing it from non-annuity investments is its ability to guarantee annuity payments to you for as long as the Annuitant lives or for some other period you select. In addition, if the Annuitant dies before those payments begin, the Policy will pay a death benefit to the Annuitant's Beneficiary. Many key rights and benefits under the Policy are summarized in this prospectus; however, you must refer to the Policy itself for the actual terms of the Policy. You may obtain a copy of the Policy from us. The Policy can be purchased as a tax-qualified or nonqualified annuity. The Policy remains in force until surrendered for its Cash Surrender Value, or until all proceeds have been paid under an annuity income option or as a death benefit

[ ]     POLICY APPLICATION AND ISSUANCE

Replacing an existing annuity
policy is not always your best
choice. Evaluate any replacement
carefully.

        To purchase a Policy, you must submit an application and a minimum initial premium. A Policy usually will be issued only if you and the Annuitant are age 0 through 85, rounded to the nearest birthday. We reserve the right to reject any application or premium for any reason.

        If your application is in good order upon receipt, we will credit your initial net premium to the Policy value in accordance with the "right to examine" rules in your state within two Business Days after the later of the date we receive your application or the date we receive your premium. If the application is incomplete or otherwise not in good order, we will contact you within five Business Days to explain the delay; at that time we will refund your initial premium unless you consent to our retaining it to apply it to your Policy once all Policy issuance requirements are met.

        The Policy Date is the date two days after we receive your application and initial premium. It is the date used to determine Policy Anniversaries and Policy Years. No Policy will be dated on or after the 29th day of a month. (This does not affect how premium is credited; see the paragraph above.)


        You can purchase a tax-qualified Policy as part of Section 401(a) pension or profit-sharing plans, or IRA, Roth IRA, SIMPLE IRA, SEP, 403(b)
(TSAs), and Section 457 deferred compensation plans, subject to certain limitations. See this prospectus' FEDERAL INCOME TAX MATTERS section for details. Call us to see if the Policy may be issued as part of other kinds of plans or arrangements.


OVERTURE ANNUITY III-Plus               -16-

APPLICATION IN GOOD ORDER  *
        All application questions must be answered, but particularly note these requirements:
        o The Owner's and the Annuitant's full name, Social Security number, and date of birth must be included.
        o Be certain you identify both an Owner's Beneficiary and an Annuitant's Beneficiary, as they have different rights under the Policy, and failure to name an Owner's Beneficiary will cause any death benefit payable upon the Owner's death to be paid to the Owner's estate.
        o Your premium al locations must be completed in whole percentages, and total 100%.ions must be completed in whole percentages, and total 100%.
        o       Initial premium must meet minimum premium requirements.
        o Your signature and your agent's signature must be on the application.
        o Identify the type of plan, whether it is nonqualified or, if it is qualified, state the type of qualified plan.
        o       City, state and date application was signed must be completed.
        o If you have one, please give us your e-mail address to facilitate receiving updated Policy information by electronic delivery.
        o There may be forms in addition to the application required by law or regulation, especially when a qualified plan or replacement is involved.
        o       Your agent must be both properly licensed and appointed with us.

o       PREMIUM REQUIREMENTS
        Your premium checks should be made payable to "Ameritas Variable Life Insurance Company." We may postpone crediting any payment made by check to your Policy value until the check has been honored by your bank. Payment by certified check, banker's draft, or cashier's check will be promptly applied. Under our electronic fund transfer program, you may select a monthly payment schedule for us to automatically deduct premiums from your bank account or other sources. Total premiums for all annuities held with us for the same Annuitant may not exceed $1 million without our consent.

        INITIAL PREMIUM
        o       The only premium required. All others are optional.
        o Must be at least $2,000. We have the right to change these premium requirements, and to accept a smaller initial premium if payments are established as part of a regularly billed program (electronic funds transfer, payroll deduction, etc.) or as part of a tax-qualified plan.

        ADDITIONAL PREMIUMS
        o Must be at least $500; $50 if payments are established as part of a regularly billed program (electronic funds transfer, payroll deduction, etc.) or a tax-qualified plan. We have the right to change these premium requirements.
        o Will not be accepted, without our approval, on or after the later of (i) the Policy Anniversary following your or the Annuitant's 85th birthday or (ii) the Annuity Date.

o       ALLOCATING YOUR PREMIUMS
        You may allocate your premiums among the variable investment options and the Fixed Account fixed interest rate option. Initial allocations in your Policy application will be used for additional premiums until you change your allocation.
        o       Allocations must be in whole percentages, and total 100%.
        o You may change your allocation by sending us Written Notice or through an authorized telephone transaction. The change will apply to premiums received on or after the date we receive your Written Notice or authorized telephone transaction.
        o All premiums will be allocated pursuant to your instructions on record with us, except your initial premium and any additional premiums received during your Policy's "right to examine" period may be subject to special requirements.

        "RIGHT TO EXAMINE" PERIOD ALLOCATIONS
        RETURN OF VALUE STATE. In states that permit us to refund your Policy value upon your cancellation of the Policy during the "right to examine" period, we will allocate your initial premium to your selected variable investment options on the date of issue of the Policy.

        RETURN OF PREMIUM STATES. In states that require us to refund at least your full premium upon your cancellation of the Policy during the "right to examine" period, we will hold your initial premium in the Ameritas Money Market Subaccount for 13 days. Then, we will invest your initial premium in the investment options pursuant to your application instruction. (Any additional premiums we receive during the "right to examine" period plus 3 days will be allocated in the same manner.) If, at the end of the "right to examine" period, you decide to cancel your Policy, we will refund the greater of the Policy value or premiums paid.

OVERTURE ANNUITY III-Plus               -17-

[ ]     YOUR POLICY VALUE

        On your Policy's date of issue, the Policy value equals the initial premium less any charge for applicable premium taxes. On any Business Day thereafter, the Policy value equals the sum of the values in the Separate Account variable investment options and the Fixed Account. The Policy value is expected to change from day to day, reflecting the expenses and investment experience of the selected variable investment options (and interest earned in the Fixed Account options) as well as the deductions for charges under the Policy.

o       SEPARATE ACCOUNT VALUE
        Premiums or transfers allocated to Subaccounts are accounted for in Accumulation Units. The Policy value held in the Separate Account Subaccounts on any Business Day is determined by multiplying each Subaccount's Accumulation Unit value by the number of Subaccount units allocated to the Policy. Each Subaccount's Accumulation Unit value is calculated at the end of each Business Day as follows:
        (a) the per share net asset value of the Subaccount's underlying portfolio as of the end of the current Business Day plus any dividend or capital gain distribution declared and unpaid by the underlying portfolio during that Business Day, times the number of shares held by the Subaccount, before the purchase or redemption of any shares on that date; minus
        (b)     the daily administrative expense fee; minus
        (c) the daily mortality and expense risk charge; and this result divided by
        (d) the total number of Accumulation Units held in the Subaccount on the Business Day before the purchase or redemption of any Accumulation Units on that day.

        When transactions are made to or from a Subaccount, the actual dollar amounts are converted to Accumulation Units. The number of Accumulation Units for a transaction is equal to the dollar amount of the transaction divided by the Accumulation Unit value on the Business Day the transaction is made.

        An investment in money market funds is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the funds will be able to maintain a stable net asset value of $1.00 per share.

o       FIXED ACCOUNT VALUE
        The Policy value of the Fixed Account on any Business Day equals:
        (a) the Policy value of the Fixed Account at the end of the preceding Policy month; plus
        (b) any net premiums credited since the end of the previous Policy month; plus
        (c) any transfers from the Subaccounts credited to the Fixed Account since the end of the previous Policy month; minus
        (d) any transfers and transfer fee from the Fixed Account to the Subaccounts since the end of the previous Policy month; minus
        (e) any partial withdrawal and withdrawal charge taken from the Fixed Account since the end of the previous Policy month; minus
        (f) the Fixed Account's share of the annual Policy fee on the Policy Anniversary; plus
        (g)     interest credited on the Fixed Account balance.

[ ]     TELEPHONE TRANSACTIONS

TELEPHONE TRANSACTIONS PERMITTED
        o       Transfers among investment options.
        o       Establish systematic transfer programs.
        o       Change of premium allocations.

HOW TO AUTHORIZE TELEPHONE TRANSACTIONS
        o Upon your authorization on the Policy application or in Written Notice to us, you, your registered representative or a third person named by you may do telephone transactions on your behalf. You bear the risk of the accuracy of any designated person's instructions to us.


TELEPHONE TRANSACTION RULES:
        o Must be received by close of the New York Stock Exchange ("NYSE") (usually 3 p.m. Central Time); if later, the transaction will be processed the next day the NYSE is open.
        o       Calls will be recorded for your protection.
        o For security, you or your authorized designee must provide your Social Security number and/or other identification information.
        o       May be discontinued at any time as to some or all Owners.

We are not liable for following telephone transaction instructions we reasonably believe to be genuine.

[ ]     DELAY OF PAYMENTS

        We will usually pay any amounts requested as a full surrender or partial withdrawal from the Separate Account within 7 days after we receive your Written Notice. We can postpone such payments or any transfers out of a Subaccount if:
(i) the NYSE is closed for other than customary weekend and holiday closings;
(ii) trading on the

OVERTURE ANNUITY III-Plus               -18-

NYSE is restricted; (iii) an emergency exists as determined by the SEC, as a result of which it is not reasonably practical to dispose of securities, or not reasonably practical to determine the value of the net assets of the Separate Account; or (iv) the SEC permits delay for the protection of security holders. The applicable rules of the SEC will govern as to whether the conditions in
(iii) or (iv) exist.

        We may defer payments of a full surrender or partial withdrawals from the Fixed Account for up to 6 months from the date we receive your Written Notice.

[ ]     BENEFICIARY

        You may change Policy beneficiary(ies) (Owner's Beneficiary and Annuitant's Beneficiary) by sending Written Notice to us, unless the named beneficiary is irrevocable. Once we record and acknowledge the change, it is effective as of the date you signed the Written Notice. The change will not apply to any payments made or other action taken by us before recording. If the named beneficiary is irrevocable you may change the named beneficiary only by Written Notice signed by both you and the beneficiary. If more than one named beneficiary is designated, and you fail to specify their interest, they will share equally.

        If there are joint Owners, the surviving joint Owner will be deemed the Owner's Beneficiary, and the Owner's Beneficiary named in the Policy application or subsequently changed will be deemed the contingent Owner's Beneficiary. If both joint Owners die simultaneously and, any death benefit payable because of an Owner's death will be paid to the contingent Owner's Beneficiary.

        If the Owner's Beneficiary is your surviving spouse, the spouse may elect either to receive the death benefit payable upon your death, in which case the Policy will terminate, or to continue the Policy in force with the spouse as Owner.

        If there is no named Owner's Beneficiary or Annuitant's Beneficiary, or either dies before you, then you or your estate is the Beneficiary until you name a new Beneficiary. If you have either a named Annuitant's Beneficiary or Owner's Beneficiary, but not both, we will presume you intend the named person(s) or legal entity to serve both beneficiary roles.

        The Annuitant's Beneficiary receives the death benefit payable upon the Annuitant's death. The Owner's Beneficiary assumes ownership of the Policy upon the Owner's death, and also then receives distribution of Policy assets pursuant to federal tax requirements. (If the Owner and Annuitant are the same person, proceeds are paid to the Annuitant's Beneficiary.)

[ ]     MINOR OWNER OR BENEFICIARY

        A minor may not own the Policy solely in the minor's name and cannot receive payments directly as a Policy beneficiary. Contrary to common belief, in most states parental status does NOT automatically give parents the power to provide an adequate release to us to make beneficiary payments to the parent for the minor's benefit. A minor can "own" a Policy through the trustee of a trust established for the minor's benefit, or through the minor's named and court appointed guardian, who owns the Policy in his or her capacity as trustee or guardian. Where a minor is a named beneficiary, we are able to pay the minor's beneficiary payments to the minor's trustee or guardian. Some states allow us to make such payments up to a limited amount directly to parents. Parents seeking to have a minor's interest made payable to them for the minor's benefit are encouraged to check with their local court to determine the process to be appointed as the minor's guardian; it is often a very simple process that can be accomplished without the assistance of an attorney. If there is no adult representative able to give us an adequate release for payment of the minor's beneficiary interest, we will retain the minor's interest on deposit until the minor attains the age of majority.

[ ]     POLICY CHANGES

        Any change to your Policy is only effective if on a form acceptable to us, and then only once it is received at our Service Office and recorded on our records. Information on how to contact us to determine what information is needed and where you can get various forms for Policy changes is shown on this Prospectus' first two pages and last page.

[ ]     POLICY TERMINATION

        We may treat any partial withdrawal that leaves a Cash Surrender Value of less than $1,000 as a complete surrender of the Policy. See this prospectus' POLICY DISTRIBUTIONS: WITHDRAWALS section for more information.

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


POLICY DISTRIBUTIONS
--------------------------------------------------------------------------------

        There are several ways to take all or part of your investment out of your Policy, both before and after the Annuity Date. Tax penalties and withdrawal charges may apply to amounts taken out of your Policy before the Annuity Date. Your Policy also provides a death benefit (including, for an additional charge, an optional feature guaranteed minimum death benefit) that may be paid upon your death prior to the Annuity Date. All or part of a death benefit may be taxable.
                                             Withdrawals may be subject to:
                                             -           Income Tax
                                             -           Penalty Tax
                                             -           Withdrawal Charge
                                             Even so called "free" withdrawals
                                             may be subject to the tax charges.
[ ]     WITHDRAWALS

        You may withdraw, by Written Notice, all or part of your Policy's Cash Surrender Value prior to the Annuity Date. Amounts withdrawn (except for "free" partial withdrawals, described below) are subject to a withdrawal charge. Following a full surrender of the Policy, or at any time the Policy value is zero, all your rights in the Policy end. Total surrender requires you to return your Policy to us.

        Earnings are deemed to be withdrawn before any premium; this means that there may be no withdrawal charge if the amount of the withdrawal is less than or equal to earnings plus premiums received at least 8 years prior to the withdrawal and not considered having been previously withdrawn (the number of years in the withdrawal charge period). There also may be no withdrawal charge if the amount withdrawn is less than the "free" withdrawal amount permitted under the Policy or is withdrawn pursuant to a critical needs waiver of withdrawal charges. Of premium considered withdrawn, the oldest premium is considered withdrawn first, the next oldest premium is considered withdrawn next, and so on (a "first-in, first-out" procedure). (This is different than taxation order, which generally considers the last premium withdrawn first - a "last-in, first-out" procedure.)

        WITHDRAWAL RULES
        o Withdrawals must be by Written Notice. A request for a systematic withdrawal plan must be on our form and must specify a date for the first payment, which must be the 1st through 28th day of the month.
        o       Minimum withdrawal is $250.
        o We may treat any partial withdrawal that leaves a Cash Surrender Value of less than $1,000 as a complete surrender of the Policy.
        o Withdrawal results in cancellation of Accumulation Units from each applicable Subaccount and deduction of Policy value from any Fixed Account option. If you do not specify which investment option(s) from which to take the withdrawal, it will be taken from each investment option in the proportion that the Policy value in each investment option bears to the total Policy value.
        o The total amount paid to you upon total surrender of the Policy (taking any prior partial withdrawals into account) may be less than the total premiums made, because we will deduct any charges owed but not yet paid (including withdrawal charges), a premium tax charge may apply to withdrawals, and because you bear the investment risk for all amounts you allocate to the Separate Account.
        o Unless you give us Written Notice not to withhold taxes from a withdrawal, we must withhold 10% of the taxable amount withdrawn to be paid as a federal tax, as well as any amounts required by state laws to be withheld for state income taxes.

        AVLIC and the Separate Account will allow facsimile request forms and signatures to be used for the purpose of a "Written Notice" authorizing withdrawals from your Policy. You may complete and execute a withdrawal form and send it to our Service Center fax number, 402-467-6153. We offer this method of withdrawal as a service to meet your needs when turnaround time is critical. However, by not requiring an original signature there is a greater possibility that unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge.

o       SYSTEMATIC WITHDRAWAL PLAN
        The systematic withdrawal plan allows you to automatically withdraw payments of a pre-determined dollar amount or fixed percentage of Policy value from a specified investment option monthly, quarterly, semi-annually or annually. We can support and encourage your use of electronic fund transfer of systematic withdrawal plan payments to an account of yours that you specify to us. The fixed dollar amount of systematic withdrawals may be calculated in support of Internal Revenue Service minimum distribution requirements over the lifetime of the Annuitant. No systematic withdrawal may be established after the 28th of each month. Although this plan mimics annuity payments, each distribution is a withdrawal that may be taxable and subject to the charges and expenses described above; you may wish to consult a tax advisor before requesting this plan.

OVERTURE ANNUITY III-Plus               -20-

o       "FREE" WITHDRAWAL FEATURE
        Each Policy Year, you may withdraw up to the greater of Policy earnings or 10% of your Policy value without deduction of a withdrawal charge. The 10% amount is determined at the time the withdrawal is made and is reduced by all prior free withdrawals in that Policy Year. If you do not withdraw the 10% amount in a Policy Year, you may NOT carry forward the unused "free" withdrawal amount into the next Policy Year.

o       CRITICAL NEEDS WAIVER OF WITHDRAWAL CHARGES
        Under a no-cost Policy Rider issued with the Policy, where available, withdrawal charges that would otherwise apply are waived on any withdrawal made while the Annuitant experiences a critical need and meets the following requirements:
        o The Annuitant must have been age 65 or younger when the Policy and this Rider were issued;
        o This Rider must have been in force for 1 year before a critical need waiver may be claimed on a withdrawal;
        o Policy value must exceed $5,000 before a withdrawal can be made under this Rider;
        o No additional premium is allowed to be applied to the Policy during the waiver period; and
        o The Annuitant qualifies under one of the following critical needs:

       TERMINAL ILLNESS. A terminal illness is a non-correctable medical condition resulting from sickness or injury that, with a reasonable degree of medical certainty, will result in the Annuitant's death within 12 months or less from the date of written confirmation of such illness from a duly licensed physician (unrelated to you or the Annuitant). We reserve the right to have the Annuitant diagnosed with such illness examined by a licensed physician of our choice and at our expense.

       NURSING HOME CONFINEMENT. Confinement, upon the recommendation of a licensed physician (unrelated to you or the Annuitant), for 90 or more consecutive days to a qualified medical care facility as defined in the Rider. Proof of continued confinement may be required for the waiver to remain in effect. The waiver may continue for up to 90 days after release from confinement.

[ ]    LOANS (403B PLANS ONLY)

       Loans are only available if your Policy is a Tax Sheltered Annuity (sometimes called a "TSA" or "403(b) plan") under federal tax law and your Policy value is at least $5,000. We do not charge any loan fee. These Owners can take loans from the Policy value beginning one year after the Policy is issued up to the Annuity Date, and cannot take out more than one loan each Policy year. Loans are subject to the terms of the Policy, the plan, and federal tax law. We reserve the right to modify the terms of a loan to comply with changes in applicable law, or to reject any loan request if we believe it may violate the terms of the plan or applicable law. (We are not responsible for compliance of a loan request with plan requirements.)

        MINIMUM AND MAXIMUM LOAN AMOUNTS
        MINIMUM - $1,000. Each loan must individually satisfy this minimum amount.
        MAXIMUM - We will calculate the maximum nontaxable loan amount based upon information
provided by the plan participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all your outstanding TSA loans must not exceed the lesser of (i) $50,000 reduced by the highest outstanding balance owned during the previous 12 months, or (ii) 50% of your Policy value.

        HOW LOANS ARE PROCESSED
        All loans are made from our general account. We transfer Policy value to our general account as security for the loan. The transfer is made in proportion to assets in and among the Subaccounts and in the Fixed Account, unless you give us different allocation instructions. No withdrawal charge is levied upon Policy value transfers related to loan processing. We are usually able to process a loan request within 7 Business Days.

        LOAN INTEREST
        INTEREST RATE CHARGED ON LOAN BALANCE: currently 7 1/2% effective annual rate; the guaranteed maximum rate is 8%.
        INTEREST RATE CREDITED TO POLICY VALUE THAT IS COLLATERAL FOR THE LOAN: currently 4 1/2% effective annual rate; guaranteed minimum rate is 3 1/2%.
        Specific loan terms are disclosed at the time of loan application or issuance.

OVERTURE ANNUITY III-Plus               -21-

        LOAN REPAYMENT
        Loans must be repaid within 5 years, or 20 years if the loan is used to purchase your principal residence. Loan repayments must be identified as such; if they are not, we will treat them as additional premium payments and they will not reduce the outstanding loan. Loan repayments must be substantially level and made at least quarterly. Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the Subaccounts and Fixed Account pursuant to your then current investment option allocation instructions. Any repayment due under the loan that is unpaid for 90 days will cause the loan balance to become immediately due without notice. The loan will then be treated as a deemed Policy distribution and reported as income to be taxed to the Owner.

        POLICY DISTRIBUTIONS, INCLUDING ANNUITY INCOME PAYMENTS
        While a loan is outstanding, any Policy distributions made, including annuity income payments, will be reduced by the amount of the outstanding loan plus accrued interest.

        TRANSFERRING THE POLICY
        We reserve the right to restrict any transfer of the Policy while a loan is outstanding.

[ ]     DEATH BENEFITS

o       ANNUITANT'S DEATH BENEFIT
        We will pay the Annuitant's death benefit after we receive Due Proof of Death of the last Annuitant's death or as soon thereafter as we have sufficient information about the Annuitant's Beneficiary to make the payment. Death benefits may be paid pursuant to an annuity income option to the extent allowed by applicable law and any settlement agreement in effect at your death. If the Annuitant's Beneficiary does not make an annuity income option election within 60 days of our receipt of Due Proof of Death, we will issue a lump-sum payment to the Annuitant's Beneficiary.

An Annuitant's death benefit is payable upon:
     -      Your Policy being in force;
     -      Receipt of Due Proof of Death of the Annuitant's death;
     -      Election of an annuity income option; and
     - Proof that the Annuitant died before any annuity payments begin. "Due Proof of Death" is a certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to us.

        We will deduct any applicable premium tax not previously deducted from the death benefit payable.

        STANDARD ANNUITANT'S DEATH BENEFIT
        Upon the Annuitant's death before the Annuity Date, the Policy will end, and we will pay a death benefit to the named Annuitant's Beneficiary. The death benefit equals the larger of:
        - your Policy value (without deduction of the withdrawal charge) on the later of the date we receive Due Proof of Death or an annuity payout option election less any charge for applicable premium taxes; or
        -       the sum of net premiums, less partial withdrawals.

        If you, a joint Owner, or the Annuitant dies on or after the Annuity Date and before all proceeds have been paid, no death benefit is payable, but any remaining proceeds will be paid to the designated annuity benefit payee based on the annuity income option in effect at the time of death.

        GUARANTEED MINIMUM DEATH BENEFIT
        The Guaranteed Minimum Death Benefit ("GMDB") provides for payment of the GMDB amount instead of the death benefit (if the GMDB is greater than the death benefit). The GMDB is available if the Annuitant is age 0 to 70 on the date the Policy is issued. There is no additional charge for this feature and it may not be available in all states. The GMDB amount will depend on the Annuitant's issue age and when we receive satisfactory proof of the Annuitant's death. During the first seven Policy Years and after the Policy Anniversary nearest the Annuitant's 85th birthday, the GMDB amount is ZERO, and the death benefit payable is the greater of the Accumulation Value or total premiums paid less partial withdrawals. If there are joint Annuitants, references to Annuitant should be interpreted to be last surviving Annuitant.

        If satisfactory proof of the Annuitant's death is received on or after the 7th Policy Anniversary and before the Policy Anniversary nearest the Annuitant's 75th birthday, the GMDB amount is:
        (a) the greater of (i) and (ii), where: (i) is the accumulation value as of the most recent 7-year Policy Anniversary; and (ii) is the GMDB immediately preceding the most recent 7-year Policy Anniversary;
        (b) plus any premiums paid since the most recent 7-year Policy Anniversary;

OVERTURE ANNUITY III-Plus               -22-

        (c) minus any partial withdrawals, including withdrawal charges, since the most recent 7-year Policy Anniversary;
        (d) minus an adjustment for each partial withdrawal made since the most recent 7-year Policy Anniversary.

        If satisfactory proof of the Annuitant's death is received on or after the Policy Anniversary nearest the Annuitant's 75th birthday and before the Policy Anniversary nearest the Annuitant's 85th birthday, item (a) above is replaced with the following:
        (a)     the greater of (i) and (ii), where:
                (i) is the accumulation value as of the most recent 7-year Policy Anniversary on or prior to the Policy Anniversary nearest the Annuitant's 75th birthday; and
                (ii) is the GMDB immediately preceding the most recent 7-year Policy Anniversary on or prior to the Policy Anniversary nearest the Annuitant's 75th birthday;
Items (b), (c), and (d) are the same as above.

        For Annuitants issue age 68 to 70, the Accumulation Value as of the 7th Policy Anniversary will be used in calculating the GMDB prior to the Policy Anniversary nearest the Annuitant's 85th birthday. For Annuitants issue age 69 and 70, "75th birthday" is replaced by "76th birthday" and "77th birthday", respectively.

        See your Policy for more information about the GMDB and how we determine the GMDB amount.

o       IRS REQUIRED DISTRIBUTION UPON DEATH OF OWNER
        Upon the Owner's death, the Owner's Beneficiary becomes the new Policy Owner and can determine how to distribute Policy value pursuant to IRS requirements. Until a distribution election is made, the Owner's Beneficiary controls Policy value (right to make transfers, etc.). Federal law requires that if your Policy is tax non-qualified and you, the Owner, die before the Annuity Date, then the entire value of your Policy must be distributed within 5 years of your death. The 5-year rule does not apply to that portion of the proceeds which
(a) is for the benefit of an individual Owner's Beneficiary; and (b) will be paid over the lifetime or the life expectancy of that Owner's Beneficiary as long as payments begin not later than one year after the date of your death. Special rules may apply to your surviving spouse. The Statement of Additional Information has a more detailed description of these rules. Other required distribution rules apply to tax-qualified Policies and are described in this prospectus' APPENDIX B.

        If an Owner of the Policy is a corporation, trust or other non-individual, we treat the primary Annuitant as an Owner for purposes of the IRS required distribution. The "primary Annuitant" is that individual whose life affects the timing or the amount of any death benefit paid under the Policy. A change in the primary Annuitant will be treated as the death of an Owner.

        Any IRS required distributions made upon the Owner's death while withdrawal charges apply will incur a withdrawal charge. The withdrawal charge will be deducted from the amount of each payment made.


[ ]     ANNUITY INCOME BENEFITS

Annuity payments:
  -    require investments to be allocated
       to our general account, so are not variable.
  -    may be subject to a withdrawal charge.
  -    may be taxable and, if premature,
       subject to a tax penalty.

        A primary function of an annuity contract, like this Policy, is to provide annuity payments to the Annuitant. The level of annuity payments is determined by your Policy value, the Annuitant's sex (except where prohibited by law) and age, and the annuity income option selected. All or part of your Policy Cash Surrender Value may be placed under one or more annuity income options.

        Annuity payments may be subject to a withdrawal charge. A withdrawal charge is not applied to Policy value placed under any annuity income option involving life contingencies (Option 4 or 5) at least two years after the last premium payment. If premiums have been paid within two years of annuitization involving life contingencies, the withdrawal charge will be based only on those premiums.

        Annuity payments must be made to individuals receiving payments on their own behalf, unless otherwise agreed to by us. Any annuity income option is only effective once we acknowledge it. We may require initial and ongoing proof of the Owner's or Annuitant's age or survival. Unless you specify otherwise, the payee is the Annuitant.

        Payments under the annuity income options are FIXED ANNUITY PAYMENTS based on a fixed rate of interest at or higher than the minimum effective annual rate which is guaranteed to yield 3.5% on an annual basis. We have sole discretion whether or not to pay a higher interest rate for annuity income options 1, 2, or 3 (see below). Current immediate annuity rates for options 4 or 5 for the same class of annuities are used if higher than the guaranteed

OVERTURE ANNUITY III-Plus               -23-
amounts (guaranteed amounts are based upon the tables contained in the Policy). The guaranteed amounts are based on the 1983 Table "a" Individual Annuity Table projected 17 years, and an interest rate which is guaranteed to yield 3.5% on an annual basis. Current interest rates, and further information, may be obtained from us. The amount of each fixed annuity payment is set and begins on the Annuity Date, and does not change.

o       WHEN ANNUITY INCOME PAYMENTS BEGIN
        You select the Annuity Date by completing an election form that you can request from us at any time. If you do not specify a date, the Annuity Date will be the later of the Policy Anniversary nearest the Annuitant's 85th birthday or the fifth Policy Anniversary. Tax-qualified Policies may require an earlier Annuity Date. You may change this date by sending Written Notice for our receipt at least 30 days before the then current Annuity Date.

o       SELECTING AN ANNUITY INCOME OPTION

                                         The longer the guaranteed or projected
                                         annuity income option period, the lower
                                         the amount of each annuity payment.

        You choose the annuity income option by completing an election form that you can request from us at any time. You may change your selection during your life by sending Written Notice for our receipt at least 30 days before the date annuity payments are scheduled to begin. If no selection is made by then, we will apply the Policy Cash Surrender Value to make annuity payments under annuity income option 4 providing lifetime income payments.

        If you die before the Annuity Date (and the Policy is in force), your beneficiary may elect to receive the death benefit under one of the annuity income options (unless applicable law or a settlement agreement dictate otherwise).

o       ANNUITY INCOME OPTIONS

        Once fixed annuity payments under an annuity income option begin, they cannot be changed. (We may allow the beneficiary to transfer amounts applied under options 1, 2 or 3 to option 4, 5 or 6 after the Annuity Date. However, we reserve the right to discontinue this practice.) When the Annuitant dies, we will pay any unpaid guaranteed payments to the payee's beneficiary. Upon the last payee's death, we will pay any unpaid guaranteed payments to that payee's estate.

        NOTE: IF YOU ELECT AN ANNUITY INCOME OPTION SOLELY DEPENDENT UPON THE ANNUITANT'S SURVIVAL (OPTION 4 OR 5), IT IS POSSIBLE THAT ONLY ONE ANNUITY PAYMENT WOULD BE MADE UNDER THE ANNUITY PAYOUT OPTION IF THE ANNUITANT DIES BEFORE THE DUE DATE OF THE SECOND ANNUITY PAYMENT, ONLY TWO ANNUITY PAYMENTS WOULD BE MADE IF THE ANNUITANT DIED BEFORE THE DUE DATE OF THE THIRD ANNUITY PAYMENT, ETC.

        Part or all of any annuity payment may be taxable as ordinary income. If, at the time annuity payments begin, you have not given us Written Notice to not withhold federal income taxes, we must by law withhold such taxes from the taxable portion of each annuity payment and remit it to the Internal Revenue Service. (Withholding is mandatory for certain tax-qualified Policies.)

        We may pay your Policy proceeds to you in one sum if they are less than $1,000, or when the annuity income option chosen would result in periodic payments of less than $20. If any annuity payment would be or becomes less than $20, we also have the right to change the frequency of payments to an interval that will result in payments of at least $20. In no event will we make payments under an annuity option less frequently than annually.

        The annuity income options are:

(1) INTEREST PAYMENT. While proceeds remain on deposit, we annually credit interest to the proceeds. The interest may be paid to the payee or added to the amount on deposit.
(2) DESIGNATED AMOUNT ANNUITY. Proceeds are paid in monthly installments of a specified amount over at least a 5-year period until proceeds, with interest, have been fully paid.

(1) DESIGNATED PERIOD ANNUITY. Proceeds are paid in monthly installments for the specified period chosen. Monthly incomes for each $1,000 of proceeds, which include interest, are illustrated by a table in the Policy.
(2) LIFETIME INCOME ANNUITY. Proceeds are paid as monthly income during the Annuitant's life. Variations provide for guaranteed payments for a period of time.
(3) JOINT AND LAST SURVIVOR LIFETIME INCOME ANNUITY. Proceeds are paid as monthly income during the joint Annuitants' lives and until the last of them dies.
(4) LUMP SUM. Proceeds are paid in one sum.

OVERTURE ANNUITY III-Plus               -24-

FEDERAL INCOME TAX MATTERS
--------------------------------------------------------------------------------

        This discussion of how federal income tax laws may affect investment in your variable annuity is based on our understanding of current laws as interpreted by the Internal Revenue Service ("IRS"). It is NOT intended as tax advice. All information is subject to change without notice. We make no attempt to review any state or local laws, or to address estate or inheritance laws or other tax consequences of annuity ownership or receipt of distributions. YOU SHOULD CONSULT A COMPETENT TAX ADVISER TO LEARN HOW TAX LAWS APPLY TO YOUR ANNUITY INTERESTS.

        Section 72 of the Internal Revenue Code of 1986, as amended, (the "Code") governs taxation of annuities in general and Code Section 817 provides rules regarding the tax treatment of variable annuities. Other Code sections may also impact taxation of your variable annuity investment and/or earnings.

o       TAXATION OF ANNUITY PAYMENTS
        Earnings from a variable annuity are taxable only upon withdrawal and are treated as ordinary income. Generally, the Code provides for the return of your investment in an annuity policy in equal tax-free amounts over the annuity payout period. Fixed annuity payment amounts may be excluded from taxable income based on the ratio of the investment in the Policy to the total expected value of annuity payments. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Policy by the total number of expected payments. The balance of each payment is taxable income. After you recover your investment in the Policy, any payment you receive is fully taxable. (If a variable payment is less than the excludable amount you should contact your tax adviser to determine how to report any investment not recovered.) The taxable portion of any annuity payment is taxed at ordinary income tax rates.

o       TAXATION OF DEATH PROCEEDS
        A death benefit paid under the Policy is taxable to the beneficiary. The rules on taxation of an annuity apply. Estate taxes may also apply, even if all or a portion of the benefit is subject to federal income taxes. To be treated as an annuity, a Policy must provide that: (1) if an annuitant dies: (a) on or after the annuity starting date, and (b) before the entire interest in the Policy is distributed, the balance will be distributed at least as rapidly as under the method being used at the date of death, and (2) if the annuitant dies before the annuity starting date, the entire interest must be distributed within five years of death. If distributed in a lump sum, the death benefit amount is taxed in the same manner as a full withdrawal. If the beneficiary is the surviving spouse of the annuitant, then the surviving spouse is considered the annuitant, making it possible to continue deferring taxes on the accrued and future income of the Policy until payments are made to the surviving spouse.

o       TAXATION OF WITHDRAWALS
        Withdrawals that exceed aggregate premiums are treated as coming first from the earnings, then, only after the income portion is exhausted, as coming from principal. Withdrawn earnings are included in gross income.

PERIODIC WITHDRAWALS
        Periodic withdrawals are a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and the beneficiary. Although periodic withdrawals are subject to federal income taxation, they are not subject to the 10% federal tax penalty that applies to non-periodic withdrawals.

NON-PERIODIC WITHDRAWALS
        If you make a non-periodic withdrawal, not only is the income portion of such a distribution subject to federal income taxation, but a 10% penalty usually applies. However, the penalty does not apply to distributions:
        o       after the taxpayer reaches age 59 1/2;
        o       upon the death of the owner;
        o       if the taxpayer is defined as totally disabled;
        o       as a periodic withdrawal, as described above;
        o       under an immediate annuity; or
        o       under certain other limited circumstances.

OVERTURE ANNUITY III-Plus               -25-

o       TAX TREATMENT OF ASSIGNMENTS AND TRANSFERS
        An assignment or pledge of a Policy may have tax consequences, and may also be prohibited by the Code (particularly for tax-qualified plans) and ERISA in some circumstances. Therefore, you should consult a competent tax adviser if you wish to assign or pledge your Policy. Policies issued for non-qualified plans generally use premiums as the cost basis, while contracts issued in connection with qualified plans may have no cost basis. The taxable portion of a withdrawal is taxed at ordinary income tax rates. Tax penalties may also apply.

        Generally, Policies issued pursuant to qualified plans are not transferable except upon surrender or annuitization. Various withdrawal penalties, excise taxes and restrictions may apply to contributions or distributions made in violation of applicable limitations.

o       TAX BENEFITS DURING ACCUMULATION PERIOD
        An important feature of variable annuities is tax-deferred treatment of earnings during the accumulation phase. An individual owner is not taxed on increases in the value of a Policy until a distribution occurs, either in the form of a single sum payment or as annuity payments under the settlement option selected.

o       TAX TREATMENTS BY TYPE OF OWNER
        A Policy held by an entity other than a natural person, such as a corporation, estate or trust, usually is not treated as an annuity for federal income tax purposes. The income on such a Policy is taxable in the year received or accrued by the owner. However, this rule does not apply if the owner is acting as an agent for an individual or is an estate that acquired the Policy as a result of the death of the decedent. Nor does it apply if the Policy is held by certain qualified plans, is held pursuant to a qualified funding trust (structured settlement plan), or if an employer purchased the Policy under a terminated qualified plan. YOU SHOULD CONSULT YOUR TAX ADVISER BEFORE PURCHASING A POLICY TO BE OWNED BY A NON-NATURAL PERSON.

o       ANNUITY USED TO FUND QUALIFIED PLAN
        The Policy is designed for use with various qualified plans. The Policy will not provide additional tax deferral benefits if it is used to fund a tax-deferred qualified plan. However, Policy features and benefits other than tax deferral may make it an appropriate investment for a qualified plan. Tax rules for qualified plans are very complex and vary according to the type and terms of the plan, as well as individual facts and circumstances. EACH PURCHASER SHOULD OBTAIN COMPETENT TAX ADVICE PRIOR TO PURCHASING A POLICY ISSUED UNDER A QUALIFIED PLAN. OWNERS, ANNUITANTS AND BENEFICIARIES SHOULD SEEK COMPETENT FINANCIAL ADVICE ABOUT THE TAX CONSEQUENCES OF POLICY DISTRIBUTIONS.

        The income on tax sheltered annuity (TSA) and individual retirement annuity (IRA) investments is tax deferred; therefore, any income on variable annuities held by such plans does not receive an additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity as a TSA or IRA. Tax qualified annuities may be purchased as investments for:
        o       Tax Sheltered Annuities, Code Section 403(b);
        o       Individual Retirement Annuities (IRAs), Code Section 408(b);
        o       Simplified Employee Pension (SEP IRA), Code Section 408(k);
        o       Savings Incentive Match Plans for Employees (SIMPLE IRA), Code
                Section 408(p); and
        o       Roth IRAs, Code Section 408A.

The Company reserves the right to limit the availability of the Policy for use with any of the plans listed above or to modify the Policy to conform to tax requirements. Some retirement plans are subject to requirements that we have not incorporated into our administrative procedures. Unless we specifically consent, we are not bound by plan requirements to the extent that they conflict with the terms of the Policy.

o       TAX IMPACT ON ACCOUNT VALUE
        Certain Policy credits are treated as taxable "earnings" and not "investments" for tax purposes. Taxable earnings are considered paid out first, followed by the return of your premiums (investment amounts). In addition, taxation order generally considers the last premium withdrawn first ("last-in, first-out").


OVERTURE ANNUITY III-Plus               -26-

MISCELLANEOUS
--------------------------------------------------------------------------------

[ ]     ABOUT OUR COMPANY

        Ameritas Variable Life Insurance Company issues the Policy described in this prospectus and is responsible for providing each Policy's insurance and annuity benefits. We are a stock life insurance company organized under the insurance laws of the State of Nebraska in 1983. We are engaged in the business of issuing life insurance and annuities throughout the United States (except New
York), with an emphasis on products with variable investment options in underlying portfolios. We are an indirect majority-owned subsidiary of Ameritas Acacia Mutual Holding Company ("Ameritas Acacia"). On January 31, 2005, Ameritas Acacia announced a merger with The Union Central Life Insurance Company expected to be completed in 2005. When completed, the new holding company will be renamed UNIFI Mutual Holding Company. More information about the merger can be found at this website: www.unificompanies.com. Our address is 5900 "O" Street, Lincoln, Nebraska, 68510. (See the TABLE OF CONTENTS page of this prospectus, or the cover page or last page for information on how to contact us.)

[ ]     DISTRIBUTION OF THE POLICIES

        Ameritas Investment Corp. ("AIC"), 5900 "O" Street, Lincoln, Nebraska 68510, an affiliate of ours, is the principal underwriter of the Policies. Like us, AIC is also an indirect majority-owned subsidiary of Ameritas Acacia Mutual Holding Company. AIC enters into contracts with various broker-dealers ("Distributors") to distribute Policies. All persons selling the Policy will be registered representatives of the Distributors, and will also be licensed as insurance agents to sell variable insurance products. AIC is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Commissions paid to all distributors may be up to a total of 7% of premiums. We may also pay other distribution expenses, marketing support allowances, conference sponsorship fees and production incentive bonuses. The list of broker-dealers to whom we pay conference sponsorship fees (typically ranging from $10,000 to $25,000) and marketing support allowances may change from time to time, but in calendar year 2004 the list included the following firms: Brookstreet Securities, FFP Securities, Financial West Group, Harbour Investments, Horace Mann Investors, InvestaCorp, Investors Capital Corp, Kovak Securities, Legacy Financial Services, Girard Securities, SCF Securities, Triad Advisors and Quasar Distributors. These distribution expenses do not result in any additional charges under the Policy other than those described in this prospectus' CHARGES EXPLAINED section.


[ ]     VOTING RIGHTS

        As required by law, we will vote the Subaccount shares in the underlying portfolios at regular and special shareholder meetings of the series funds pursuant to instructions received from persons having voting interests in the underlying portfolios. The underlying portfolios may not hold routine annual shareholder meetings.

        If you send us written voting instructions, we will follow your instructions in voting the Portfolio shares attributable to your Policy. If you do not send us written instructions, we will vote the shares attributable to your Policy in the same proportions as we vote the shares for which we have received instructions from other Policy Owners. We will vote shares that we hold in the same proportions as we vote the shares for which we have received instructions from other Policy Owners.

[ ]     LEGAL PROCEEDINGS

        As of the date of this Prospectus, there are no proceedings affecting the Separate Account, or that are material in relation to our total assets.


OVERTURE ANNUITY III-Plus               -27-

APPENDIX A: ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------

        The following table shows Accumulation Unit values at the beginning and end of the periods indicated as well as the number of Accumulation Units outstanding for each Subaccount variable investment option portfolio as of the end of the periods indicated. The Separate Account's financial statements can be found in the Statement of Additional Information. (See the cover and back page to learn how to get a copy of the Statement of Additional Information.)


------------------------------------------- ------ ------------ ------------- -------------------
                                                                                  Number (#) of
                                                                 Value ($) at  Accumulation Units
Subaccount (date added to the Policy)             Value ($) at   End of Year    At End of Year
                                            Year    Inception   (December 31)    (December 31)
------------------------------------------- ------ ------------ ------------- -------------------
AIM FUNDS
   AIM V.I. Dynamics - Series I             2001         16.60         12.760           97,529
   (01/01/2001)                             2002                        8.568           85,461
                                            2003                       11.645           97,337
                                            2004                       13.015          103,408
------------------------------------------- ------ ------------ ------------- -------------------
ALGER - Class O
   Alger American Balanced (05/03/1996)     1996         14.19         14.891           82,766
                                            1997                       17.595          213,057
                                            1998                       22.821          424,683
                                            1999                       29.082          585,428
                                            2000                       27.887          659,731
                                            2001                       26.966          626,617
                                            2002                       23.323          506,384
                                            2003                       27.377          439,018
                                            2004                       28.229          368,596
   Alger American Leveraged AllCap          1996         19.53         19.353          134,999
   (05/03/1996)                             1997                       22.840          211,221
                                            1998                       35.553          275,362
                                            1999                       62.445          573,956
                                            2000                       46.289          686,843
                                            2001                       38.361          562,739
                                            2002                       24.996          399,492
                                            2003                       33.210          377,744
                                            2004                       35.430          323,093
------------------------------------------- ------ ------------ ------------- -------------------
AMERICAN CENTURY
   VP Income & Growth (01/01/2001)          2001          6.93          6.432          295,789
                                            2002                        5.114          471,461
                                            2003                        6.523          583,474
                                            2004                        7.268          578,746
------------------------------------------- ------ ------------ ------------- -------------------
AMERITAS PORTFOLIOS - SUBADVISOR
   Ameritas Core Strategies - Thornburg     2003         14.79         15.472        1,584,850
   (10/31/2003)                             2004                       16.490        1,367,074
   Ameritas Growth - Alger (05/03/1996)     1996         32.93         34.999          160,462
                                            1997                       43.399          332,203
                                            1998                       63.377          551,015
                                            1999                       84.192          669,791
                                            2000                       70.256          713,396
                                            2001                       60.898          637,736
                                            2002                       40.068          513,297
                                            2003                       53.540          471,074
                                            2004                       55.743          414,670
   Ameritas Income & Growth - Alger         1996         18.34         21.100           93,066
   (05/03/1996)                             1997                       28.358          316,900
                                            1998                       37.024          535,380
                                            1999                       52.845          607,036
                                            2000                       52.451          670,987
                                            2001                       43.762          585,066
                                            2002                       30.014          449,251
                                            2003                       38.487          384,918
                                            2004                       40.934          332,337

AMERITAS VARIABLE LIFE INSURANCE COMPANY    - A:1 -     ACCUMULATION UNIT VALUES


------------------------------------------- ------ ------------ ------------- -------------------
                                                                                  Number (#) of
                                                                 Value ($) at  Accumulation Units
Subaccount (date added to the Policy)             Value ($) at   End of Year    At End of Year
                                            Year    Inception   (December 31)    (December 31)
------------------------------------------- ------ ------------ ------------- -------------------

   Ameritas Index 500 - State Street        1996         76.17         88.329           64,464
   (05/03/1996)                             1997                      115.593          228,476
                                            1998                      146.284          408,438
                                            1999                      173.986          463,468
                                            2000                      155.208          456,954
                                            2001                      134.027          415,784
                                            2002                      102.693          351,430
                                            2003                      129.868          314,384
                                            2004                      141.513          261,658
   Ameritas MidCap Growth - Alger           1996         21.56         21.555          306,352
   (05/03/1996)                             1997                       24.445          476,963
                                            1998                       31.413          590,446
                                            1999                       40.849          641,122
                                            2000                       45.343          855,906
                                            2001                       41.417          700,907
                                            2002                       28.626          588,547
                                            2003                       41.581          562,163
                                            2004                       46.498          466,203
    Ameritas Money Market - Calvert         1996          1.00          1.026       15,869,778
   (05/03/1996)                             1997                        1.067       20,436,303
                                            1998                        1.110       24,591,229
                                            1999                        1.151       40,527,180
                                            2000                        1.208       29,680,548
                                            2001                        1.239       34,974,856
                                            2002                        1.241       28,569,447
                                            2003                        1.236       22,115,620
                                            2004                        1.233       12,129,236
   Ameritas Select - Harris/Oakmark         2001         15.00         17.597          354,223
   (01/01/2001)                             2002                       14.917          466,285
                                            2003                       19.010          379,436
                                            2004                       20.467          318,451
   Ameritas Small Capitalization - Eagle    1996         43.60         40.681          171,379
   (05/03/1996)                             1997                       44.686          315,757
                                            1998                       50.905          395,921
                                            1999                       74.247          424,829
                                            2000                       52.772          390,272
                                            2001                       37.848          348,952
                                            2002                       24.167          304,069
                                            2003                       33.095          278,653
                                            2004                       33.400          245,060
   Ameritas Small Company Equity - Babson   2001         15.00         19.604          216,713
   (01/01/2001)                             2002                       17.919          265,802
                                            2003                       24.018          238,915
                                            2004                       27.280          197,263
------------------------------------------- ------ ------------ ------------- -------------------
CALVERT PORTFOLIOS
   CVS Income (05/01/2002)                  2002         15.00         15.845           51,063
                                            2003                       17.611           83,797
                                            2004                       18.351          116,233
   CVS Social Balanced (05/01/2000)         2000          2.18          2.086           99,137
                                            2001                        1.914          822,592
                                            2002                        1.658          853,106
                                            2003                        1.951          832,784
                                            2004                        2.082          745,792
   CVS Social Equity (05/01/2002)           2002         15.00         12.865            2,060
                                            2003                       15.499           13,862
                                            2004                       16.378           17,829
   CVS Social International Equity          2000         23.95         21.036            5,780
   (05/01/2000)                             2001                       15.609           12,690
                                            2002                       13.090           21,891
                                            2003                       16.998           46,105
                                            2004                       19.771           46,373
   CVS Social Mid Cap Growth (05/01/2000)   2000         32.04         33.227           32,358
                                            2001                       28.775           38,554
                                            2002                       20.365           40,265
                                            2003                       26.445           36,064
                                            2004                       28.511           31,956

AMERITAS VARIABLE LIFE INSURANCE COMPANY    - A:2 -     ACCUMULATION UNIT VALUES


------------------------------------------- ------ ------------ ------------- -------------------
                                                                                  Number (#) of
                                                                 Value ($) at  Accumulation Units
Subaccount (date added to the Policy)             Value ($) at   End of Year    At End of Year
                                            Year    Inception   (December 31)    (December 31)
------------------------------------------- ------ ------------ ------------- -------------------

   CVS Social Small Cap Growth              2000         14.66         14.000           13,011
   (05/01/2000)                             2001                       15.306           97,549
                                            2002                       11.690          156,744
                                            2003                       16.090          112,072
                                            2004                       17.525          111,034
------------------------------------------- ------ ------------ ------------- -------------------
DREYFUS
------------------------------------------- ------ ------------ ------------- -------------------
   MidCap Stock - Service Shares            2002         12.17         12.021              539
   (11/01/2002)                             2003                       15.586           43,182
                                            2004                       17.557           36,746
------------------------------------------- ------ ------------ ------------- -------------------
FIDELITY (INITIAL CLASS)
------------------------------------------- ------ ------------ ------------- -------------------
   VIP Asset Manager (05/03/1996)           1996         15.18         16.778          258,707
                                            1997                       19.963          695,593
                                            1998                       22.650          956,683
                                            1999                       23.814          977,963
                                            2000                       23.508          918,567
                                            2001                       22.232          750,046
                                            2002                       20.010          604,452
                                            2003                       23.280          556,784
                                            2004                       24.211          479,643
   VIP Asset Manager: Growth (05/03/1996)   1996         12.01         13.611           86,483
                                            1997                       16.797          325,264
                                            1998                       19.475          500,213
                                            1999                       22.136          578,997
                                            2000                       19.107          588,496
                                            2001                       17.447          457,311
                                            2002                       14.533          379,810
                                            2003                       17.675          348,663
                                            2004                       18.473          264,052
   VIP Contrafund(R) (05/03/1996)           1996         14.54         16.411          519,665
                                            1997                       20.091        1,224,466
                                            1998                       25.754        1,725,859
                                            1999                       31.560        1,926,027
                                            2000                       29.061        1,980,804
                                            2001                       25.146        1,686,123
                                            2002                       22.479        1,548,421
                                            2003                       28.478        1,362,390
                                            2004                       32.428        1,245,496
   VIP Equity-Income (05/03/1996)           1996         19.14         20.839          551,719
                                            1997                       26.327        1,335,963
                                            1998                       28.981        1,857,148
                                            1999                       30.387        1,801,785
                                            2000                       32.492        1,540,045
                                            2001                       30.450        1,482,111
                                            2002                       24.938        1,316,283
                                            2003                       32.051        1,157,286
                                            2004                       35.249          974,265
   VIP Growth (05/03/1996)                  1996         29.37         30.857          226,024
                                            1997                       37.575          466,990
                                            1998                       51.691          631,785
                                            1999                       70.066          750,233
                                            2000                       61.502          799,284
                                            2001                       49.935          710,079
                                            2002                       34.412          597,064
                                            2003                       45.082          554,305
                                            2004                       45.957          496,862
   VIP High Income (05/03/1996)             1996         11.49         12.407          299,530
                                            1997                       14.397          794,776
                                            1998                       13.583        1,283,883
                                            1999                       14.487        1,054,997
                                            2000                       11.073          911,553
                                            2001                        9.637          953,772
                                            2002                        9.831        1,079,772
                                            2003                       12.338        1,007,061
                                            2004                       13.334          685,512

AMERITAS VARIABLE LIFE INSURANCE COMPANY    - A:3 -     ACCUMULATION UNIT VALUES


------------------------------------------- ------ ------------ ------------- -------------------
                                                                                  Number (#) of
                                                                 Value ($) at  Accumulation Units
Subaccount (date added to the Policy)             Value ($) at   End of Year    At End of Year
                                            Year    Inception   (December 31)    (December 31)
------------------------------------------- ------ ------------ ------------- -------------------

   VIP Investment Grade Bond (05/03/1996)   1996         11.45         12.130          172,451
                                            1997                       13.046          535,604
                                            1998                       14.004        1,129,151
                                            1999                       13.665        1,198,961
                                            2000                       14.989        1,097,118
                                            2001                       16.032        1,390,849
                                            2002                       17.446        1,797,934
                                            2003                       18.100        1,365,745
                                            2004                       18.644        1,072,219
   VIP Overseas (05/03/1996)                1996         17.65         18.670          172,406
                                            1997                       20.538          364,157
                                            1998                       22.836          476,692
                                            1999                       32.124          444,896
                                            2000                       25.621          498,328
                                            2001                       19.915          437,321
                                            2002                       15.655          355,634
                                            2003                       22.132          346,890
                                            2004                       24.800          313,201
------------------------------------------- ------ ------------ ------------- -------------------
MFS
------------------------------------------- ------ ------------ ------------- -------------------

   New Discovery (11/01/1999)               1999         12.44         17.552           12,384
                                            2000                       16.964          429,789
                                            2001                       15.887          378,446
                                            2002                       10.710          350,359
                                            2003                       14.122          292,476
                                            2004                       14.834          251,741
   Strategic Income (05/03/1996)            1996          9.96         10.495           42,205
                                            1997                       10.233          120,701
                                            1998                       10.888          160,418
                                            1999                       10.469          165,084
                                            2000                       10.830          151,818
                                            2001                       11.187          129,644
                                            2002                       11.959          215,261
                                            2003                       13.018          186,653
                                            2004                       13.830          158,885
   Utilities (05/03/1996)                   1996         12.56         14.768          162,086
                                            1997                       19.176          479,485
                                            1998                       22.328          941,103
                                            1999                       28.805        1,101,118
                                            2000                       30.414        1,248,229
                                            2001                       22.730        1,048,358
                                            2002                       17.313          749,616
                                            2003                       23.202          635,957
                                            2004                       29.789          561,053
------------------------------------------- ------ ------------ ------------- -------------------
SALOMON BROTHERS
------------------------------------------- ------ ------------ ------------- -------------------
   Variable All Cap (01/01/2001)            2001         14.94         15.185          383,591
                                            2002                       11.221          216,160
                                            2003                       15.384          214,971
                                            2004                       16.432          206,397
------------------------------------------- ------ ------------ ------------- -------------------
SUMMIT PINNACLE SERIES
------------------------------------------- ------ ------------ ------------- -------------------

   Nasdaq-100 Index (01/01/2001)            2001          6.06          4.399          386,819
                                            2002                        2.711          429,136
                                            2003                        3.973          636,369
                                            2004                        4.313          471,878
   Russell 2000 Small Cap Index             2001          9.57         10.013           60,188
   (01/01/2001)                             2002                        7.795           86,860
                                            2003                       11.239          180,316
                                            2004                       13.045          198,420
   S&P MidCap 400 Index (01/01/2001)        2001         11.40         11.606           29,222
                                            2002                        9.711          127,450
                                            2003                       12.904          129,304
                                            2004                       14.730          167,004
------------------------------------------- ------ ------------ ------------- -------------------
AMERITAS VARIABLE LIFE INSURANCE COMPANY    - A:4 -     ACCUMULATION UNIT VALUES


------------------------------------------- ------ ------------ ------------- -------------------
                                                                                  Number (#) of
                                                                 Value ($) at  Accumulation Units
Subaccount (date added to the Policy)             Value ($) at   End of Year    At End of Year
                                            Year    Inception   (December 31)    (December 31)
------------------------------------------- ------ ------------ ------------- -------------------
THIRD AVENUE
------------------------------------------- ------ ------------ ------------- -------------------
   Third Avenue Value (01/01/2001)          2001         14.82         17.054          380,462
                                            2002                       15.014          506,675
                                            2003                       21.102          586,077
                                            2004                       24.949          646,811
------------------------------------------- ------ ------------ ------------- -------------------
VAN KAMPEN
   Emerging Markets Equity - Class I        1997         10.84          9.718          190,098
   (05/01/1997)                             1998                        7.265          216,617
                                            1999                       14.022          268,580
                                            2000                        8.403          340,633
                                            2001                        7.748          282,189
                                            2002                        6.959          301,069
                                            2003                       10.271          308,714
                                            2004                       12.469          291,174
   Global Value Equity - Class I            1997         10.32         11.894          178,203
   (05/01/1997)                             1998                       13.309          400,665
                                            1999                       13.662          429,825
                                            2000                       15.018          397,287
                                            2001                       13.766          408,856
                                            2002                       11.285          447,973
                                            2003                       14.352          430,556
                                            2004                       16.069          388,555
   International Magnum - Class I           1997         10.48         10.636          110,996
   (05/01/1997)                             1998                       11.429          258,907
                                            1999                       14.110          264,287
                                            2000                       12.182          272,772
                                            2001                        9.694          216,874
                                            2002                        7.952          192,520
                                            2003                        9.991          161,280
                                            2004                       11.566          161,030
   U.S. Real Estate - Class I (05/01/1997)  1997          9.52         11.690          122,379
                                            1998                       10.276          193,872
                                            1999                        9.984          169,844
                                            2000                       12.729          219,969
                                            2001                       13.788          338,946
                                            2002                       13.491          395,485
                                            2003                       18.295          380,256
                                            2004                       24.607          355,874

------------------------------------------- ------ ------------ ------------- -------------------

AMERITAS VARIABLE LIFE INSURANCE COMPANY   -A:5-        ACCUMULATION UNIT VALUES

APPENDIX B: TAX-QUALIFIED PLAN DISCLOSURES
-------------------------------------------------------------------------------

Disclosure Summary for IRA, SEP IRA, SIMPLE IRA, and Roth IRA plans...Page B: 1
Disclosure Summary for 403(b) Tax Sheltered Annuity plan..............Page B: 6

  ------------------------------------------- ---------------------------------
                 DISCLOSURE SUMMARY           For annuity policies issued as a:
                                              |  REGULAR IRA
  AMERITAS VARIABLE LIFE INSURANCE COMPANY    |  SEP IRA
                                              |  SIMPLE IRA
                                              |  ROTH IRA
  ------------------------------------------- ---------------------------------

The Internal Revenue Service (IRS) requires us to provide you this disclosure statement. This Disclosure Statement explains the rules governing your Individual Retirement Account (IRA). The disclosure reflects our current understanding of the law, but for personal tax advice you should consult a lawyer or other licensed tax expert to learn how the applicable tax laws apply to your situation. This Disclosure Summary is NOT intended as, nor does it constitute, legal or tax advice. For further information about IRAs, contact any district office of the IRS, or consult IRS Publication 590: Individual Retirement Arrangements.

If you have any questions about your Policy, please contact us at the address and telephone number shown below.


YOUR RIGHT TO CANCEL

You may cancel your IRA within seven days after the date you receive this disclosure statement. To revoke your plan and receive a refund for the amount paid for your IRA, you must send a signed and dated written notice to cancel your Policy no later than the seventh day after issuance to us at:
                    Ameritas Variable Life Insurance Company
                   Service Center, Attn: Annuity Service Team
                                        P.O. Box 82550
                                Lincoln, NE 68501
                            Telephone 1-800-745-1112

Your revocation will be effective on the date of the postmark (or certification or registration, if applicable), if sent by United States mail, properly addressed and by first class postage prepaid. After seven days following receipt of this Disclosure Statement, you cannot cancel.

-------------------------------------------------------------------------------

PROVISIONS OF IRA LAW

This disclosure is applicable when our variable annuity policy is used for a Regular IRA, Spousal IRA, Rollover IRA, or a Roth IRA. Additionally, this disclosure provides basic information for when our variable annuity policy is used for a Simplified Employee Pension (SEP)-IRA, or Savings Incentive Match Plan for Employees (SIMPLE)-IRA. A SEPARATE POLICY MUST BE PURCHASED FOR EACH INDIVIDUAL UNDER EACH ARRANGEMENT/PLAN. While Internal Revenue Code ("IRC") provisions for IRAs are similar for all such arrangements/plans, certain differences are set forth below.


REGULAR IRA

ELIGIBILITY
You are eligible to establish a Regular IRA if you are younger than age 70 1/2 and if, at any time during the year, you are an employee or self-employed and receive compensation or earned income that is includible in your gross income. Your spouse may also establish a "spousal IRA" that you may contribute to out of your compensation or earned income for any year before the year in which your spouse reaches age 70 1/2. To contribute to a spousal IRA, you and your spouse must file a joint tax return for the taxable year.

Additionally, regardless of your age, you may transfer funds from another IRA or certain qualified plans to a "Rollover IRA", which is described below.


Ameritas Variable Life Insurance Company  -B:1-   Tax Qualified Plan Disclosure

ANNUAL CONTRIBUTION LIMITS
You may make annual contributions to a Regular IRA of up to the Annual Contribution Limit ($3,000 for 2004, $4,000 for 2005 through 2007, and $5,000 in 2008 and after), or 100% of your earned income or compensation, whichever is less. If you are age 50 or older, the Annual Contribution Limits are increased by $500 per year through 2005 and $1,000 per year thereafter, so long as your earned income or compensation is greater than the Annual Contribution Limit. Beginning in 2009, the Annual Contribution Limits will be increased by the IRS to reflect inflation.

If you and your spouse both work and have compensation that is includible in your gross income, each of you can annually contribute to a separate Regular IRA up to the lesser of the Annual Contribution Limit or 100% of your compensation or earned income. However, if one spouse earns less than the Annual Contribution limit, but both spouses together earn at least twice the Annual Contribution Limit, it may be advantageous to use the spousal IRA. The total contributions to both IRAs may not exceed the lesser of twice the Annual Contribution Limit or 100% of you and your spouse's combined compensation or earned income.

The combined limit on contributions to both Regular and Roth IRAs for a single calendar year for you may not exceed the Annual Contribution Limit (or twice the Annual Contribution Limit for a couple filing jointly).

Distributions from another IRA or certain other qualified plans may be "rolled over" into a Regular IRA and such rollover contributions are not limited by this annual maximum.

Contributions must be made by the due date, not including extensions, for filing your tax return. A CONTRIBUTION MADE BETWEEN JANUARY 1 AND THE FILING DUE DATE FOR YOUR RETURN MUST BE SUBMITTED WITH WRITTEN DIRECTION THAT IT IS BEING MADE FOR THE PRIOR TAX YEAR OR IT WILL BE TREATED AS MADE FOR THE CURRENT TAX YEAR.

The amount of permissible contributions may or may not be tax-deductible depending on whether you are an active participant in an employer sponsored retirement plan and whether your adjusted gross income ("AGI") is above the phase-out level.

DEDUCTIBILITY OF CONTRIBUTIONS
Contributions made for the tax year are fully deductible if neither you nor your spouse (if married) is an active participant in an employer-sponsored retirement plan (including qualified pension, profit sharing, stock bonus, 401(k), or 403(b) plans, SEP plans, SIMPLE IRA, SIMPLE 401(k) plans, and certain governmental plans for any part of such year.

If you are an active participant in an employer sponsored requirement plan you may make deductible contributions if your Adjusted Gross Income (AGI) is below a threshold level of income. For single taxpayers and married taxpayers (who are filing jointly and are both active participants) the available deduction is reduced proportionately over a phaseout range. If you are married and an active participant in an employer retirement plan, but file a separate tax return from your spouse, your deduction is phased out between $0 and $10,000 of AGI.

Active participants with income above the phaseout range are not entitled to an IRA deduction. The phaseout limits are scheduled to increase as follows:

 MARRIED FILING JOINTLY        SINGLE/HEAD OF HOUSEHOLD
-----------------------------  ------------------------
YEAR       AGI                       AGI
----
2004    $65,000 - $  75,000      $45,000 - $55,000
2005    $70,000 - $  80,000      $50,000 - $60,000
2006    $75,000 - $  85,000      $50,000 - $60,000
2007+   $80,000 - $ 100,000      $50,000 - $60,000

If you are not an active participant in an employer sponsored plan, but your spouse is an active participant, you may take a full deduction for your IRA contribution (other than to a Roth IRA) if your AGI is below $150,000; if you are not an active participant but your spouse is, the maximum deductible contribution for you is phased out at AGIs between $150,000 and $160,000.

Even if you will not be able to deduct the full amount of your Regular IRA contribution, you can still contribute up to the Annual Contribution Limit with all or part of the contribution being non-deductible. The combined total must not exceed your Annual Contribution Limit. Any earnings on all your Regular IRA contributions accumulate tax-free until you withdraw them.

EXCESS CONTRIBUTIONS
If you contribute in excess of the maximum contribution limit allowed in any year, the excess contribution could be subject to a 6% excise tax. The excess is taxed in the year the excess contribution is made and each year that the excess remains in your Regular IRA.

If you should contribute more than the maximum amount allowed, you can eliminate the excess contribution as follows:

    You may withdraw the excess contribution and net earnings attributable to it before the due date for filing your federal income tax in the year the excess contribution was made. Any earnings so distributed will be taxable in the year for which the contribution was made and may be subject to the 10% premature distribution tax.

    If you elect not to withdraw an excess contribution, you may apply the excess against the contribution limits in a later year. This is allowed to the extent you under-contribute in the later year. The 6% excise tax will be imposed in the year you make the excess contribution and each subsequent year, until eliminated. To the extent an excess contribution is absorbed in a subsequent year by contributing less than the maximum deduction allowable for that year, the amount absorbed will be deductible in the year applied (provided you are eligible to take a deduction).

DISTRIBUTIONS FROM YOUR REGULAR IRA DURING YOUR LIFE
You may take distributions from your Regular IRA at any time. However, there is a 10% premature distribution tax on the amount includible in your gross income distributed prior to you attaining age 59 1/2, unless: (1) the distributions made to a beneficiary on or after the owner's death; (2) distribution is made because of your death or permanent disability; (3) the distribution is part of a series of substantially equal periodic payments (made at least annually) that do not exceed your life expectant or the life expectancy of you and your designated beneficiary; (4) the distribution is made for medical expenses which exceed 7.5% of your adjusted gross income; (5) the distribution is made to purchase health insurance for the individual and/or his or her spouse and dependents if he or she: (a) has received unemployment compensation for 12

Ameritas Variable Life Insurance Company  -B:2-   Tax Qualified Plan Disclosure
consecutive weeks or more; (b) the distributions are made during the tax year that the unemployment compensation is paid or the following tax year; and (c) the individual has not been re-employed for 60 days or more; (6) the distribution is made for certain qualified higher education expenses of the taxpayer, the taxpayer's spouse, or any child or grandchild of the taxpayer or the taxpayer's spouse; (7) the distribution is made for the qualified first-time home buyer expenses (up to a lifetime maximum of $10,000) incurred by you or your spouse or a child, grandchild, parent or grandparent of you or your spouse; or (8) distributions to satisfy a levy issued by the IRS. Generally, the part of a distribution attributable to non-deductible contributions is not includable in income and is not subject to the 10% penalty.

When you reach age 70 1/2 you must elect to receive Required Minimum Distributions no later than April 1 following the year in which you reach age 70 1/2 whether or not you have retired (Required Distribution Date). (Note: IRA owners working beyond age 70 1/2 are not permitted to delay distributions until after retirement.) You may satisfy the Required Minimum Distribution requirements by electing to receive either systematic payments or one lump sum of all the funds. If you elect systematic payments, there is a minimum amount which you must withdraw by the Required Distribution Date and by each December 31 thereafter. You should consult with your own tax or financial advisor with regard to the calculation of the amount of your minimum distribution each year to make sure this requirement is met.

DISTRIBUTIONS FROM YOUR REGULAR IRA AFTER YOUR DEATH
If you die before all the funds in your Regular IRA have been distributed, the remaining funds will be distributed to your designated beneficiary as required below and as selected by such beneficiary.

If you die before the Required Distribution Date, your designated beneficiary must withdraw the funds remaining as follows: 1) distributed no later than December 31 of the calendar year in which the fifth anniversary of your death occurs; or 2) distributed over the life or life expectancy of the named beneficiary and must begin on or before December 31 of the calendar year following the year of your death. However, if the named beneficiary is your spouse; payments must begin before December 31 of the calendar year in which you would have reached age 70 1/2. If you did not designate a proper beneficiary, the funds remaining shall be distributed within five years after your death.

If you die after Required Minimum Distribution payments have begun, the remaining amount of your Regular IRA, your designated beneficiary must select to have the funds distributed over the longer of 1) the beneficiary's life expectancy or 2) your remaining life expectancy beginning no later than December 31 of the calendar year following the year of your death. If you do not designate a proper beneficiary, your interest is distributed over your remaining life expectancy.

Your surviving spouse, if the sole beneficiary, may elect to treat your Regular IRA as his or her own Regular IRA.

TAX CONSEQUENCES
Amounts paid to you or your beneficiary from your Regular IRA are taxable as ordinary income, except that you recover your nondeductible Regular IRA contributions tax-free. If a minimum distribution is not made from your IRA for a tax year in which it is required, the excess of the amount that should have been distributed over the amount that was actually distributed is subject to an excise tax of 50%.

TAX-FREE ROLLOVERS
Under certain circumstances, you, your spouse, or your former spouse (pursuant to a qualified domestic relations order) may roll over all or a portion of your distribution from another Regular IRA, a 401(a) qualified retirement plan, 401(k) plan, 403(b) plan, governmental 457plan, or SIMPLE plan into a Regular IRA. Such an event is called a Tax-Free Rollover and is a method for accomplishing continued tax deferral on otherwise taxable distributions from said plans. Rollover contributions are not subject to the contribution limits on Regular IRA contributions, but also are not tax deductible.

There are two ways to make a Tax-Free Rollover to your IRA: 1. PARTICIPANT ROLLOVERS are accomplished by contributing part or all of the eligible distribution (which includes amounts withheld for federal income tax purposes) to your new IRA within 60 days following receipt of the distribution. Participant Rollover amounts are subject to a mandatory 20% federal income tax withholding except Participant Rollovers from another Regular IRA. Regular IRA to Regular IRA Rollovers are limited to one per distributing plan per 12 month period. However, you may transfer Regular IRA assets to another Regular IRA (where you do not directly receive a distribution) and such transfers are not subject to this limitation. Distributions from a SIMPLE IRA may not be rolled over or transferred to an IRA (which isn't a SIMPLE IRA) during the 2-year period following the date you first participate in any SIMPLE Plan maintained by your employer.
2. DIRECT ROLLOVERS are made by instructing the plan trustee, custodian, or issuer to pay the eligible portion of your distribution directly to the trustee, custodian or issuer of the receiving IRA. Direct Rollover amounts are not subject to mandatory federal income tax withholding.

Certain distributions are NOT considered to be eligible for Rollover and include:
        a. distributions which are part of a series of substantially equal periodic payments (made at least annually) for 10 years or more;
        b. required minimum distributions made during or after the year you reach age 70 1/2;
        c.      any hardship distributions made under the terms of the plan; and
        d. amounts in excess of the cash (except for certain loan offset amounts) or in excess of the proceeds from the sale of property distributed.

Under certain circumstances, you may roll over all or a portion of your eligible distribution from your Regular IRA to a 401(a) qualified retirement plan, 401(k) plan, 403(b) plan, or governmental 457 (No Regular IRA Rollovers to Simple IRAs are allowed). However, you may not roll after-tax contributions from your Regular IRA to a 401(a), 401(k) plan, 403(b) plan, or governmental 457 plan.

FOR RULES APPLICABLE TO ROLLOVERS OR TRANSFERS TO ROTH IRAS, SEE THE PARAGRAPHS ON ROTH IRA, NEXT PAGE.

Ameritas Variable Life Insurance Company  -B:3-   Tax Qualified Plan Disclosure

SEP IRA

A SEP Plan allows self-employed people and small business owners to establish SEP IRAs for the business owner and eligible employees, if any. SEP IRAs have specific eligibility and contribution limits (as described in IRS form 5305-SEP); otherwise SEP IRAs follow the same rules as Regular IRAs.


SIMPLE IRA

SIMPLE IRAs operate in connection with a SIMPLE Plan maintained by an eligible employer. Each participating employee has a SIMPLE IRA to receive under the plan. SIMPLE IRAs have specific eligibility, contribution, and tax-withdrawal penalties (as described in IRS form 5304-SIMPLE); otherwise, SIMPLE IRAs follow the same rules as Regular IRAs. plan.


ROTH IRA

ELIGIBILITY
You are eligible to make annual contributions to a Roth IRA if you receive compensation from employment, earnings from self-employment, or alimony, and your (and your spouse's) AGI is within the limits described below. Also, you may contribute to a different Roth IRA, established by your spouse (spousal Roth
IRA), out of your compensation or earned income for any year. Unlike Regular IRAs, if eligible, you may contribute to a Roth IRA even after age 70 1/2.

LIMIT ON ANNUAL CONTRIBUTIONS
You can make annual contributions to a Roth IRA of up to the Annual Contribution Limit or 100% of your compensation or earned income, whichever is less, subject to the limitations below. The Annual Contribution Limit is $3,000 for 2004, $4,000 for 2005 through 2007, and $5,000 thereafter. If you are age 50 or older, the Annual Contribution Limits are increased by $500 per year through 2005 and $1,000 per year thereafter, so long as your earned income or compensation is greater than the Annual Contribution Limit. Beginning in 2009, the Annual Contribution Limits will be increased by the IRS to reflect inflation.

If each spouse earns at least the Annual Contribution Limit, each may make the maximum contribution to his or her Roth IRA, subject to the limitations discussed below. However, if one spouse earns less than the Annual Contribution limit, but both spouses together earn at least twice the Annual Contribution Limit, it may be advantageous to use the spousal Roth IRA. The total contributions to both Roth IRAs may not exceed the lesser of twice the Annual Contribution Limit or 100% of you and your spouse's combined compensation or earned income.

The Annual Contribution limit is the maximum that can be contributed to all IRAs (Roth and Regular) by an individual in a year. The maximum amount that may be contributed to your Roth IRA is always reduced by any amount that you have contributed to your Regular IRAs for the year.

The maximum amount you or your spouse may contribute to a Roth IRA is limited based on your tax filing status and your (and your spouse's) AGI. You may contribute the maximum contribution to your Roth IRA if you are single and your AGI is less than $95,000. Your ability to contribute to your Roth IRA is phased out at $110,000. You may contribute the maximum contribution to your Roth IRA if you are married filing jointly and your AGI is less than $150,000. Your ability to contribute to your Roth IRA is phased out at $160,000. Roth IRA contributions must be made by the due date, not including extensions, for filing your tax return. A CONTRIBUTION MADE BETWEEN JANUARY 1 AND THE FILING DUE DATE FOR YOUR RETURN, MUST BE SUBMITTED WITH WRITTEN DIRECTION THAT IT IS BEING MADE FOR THE PRIOR TAX YEAR OR IT WILL BE TREATED AS MADE FOR THE CURRENT TAX YEAR.

DEDUCTIBILITY OF CONTRIBUTIONS
Unlike a Regular IRA, contributions to your Roth IRA are not deductible.

EXCESS CONTRIBUTIONS
If you contribute in excess of the maximum contribution limit allowed in any year, the excess contribution could be subject to a 6% excise tax. The excess is taxed in the year the excess contribution is made and each year that the excess remains in your Roth IRA.

If you should contribute more than the maximum amount allowed, you can eliminate the excess contribution as follows: ? You may withdraw the excess contribution and net earnings attributable to it before the due date for filing your federal income tax in the year the excess contribution was made. Any earnings so distributed will be taxable in the year for which the contribution was made and may be subject to the 10% premature distribution tax.
? If you elect not to withdraw an excess contribution, you may apply the excess against the contribution limits in a later year. This is allowed to the extent you under-contribute in the later year. The 6% excise tax will be imposed in the year you make the excess contribution and each subsequent year, until eliminated. To the extent an excess contribution is absorbed in a subsequent year by contributing less than the maximum deduction allowable for that year, the amount absorbed will be deductible in the year applied (provided you are eligible to take a deduction).

TAX ON WITHDRAWALS FROM YOUR ROTH IRA
You can make withdrawals from your Roth IRA at any time and the principal amounts that you contributed are always available to be withdrawn by you tax-free. Withdrawal of amounts considered earnings or growth will also be tax-free if the following requirements are met: 1) the withdrawal must satisfy the five-year holding period and be made either on or after you reach 59 1/2, due to your death or disability, or for qualified first-time homebuyer expenses.

If the requirements for a tax-free withdrawal are not met, a withdrawal consisting of your own prior contribution amounts for your Roth IRA will not be considered taxable in the year you receive it, nor will the 10% penalty apply. A non-qualified withdrawal that is considered earnings on your contributions is includible in your gross income and may be subject to the 10% withdrawal penalty. Also, the 10% premature distribution penalty tax may apply to conversion amounts distributed even though they are not includable in income, if the distribution is made within the 5-taxable-year period beginning on the first day of the individual's taxable year in which the conversion contribution was made.


Ameritas Variable Life Insurance Company  -B:4-   Tax Qualified Plan Disclosure

REQUIRED PAYMENTS FROM YOUR ROTH IRA
Unlike a Regular IRA, while you are living, there are no distribution requirements for your Roth IRA.

After your death, if you have begun to receive distributions under an annuity option (not including an interest only option), the remaining Policy value will continue to be distributed to your designated beneficiary according to the terms of the elected options, provided that method satisfies IRC requirements.

If you die before your entire interest in the Policy is distributed, your entire interest in your Roth IRA generally must be distributed no later than the end of the fifth calendar year after your death occurs ("five-year payout rule"). Your designated beneficiary may elect to receive distributions over a period not longer than his or her life expectancy, if the election is made and distributions begin on or before the end of the year following the year of your death. Otherwise, the entire benefit must be paid under the five-year payout rule.

If the designated beneficiary is your surviving spouse, the spouse may elect to treat the Roth IRA as his or her own.

ROLLOVERS AND CONVERSIONS
You may roll over any amount from an existing Roth IRA to another Roth IRA. Under certain circumstances, you may also convert an existing Regular IRA to a Roth IRA. You can roll over distributions from a traditional IRA to a Roth IRA if your AGI is $100,000 or less and you convert such amounts within 60 days after distribution. Note that contributions to a Roth IRA are not deductible and income limits apply. There may be additional income tax consequences upon such a conversion. You will have excess contributions if the amount you convert to a Roth IRA plus your contributions to all of your IRAs exceed your IRA contribution limits for the year. To avoid the 6% excise tax on excess contributions, you must withdraw the excess contributions plus earnings before your tax return due date or recharacterize the contribution, if permitted. CONSULT YOUR FINANCIAL ADVISER TO DETERMINE OTHER CONSIDERATIONS WHEN CONVERTING A TRADITIONAL IRA TO A ROTH IRA

Rollovers from a 401(a) qualified retirement plan, 401(k) plan, 403(b) plan, or governmental 457 plan to a Roth IRA are not allowed.

RECHARACTERIZATION
You may correct an IRA contribution or conversion by recharacterizing your contribution or conversion. For example, you may have converted from a Regular IRA to a Roth IRA and learn later you were not eligible to make the conversion. You may accomplish a recharacterization by making a trustee-to-trustee transfer (including any net income attributable to the contribution) from the first IRA to the second IRA, on or before your tax return due date for reporting the contribution to the first IRA. Once the transfer is made, the election is irrevocable. Recharacterizing a contribution treats it as contributed to the second IRA on the same date as initially contributed to the first IRA. If you elect to recharacterize a contribution, you must report it on your Federal income tax return as made to the second IRA, instead of the first. CONSULT YOUR TAX ADVISER BEFORE RECHARACTERIZING A CONTRIBUTION.


GENERAL INFORMATION AND RESTRICTIONS FOR ALL IRAS

LUMP SUM DISTRIBUTION
If you decide to receive the entire value of your IRA Plan in one lump sum, the full amount is taxable when received (except as to non-deductible contributions to a Regular IRA or to a Roth IRA, or "qualified distributions" from a Roth
IRA), and is not eligible for the special 5 or 10 year averaging tax rules under IRC Section 402 on lump sum distributions which may be available for other types of Qualified Retirement Plans

NONTRANSFERABILITY
You may not transfer, assign or sell your IRA to anyone (except in the case of transfer incident to divorce).

NONFORFEITABILITY
The value of your IRA belongs to you at all times, without risk of forfeiture.

LOANS AND PROHIBITED TRANSACTIONS
If you engage in a so-called prohibited transaction as defined by the Internal Revenue Code, your IRA will be disqualified and the entire taxable balance in your Regular IRA account, and the amount of earnings or gains in your Roth IRA account, will be taxed as ordinary income in the year of the transaction. You may also have to pay the 10% penalty tax. For example, IRAs do not permit loans. You may not borrow from your IRA (including Roth IRAs) or pledge it as security for a loan. A loan would disqualify your entire IRA and be treated as a distribution. It would be includable in your taxable income in the year of violation and subject to the 10% penalty tax on premature distributions. A pledge of your IRA as security for a loan would cause a constructive distribution of the portion pledged and also be subject to the 10% penalty tax.

FINANCIAL DISCLOSURE
Contributions to your IRA will be invested in a variable annuity policy. The variable annuity policy, its operation, and all related fees and expenses are explained in detail in the prospectus to which this Disclosure Statement is attached.

Growth in the value of your variable annuity policy IRA cannot be guaranteed or projected. The income and expenses of your variable annuity policy will affect the value of your IRA. Dividends from net income earned are reduced by investment advisory fees and also by certain other costs. For an explanation of these fees and other costs, please refer to your prospectus.


STATUS OF OUR IRA PLAN

We may, but are not obligated to, seek IRS approval of your Regular IRA or Roth IRA form. Approval by the IRS is optional to us as the issuer. Approval by the IRS is to form only and does not represent a determination of the merits of the Regular IRA or Roth IRA.

Ameritas Variable Life Insurance Company  -B:5-   Tax Qualified Plan Disclosure

--------------------------------------------- ---------------------------------
  DISCLOSURE SUMMARY                          For annuity policies issued as a:
                                                 TAX SHELTERED ANNUITY
  AMERITAS VARIABLE LIFE INSURANCE COMPANY       Under IRC Section 403(b)
--------------------------------------------- ---------------------------------

The Policy may be purchased by you or your employer as part of a retirement plan under Internal Revenue Code (IRC) Section 403(b). This section provides a summary of benefits afforded a tax-qualified retirement plan under IRC 403(b), and the prospectus' CHARGES and CHARGES EXPLAINED sections describe applicable costs. You should refer to the Policy and Riders for a full description of the benefits and charges of purchasing the Policy for an IRC 403(b) plan.


CONTRIBUTIONS

Contributions under the Policy must be remitted by the Employer. You may, with our agreement, (i) transfer to the Policy any amount held under a contract or account that meets the requirements of IRC Section 403(b) ("Transferred Funds"), or (ii) roll over contributions from a contract or account that meets the requirements of IRC Sections 403(b) or 408(d)(3)(A)(iii). If you make a transfer as described in (i) above, you must tell us the portion, if any, of the Transferred Funds which are (a) exempt from the payment restrictions described below and (b) eligible for delayed distribution under the REQUIRED MINIMUM DISTRIBUTION provision below. If you do not tell us, then we will treat all such amounts as being subject to the applicable tax restrictions. Any Transferred Funds from a contract not issued by us will be reduced by the amount of any tax charge that applies, as we determine.

Contributions to the Policy are limited to your exclusion allowance for the year computed as required by IRC Sections 403(b), 415, and 402(g). Unless this Policy is purchased under an ERISA Plan and "employer contributions" may be made, all contributions are made by your Employer under a salary reduction agreement you enter into with your Employer. Your salary reduction contributions are "elective deferrals" and cannot exceed the elective deferral limitations under IRC Section 415 which apply to this Policy and all other 403(b), 401(k), or SIMPLE plans, contracts or arrangements with your Employer. If contributions to the Policy inadvertently cause the excess deferral limit to be violated, such deferrals must be distributed by April 15 of the following calendar year, subject to any Policy withdrawal charge that may be applicable.

In the case of an individual who is 50 or older, the annual cash contribution limit is increased by $3000 for 2004, $4000 for 2005, $5000 for 2006 and $5000
plus potential COLA increases in $500 increments for 2007 and beyond.

Notwithstanding any provision of the Policy to the contrary, contributions will be permitted with respect to qualified military service in accordance with the requirements of IRC Section 414(u), if applicable, and limited to limits imposed by IRC Section 403(b).

We reserve the right to reject or refund any contributions when we believe doing so is necessary for the Policy to comply with IRC Section 403(b) or the Plan.


LOANS

For 403(b) TSA Policies issued after 1/1/02, we may charge a reasonable fee (currently $25; guaranteed maximum is $40) for each loan as loan origination expenses; however, this fee will be waived if loan repayment is established on an automatic basis.

Other loan provisions are described in this Prospectus' DISTRIBUTION section LOANS provision.


DISTRIBUTIONS

WHEN ANNUITY INCOME PAYMENTS BEGIN
Your selection of an Annuity Date for annuity income payments to begin is subject to the maximum maturity age, if any, stated in the Policy Data pages. If you choose an Annuity Date later than age 70 1/2, you must withdraw at least the required minimum distribution required by tax regulations that apply, unless you elect to satisfy these requirements through other 403(b) arrangements you may have.

PERMITTED DISTRIBUTIONS
Distributions of Policy value will only be permitted:
        o       upon the Owner's separation of service;
        o       after the Owner's age 59 1/2;
        o       due to disability within the meaning of IRC Section 72(m)(7);
        o in the case of salary reduction contributions only , due to financial hardship.

Distributions may be further restricted if we are notified of more restrictive Plan limits. Withdrawal charges may apply to distributions.

Despite the distribution restrictions stated above, we will permit distributions of salary deferrals in excess of IRC limits contributed to the Policy, and any allocable gain or loss, including that for the "gap period" between the end of the taxable year and distribution date,

Ameritas Variable Life Insurance Company  -B:6-   Tax Qualified Plan Disclosure
provided you notify us in writing by March 1 of the year following the taxable year of the excess deferral and certify the amount of the excess deferral.

Distributions attributable to contributions transferred from a custodial account qualified under IRC Section 403(b)(7) or from an annuity under IRC Section 403(b)(1) shall be subject to the same or, where there has been more than one transfer, more stringent distribution requirements as they were subject to prior to the transfer, unless otherwise permitted by law or regulation.

If your employer has established an ERISA plan under IRC Section 403(b), we will restrict any distributions under the Policy pursuant to IRC Sections 401(a)(11) and 417.

Trustee-to-trustee transfers to another 403(b) qualified plan are not considered a distribution and are not restricted.

If the Owner's employer has established an ERISA plan under IRC Section 403(b), any distributions under this policy will be restricted, as provided in IRC Sections 401(a)(11) and 417.

DIRECT ROLLOVER OPTION
A distributee under the Policy, or the distributee's surviving spouse, or the spouse of the distributee's former spouse who is an alternate payee under a qualified domestic relations order (as defined in IRC Section 414(p)) (collectively, the "distributee" for purposes of this paragraph), may elect to have any portion of an eligible distribution paid directly to an eligible retirement plan specified by the distributee as a direct rollover. (For purposes of a direct rollover, an eligible retirement plan includes 403(b) annuity policies, a qualified retirement plans under 401(a), 401(k) plans, IRAs and 457 governmental plans.) The direct rollover option is not available to the extent that a minimum distribution is required under IRC Section 401(a)(9). The direct rollover option also does not apply to Policy distributions permitted and made on account of a hardship. We reserve the right to determine the amount of the required minimum distribution.

If Policy annuity payments have already begun, a direct rollover option does not apply to those payments being paid: (a) in substantially equal periodic payments for a period of ten years or more; or, (b) as part of a life annuity.

REQUIRED MINIMUM DISTRIBUTIONS
Distributions under the Policy made on or after January 1, 2003 will be subject to Required Minimum Distribution requirements of IRC ss.401(a)(9) pursuant to final and temporary regulations issued by the IRS in 2002.

Required Minimum Distribution payments for this Policy must be computed for the calendar year you turn age 70 1/2 and for each year thereafter. The Required Minimum Distribution payments you compute must start no later than April 1 of the calendar year after you turn age 70 1/2, except as otherwise noted below, and except that if your employer is a church or government organization, the start date is the later of this date or April 1 of the calendar year after you retire.

Payments of your annual Required Minimum Distribution calculated for this Policy may be made from this Policy or from another 403(b) arrangement that you maintain, if permitted by Internal Revenue Service rules. These payments may be made under any method permitted for 403(b) Plans and acceptable to us; several of your Policy's annuity income options fulfill the IRC requirements.

If you die after Required Minimum Distribution payments have begun, the remaining amount of your Policy value must continue to be paid at least as quickly as under the calculation and payment method being used before your death.

If you die before Required Minimum Distribution payments begin, payment of your Policy value must be completed no later than December 31 of the calendar year in which the fifth anniversary of your death occurs, except to the extent that a choice is made to receive death benefit payments under (a) and (b) below:

        (a) If payments are to be made to a beneficiary, then the Policy value may be paid over the life or life expectancy of the named beneficiary. Such payments must begin on or before December 31 of the calendar year which follows the year of your death.
        (b) If the named beneficiary is your spouse, the date that payments must begin under (a) above will not be before
                (i)     December 31 of the calendar year which follows the year

                (ii)December 31 of the calendar year in which you would have reached age 70 1/2.


CONVERSION OF A 403(b) POLICY TO A NON-403(b) QUALIFIED POLICY

The IRC only permits you to maintain a 403(b) Policy while you are covered under a 403(b) Plan. Upon no longer being covered under a 403(b) plan, you may "roll over" some or all of your 403(b) Policy assets into another tax-qualified annuity policy, including an Individual Retirement Annuity policy. Should you need to exercise such a roll over, you may elect to convert your existing 403(b) Policy with us into an IRA Policy. Because certain distributions are permitted under IRC Section 403(b) that are not permitted for IRAs, any conversion may result in a loss of certain benefits (such as 403(b) permitted hardship withdrawals). Upon such a conversion, your 403(b) Tax Sheltered Annuity Endorsement (and related charges) will be replaced with an Individual Retirement Annuity Endorsement (and any related charges) to assure continued compliance of your Policy with applicable tax law. You will receive full disclosure about the effect of any such conversion prior to making your election.

Ameritas Variable Life Insurance Company  -B:7-   Tax Qualified Plan Disclosure

                                   THANK YOU

for reviewing this Prospectus. You should also review the series fund prospectuses for those Subaccount variable investment option underlying portfolios you wish to select.

                             IF YOU HAVE QUESTIONS,
                      contact your sales representative, or
                              write or call us at:

                    Ameritas Variable Life Insurance Company
                                 Service Center
                                 P.O. Box 82550
                             Lincoln, Nebraska 68501
                                       or
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                            Telephone: 1-800-745-1112
                               Fax: 1-402-467-6153
                              variable.ameritas.com


                           REMEMBER, THE CORRECT FORM

is important for us to accurately process your Policy elections and changes. Many can be found on the on-line services section of our Web site. Or, call us at our toll-free number and we will send you the form you need.

[ ]  IMSA

      We are a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for individual life insurance and annuity products. Our membership in IMSA applies to us only and not to our products or affiliates.

[ ] STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS

      A Statement of Additional Information and other information about us and the Policy with the same date as this prospectus contains more details concerning the disclosures in this prospectus.

        For a free copy, access it on the SEC's Web site (WWW.SEC.GOV, select "Filings", type "Ameritas Variable"), or write or call us. Here is the Table of Contents for the Statement of Additional Information:

----------------------------------- ---------
                                     BEGIN
                                    ON PAGE
----------------------------------- ---------

General Information and History           1
Services
Purchase of Securities Being
Offered

----------------------------------- ---------

Underwriters                              2
Calculation of Performance
  Standardized Performance Reporting
  Non-Standardized Performance Reporting
  Our Performance Reports
  Yields
----------------------------------- ---------

Other Information                         6
MORNINGSTAR(R) ASSET ALLOCATOR
Asset Allocation Program
offered through
Ameritas Investment Corp.("AIC")

----------------------------------- ---------

Service Marks and Copyright               7

----------------------------------- ---------
Licensing Agreement                       8
Financial Statements
----------------------------------- ---------

                                    AMERITAS
                             VARIABLE LIFE INSURANCE
                                  COMPANY LOGO

OVERTURE ANNUITY III-Plus     LAST PAGE   SEC REGISTRATION #811-05192, 33-98848

--------------------------------------------------------------------------------
Statement of Additional Information:  May 1, 2005
to accompany Policy Prospectus dated:  May 1, 2005   AMERITAS
                                                        VARIABLE LIFE INSURANCE
OVERTURE ANNUITY III-PLUS (SM)                                 COMPANY LOGO
Flexible Premium
Deferred Variable Annuity Policies
                                        Ameritas Variable Life Insurance Company
                                                          Separate Account VA-2
--------------------------------------------------------------------------------

This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the Policy prospectus and should be read in conjunction with the prospectus. The Policy prospectus may be obtained from our Service Center by writing us at P.O. Box 82550, Lincoln, Nebraska 68501, by e-mailing us through our Web site at VARIABLE.AMERITAS.COM, or by calling us at 1-800-745-1112. Defined terms used in the current prospectus for the Policies are incorporated in this Statement.


            TABLE OF CONTENTS               Page

General Information and History              1
Services
Purchase of Securities Being Offered

Underwriters                                 2
Calculation of Performance
     Standardized Performance Reporting
     Non-Standardized Performance Reporting
     Our Performance Reports
     Yields

Other Information                            6
MORNINGSTAR ASSET ALLOCATOR Asset
Allocation Program offered through Ameritas
Investment Corp. ("AIC")

Service Marks and Copyright                  7
Licensing Agreement                          8
Financial Statements


                         GENERAL INFORMATION AND HISTORY

Ameritas Variable Life Insurance Company Separate Account VA-2 is a separate investment account of Ameritas Variable Life Insurance Company ("we, us, our, AVLIC"). We are a stock life insurance company organized under the insurance laws of the State of Nebraska in 1983. We are owned by AMAL Corporation ("AMAL"), a joint venture holding company. AMAL is an indirect majority-interest owned subsidiary of Ameritas Acacia Mutual Holding Company, the ultimate parent company of Ameritas Life Insurance Corp., Nebraska's first insurance company - in business since 1887, and Acacia Life Insurance Company, a District of Columbia domiciled company chartered by an Act of the United States Congress in 1869. We issue life insurance and annuities throughout the United States (except New York), with an emphasis on products with variable investment options in underlying portfolios managed by advisors of nationally prominent mutual fund companies.

                                    SERVICES

The financial statements of Ameritas Variable Life Insurance Company as of December 31, 2004 and 2003, and for each of the three years in the period ended December 31, 2004, and the financial statements of the Subaccounts of Ameritas Variable Life Insurance Company Separate Account VA-2 as of December 31, 2004, and for each of the periods in the two years then ended, included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, 1248 "O" Street, Suite 716, Lincoln, Nebraska 68508, independent auditors and independent registered public accounting firm, respectively, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

All matters of state and federal law pertaining to the Policies have been reviewed by our internal legal staff.


                      PURCHASE OF SECURITIES BEING OFFERED

The OVERTURE ANNUITY III-PLUS is a flexible premium variable deferred annuity policy. Policies will be sold by licensed insurance agents in states where the Policies may lawfully be sold. The agents who sell the Policies are registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of the National Association of Securities Dealers, Inc. (NASD), as are the agents that continue to service these Policies.

OVERTURE ANNUITY III-PLUS         SAI: 1     STATEMENT OF ADDITIONAL INFORMATION

                                  UNDERWRITERS

The Policy is offered continuously and is distributed by Ameritas Investment Corp. ("AIC"), 5900 "0" Street, Lincoln, Nebraska 68510. AIC is also a subsidiary of AMAL Corporation, and therefore is an affiliate of ours. AIC enters into contracts with various broker-dealers ("Distributors") to distribute the Policies.

                                                       ----------- ------------ ------------
                                                YEAR:     2002        2003         2004
------------------------------------------------------ ----------- ------------ ------------
Variable annuity commission we paid to AIC that was    $9,336,232   $9,313,760  $11,317,300
paid to other broker-dealers and representatives
(not kept by AIC).
------------------------------------------------------ ----------- ------------ ------------
Variable annuity commission earned and kept by AIC.       $57,323      $17,775      $72,236
------------------------------------------------------ ----------- ------------ ------------
Fees we paid to AIC for variable annuity Principal       $200,538     $179,639     $169,001
Underwriter services.
------------------------------------------------------ ----------- ------------ ------------

                           CALCULATION OF PERFORMANCE

When we advertise performance for a Subaccount (except any Money Market Subaccount), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts. Standardized average annual total return for a Subaccount will be shown for periods beginning on the date the Subaccount first invested in a corresponding series fund portfolio. We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission ("SEC").

We report average annual total return information via Internet and periodic printed reports. Average annual total return quotations on our Internet Web site will be current as of the previous Business Day. Printed average annual total return information may be current to the last Business Day of the previous calendar week, month, or quarter preceding the date on which a report is submitted for publication. Both standardized average annual total return quotations and non-standardized total return quotations will cover at least periods of one, five, and ten years, or a period covering the time the Subaccount has been in existence, if it has not been in existence for one of the prescribed periods. If the corresponding series fund portfolio has been in existence for longer than the Subaccount, the non-standardized total return quotations will show the investment performance the Subaccount would have achieved (reduced by the applicable charges) had it been invested in the series fund portfolio for the period quoted; this is referred to as "adjusted historical" performance reporting. Standardized average annual total return is not available for periods before the Subaccount was in existence.

Quotations of standardized average annual total return and non-standardized total return are based on historical earnings and will fluctuate. Any quotation of performance should not be considered a guarantee of future performance. Factors affecting the performance of a Subaccount and its corresponding series fund portfolio include general market conditions, operating expenses and investment management. An Owner's withdrawal value upon surrender of a Policy may be more or less than the premium invested in the Policy.

STANDARDIZED PERFORMANCE REPORTING
Standardized average annual total return for a specific period is calculated by taking a hypothetical $1,000 investment in a Subaccount at the offering on the first day of the period ("initial investment"), and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized average annual total return is annualized and reflects the deduction of the mortality and expense fee and administrative expense charge and the current annual Policy Fee. The redeemable value also reflects the effect of any applicable withdrawal charge that may be imposed at the end of the period. No deduction is made for premium taxes which may be assessed by certain states.

NON-STANDARDIZED PERFORMANCE REPORTING
We may also advertise non-standardized total return. Non-standardized total return may assume: (1) the Policy is not surrendered, so no withdrawal charges are levied; (2) the Subaccounts have existed for periods other than those

OVERTURE ANNUITY III-PLUS         SAI: 2     STATEMENT OF ADDITIONAL INFORMATION
required to be presented; (3) current charges are incurred if they are less than the Policy's guaranteed maximum charges; or (4) may differ from standardized average annual total return in other ways disclosed in the table description. Non-standardized total return may also assume a larger initial investment which more closely approximates the size of a typical Policy. For these reasons, non-standardized total returns for a Subaccount are usually higher than standardized total returns for a Subaccount.

OUR PERFORMANCE REPORTS
The standardized average annual total returns for each investment portfolio (except the Ameritas Money Market Subaccount) for the periods indicated are as follows (more recent returns may be more or less than the stated returns due to market volatility):

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
FOR PERIOD ENDING ON 12/31/2004
(REFLECTS CURRENT POLICY CHARGES AND WITHDRAWAL CHARGES.)
Based on a $1,000 investment. Reflects these expenses deducted daily from policy separate account assets to equal the annual % shown: mortality and expense risk charge of 1.25% And administrative expense charge of 0.15%. Also reflects the current policy fee of $36, and the withdrawal charge applicable for the period shown.


----------------------------------------------------------------------------------------------
o  Subaccount (inception date)
   (inception date of underlying
   series fund portfolio where                                                  Ten Year or,
   Subaccount has less than                                                      if less,
   10 year's experience)                          One Year      Five Year      Since Inception
----------------------------------------------------------------------------------------------
                                                  Surrender     Surrender       Surrender
                                                   Policy        Policy          Policy
----------------------------------------------------------------------------------------------
AIM FUNDS
o        AIM V.I. Dynamics - Series I             1.75              N/A           -16.65
         (1/1/2001) ALGER - Class O
o        Alger American Balanced (5/1/93)        -6.87            -6.07             8.25
o        Alger American Leveraged AllCap         -3.30           -19.99             6.46
         (8/1/95)
AMERICAN CENTURY
o        VP Income & Growth (1/1/2001)            1.41              N/A            -5.09
AMERITAS PORTFOLIOS (SUBADVISOR)
o        Ameritas Core Strategies                -3.40           -26.75           -16.52
         (THORNBURG) (11/1/99)
o        Ameritas Growth (FRED ALGER)            -5.86           -15.82             7.13
         (5/1/92)
o        Ameritas Income & Growth (FRED          -3.63           -11.75            10.23
         ALGER) (5/1/92)
o        Ameritas Index 500 (STATE STREET)       -1.03           -10.51             6.08
         (8/1/95)
o        Ameritas MidCap Growth (FRED             1.81            -2.12            11.56
         ALGER) (5/3/93)
o        Ameritas Select (HARRIS/OAKMARK)        -2.33              N/A             3.65
         (1/1/2001)
o        Ameritas Small Capitalization           -9.05           -26.79            -2.20
         (EAGLE) (5/1/92)
o        Ameritas Small Company Equity            3.57              N/A            12.62
         (BABSON) (1/1/2001)
CALVERT PORTFOLIOS
o        CVS Income (5/1/2002)                   -2.46              N/A             6.25
o        CVS Social Balanced (5/1/2000)          -3.23              N/A            -6.91
o        CVS Social Equity (5/1/2002)            -0.99              N/A             1.45
o        CVS Social International Equity          6.29              N/A           -10.85
         (5/1/2000)
o        CVS Social Mid Cap Growth (5/1/2000)    -2.18              N/A            -8.84
o        CVS Social Small Cap Growth (5/1/2000)  -1.07              N/A            -0.31
DREYFUS
o        MidCap Stock - SERVICE SHARES            2.63              N/A            11.35
         (11/1/2002)
FIDELITY (INITIAL CLASS)
o        VIP Asset Manager (12/1/89)             -5.98            -5.94             4.00
o        VIP Asset Manager: Growth (8/1/95)      -5.47            -9.86             2.99
o        VIP Contrafund(R) (8/1/95)               3.86            -4.66             7.94
o        VIP Equity-Income (10/23/87)            -0.02            -1.65             7.89
o        VIP Growth (10/23/87)                   -8.03           -16.07             6.33
o        VIP High Income (10/23/87)              -1.92            -7.40             0.37
o        VIP Investment Grade Bond (6/1/91)      -6.97             2.36             3.48
o        VIP Overseas (10/23/87)                  2.05           -11.84             1.87
MFS
o        New Discovery (11/1/99)                 -4.94            -9.54            -1.54
o        Strategic Income (8/1/95)               -3.75             1.56            -0.20
o        Utilities (8/1/95)                      18.33            -4.50             9.18
SALOMON BROTHERS
o        Variable All Cap (1/1/2001)             -3.18              N/A            -3.34
SUMMIT PINNACLE SERIES
o        Nasdaq-100 Index (1/1/2001)             -1.43              N/A           -18.71
o        Russell 2000 Small Cap Index (1/1/2001)  6.04              N/A             2.31
o        S&P MidCap 400 Index (1/1/2001)          4.13              N/A             0.68

OVERTURE ANNUITY III-PLUS         SAI: 3     STATEMENT OF ADDITIONAL INFORMATION

----------------------------------------------------------------------------------------------
o  Subaccount (inception date)
   (inception date of underlying
   series fund portfolio where                                                  Ten Year or,
   Subaccount has less than                                                      if less,
   10 year's experience)                          One Year      Five Year      Since Inception
----------------------------------------------------------------------------------------------
                                                  Surrender     Surrender       Surrender
                                                   Policy        Policy          Policy
----------------------------------------------------------------------------------------------
THIRD AVENUE
o        Third Avenue Value (1/1/2001)            8.20              N/A             9.35
VAN KAMPEN
o        Emerging Markets Equity - Class I       11.37            -8.26            -2.69
         (5/1/97)
o        Global Value Equity - Class I            1.95            -1.31             2.59
         (5/1/97)
o        International Magnum - Class I           5.74           -10.32            -3.46
         (5/1/97)
o        U.S. Real Estate - Class I              24.42            17.32            11.11
         (5/1/97)
----------------------------------------------------------------------------------------------

The non-standardized average annual total returns that each Subaccount (except any Money Market Subaccount) would have achieved if it had been invested in the corresponding series fund portfolio for the periods indicated, calculated in a manner similar to standardized average annual total return (more recent returns may be more or less than the stated returns due to market volatility) are:

NON-STANDARDIZED "ADJUSTED HISTORICAL" AVERAGE ANNUAL TOTAL RETURN
FOR PERIOD ENDING ON 12/31/2004
(REFLECTS BASE POLICY CHARGES THAT ARE APPLICABLE TO THE SEPARATE ACCOUNT ONLY; E.G., NO POLICY FEE, AND NO WITHDRAWAL CHARGES. ALSO REFLECTS EXPERIENCE OF THE SUBACCOUNT UNDERLYING PORTFOLIO FOR PERIODS BEYOND THE SUBACCOUNT'S OWN INCEPTION DATE.)
Computed on the same basis as standardized total return except no policy fee is reflected, and no withdrawal charges are reflected since the policy is intended for long-term investment. Reflects these expenses deducted daily from policy separate account assets to equal the annual % shown: mortality and expense risk charge of 1.25%, And administrative expense charge of 0.15%.

------------------------------------------------------------------------------------------------
  o  Subaccount                                One Year         Five Year        Ten Year or,
     (inception date)                                                              if less,
                                                                                Since Inception
------------------------------------------------------------------------------------------------
                                            Continue Policy   Continue Policy   Continue Policy
------------------------------------------------------------------------------------------------
AIM FUNDS
o        AIM V.I. Dynamics - Series I            11.72            -8.00             3.18
         (8/27/97) ALGER - Class O
o        Alger American Balanced (9/5/89)          3.1            -0.59            10.06
o        Alger American Leveraged AllCap          6.66           -10.70            13.48
         (1/25/95)
AMERICAN CENTURY
o        VP Income & Growth (10/30/97)           11.38            -2.23             4.53
AMERITAS PORTFOLIOS (SUBADVISOR)
o        Ameritas Core Strategies                 6.56           -14.72           -10.15
         (THORNBURG) (11/1/99)
o        Ameritas Growth (FRED ALGER) (1/9/89)     4.1            -7.90             9.11
o        Ameritas Income & Growth (FRED           6.34            -4.97            11.79
         ALGER) (11/15/88)
o        Ameritas Index 500 (STATE STREET)        8.94            -4.04             8.36
         (8/1/95)
o        Ameritas MidCap Growth (FRED            11.79             2.62            12.97
         ALGER) (5/3/93)
o        Ameritas Select (HARRIS/OAKMARK)         7.64              N/A             5.93
         (1/1/2001)
o        Ameritas Small Capitalization            0.91           -14.75             1.83
         (EAGLE) (9/21/88)
o        Ameritas Small Company Equity           13.54              N/A            14.14
         (BABSON) (1/1/2001)
CALVERT PORTFOLIOS
o        CVS Income (4/30/2002)                   4.18              N/A             7.82
o        CVS Social Balanced (9/2/86)             6.73            -0.84             7.41
o        CVS Social Equity (4/30/2002)            5.65              N/A             3.23
o        CVS Social International Equity         16.26            -5.10             5.09
         (6/30/92)
o        CVS Social Mid Cap Growth (7/16/91)      7.79            -1.06             8.54
o        CVS Social Small Cap Growth (3/15/95)    8.89             6.17             6.67
DREYFUS
o        MidCap Stock - SERVICE SHARES            12.6             5.48             5.65
         (11/1/2002)
FIDELITY (INITIAL CLASS)
o        VIP Asset Manager (9/6/89)               3.99            -0.48             6.51
o        VIP Asset Manager: Growth (1/3/95)       4.49            -3.55             6.97
o        VIP Contrafund(R) (1/3/95)              13.83             0.54            12.68
o        VIP Equity-Income (10/9/86)              9.95             3.00             9.75
o        VIP Growth (10/9/86)                     1.93            -8.08             8.43
o        VIP High Income (9/19/85)                8.04            -1.64             3.69
o        VIP Investment Grade Bond (12/5/88)      2.99             6.40             6.10
o        VIP Overseas (1/28/87)                  12.02            -5.03             4.83
MFS
o        New Discovery (5/1/98)                   5.02            -3.30             6.84
o        Strategic Income (6/14/94)               6.21             5.71             4.30
o        Utilities (1/3/95)                       28.3             0.67            11.78

OVERTURE ANNUITY III-PLUS         SAI: 4     STATEMENT OF ADDITIONAL INFORMATION

------------------------------------------------------------------------------------------------
  o  Subaccount                                One Year         Five Year        Ten Year or,
     (inception date)                                                              if less,
                                                                                Since Inception
------------------------------------------------------------------------------------------------
                                            Continue Policy   Continue Policy    Continue Policy
------------------------------------------------------------------------------------------------
SALOMON BROTHERS
o        Variable All Cap (2/1/98)                6.78             4.50             8.30
SUMMIT PINNACLE SERIES
o        Nasdaq-100 Index (4/26/2000)             8.53              N/A           -17.87
o        Russell 2000 Small Cap Index
         (4/26/2000)                             16.01              N/A             4.66

o        S & P Mid Cap 400 Index (5/3/99)         14.1             7.23             8.34
THIRD AVENUE
o        Third Avenue Value (9/21/99)            18.17            17.87            18.73
VAN KAMPEN
o        Emerging Markets Equity - Class I       21.33            -2.31             3.17
         (10/1/96)
o        Global Value Equity - Class I           11.92             3.29             5.98
         (1/2/97)
o        International Magnum - Class I          15.71            -3.89             1.78
         (1/2/97)
o        U.S. Real Estate - Class I (3/3/97)     34.39            19.74            12.47
----------------------------------------------------------------------------------------------


YIELDS
We may advertise the current annualized yield for a 30-day period for a Subaccount. The annualized yield of a Subaccount refers to the income generated by the Subaccount over a specified 30-day period. Because this yield is annualized, the yield generated by a Subaccount during the 30-day period is assumed to be generated each 30-day period. THE YIELD IS COMPUTED BY DIVIDING THE NET INVESTMENT INCOME PER ACCUMULATION UNIT EARNED DURING THE PERIOD BY THE PRICE PER UNIT ON THE LAST DAY OF THE PERIOD, ACCORDING TO THE FOLLOWING
FORMULA:
                                   YIELD = 2[(a - b +1)6 - 1]
                                              -----
                                               cd
WHERE A=NET INVESTMENT INCOME EARNED DURING THE PERIOD BY THE PORTFOLIO COMPANY ATTRIBUTABLE TO SHARES OWNED BY THE SUBACCOUNT, B=EXPENSES ACCRUED FOR THE PERIOD (NET OF REIMBURSEMENTS), C=THE AVERAGE DAILY NUMBER OF ACCUMULATION UNITS OUTSTANDING DURING THE PERIOD, AND D=THE MAXIMUM OFFERING PRICE PER ACCUMULATION UNIT ON THE LAST DAY OF THE PERIOD. THE YIELD REFLECTS THE BASE POLICY MORTALITY AND EXPENSE RISK FEE AND ADMINISTRATIVE EXPENSE CHARGE. NET INVESTMENT INCOME WILL BE DETERMINED ACCORDING TO RULES ESTABLISHED BY THE SEC. THE YIELD ASSUMES AN AVERAGE POLICY SIZE OF $30,000, SO NO POLICY FEE IS CURRENTLY APPLICABLE, AND ALSO ASSUMES THE POLICY WILL CONTINUE (SINCE THE POLICY IS INTENDED FOR LONG TERM INVESTMENT) SO DOES NOT REFLECT ANY WITHDRAWAL CHARGE.

Because of the charges and deductions imposed by the Separate Account, the yield for a Subaccount will be lower than the yield for the corresponding series fund portfolio. The yield on amounts held in the Subaccount normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. A Subaccount's actual yield will be affected by the types and quality of portfolio securities held by the series fund and the series fund's operating expenses.

Any current yield quotations of the Ameritas Money Market Subaccount, subject to Rule 482 of the Securities Act of 1933, will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. We may advertise yield for the Subaccount based on different time periods, but we will accompany it with a yield quotation based on a seven day calendar period. The Ameritas Money Market Subaccount's yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing Policy having a balance of one Accumulation Unit at the beginning of the base period, subtracting a hypothetical charge reflecting those Policy deductions stated above, and dividing the net change in Policy value by the value of the Policy at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7). The Ameritas Money Market Subaccount's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Subaccount.

                                AS OF 12/31/2004
         Reflecting Current Charges               Yield        Effective Yield
         --------------------------               -----        ---------------
         Ameritas Money Market Subaccount         0.53%%            0.53%

The Ameritas Money Market Subaccount's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the series fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the series fund's expenses. Although we determine the Subaccount's yield on the basis of a seven calendar day period, we may use a different time period on occasion. The yield quotes may reflect the expense limitations described in the series fund's prospectus or Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that neither a Policy owner's investment in the Ameritas Money Market Subaccount nor that Subaccount's investment

OVERTURE ANNUITY III-PLUS         SAI: 6     STATEMENT OF ADDITIONAL INFORMATION
in the Ameritas Money Market series fund portfolio is guaranteed or insured. Yields of other money market funds may not be comparable if a different base or another method of calculation is used.


                                OTHER INFORMATION

A registration statement has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Policy described in this Statement of Additional Information. Not all information set forth in the registration statement is addressed in the Policy prospectus or this Statement. Information in the prospectus and this Statement are intended to be summaries. For a complete description of the terms of the registration, refer to the documents we file with the SEC. They may be accessed on the SEC's Web site at WWW.SEC.GOV, SELECT "FILINGS" and type in "Ameritas Variable" or you may review and copy it (for a fee) at the SEC's Public Reference Room in Washington D.C. (Call the SEC at 1-800-SEC-0330 for details and public hours.)


              MORNINGSTAR ASSET ALLOCATOR ASSET ALLOCATION PROGRAM
                                 OFFERED THROUGH
                        AMERITAS INVESTMENT CORP. ("AIC")

THE SERVICE
Ameritas Investment Corp. ("AIC"), an affiliate of ours, has developed several asset allocation models, each based on different profiles of an investor's willingness to accept investment risk, and marketed exclusively through our Policies as the "Morningstar Asset Allocator" program. AIC periodically (typically annually) evaluates and updates the models. In developing and periodically updating the models, AIC currently relies on the recommendations of Morningstar Associates, LLC. AIC may change the firm it uses, or, may use no independent firm at all.

If you choose to subscribe to the Morningstar Asset Allocator program, AIC will serve as your investment adviser for the service solely for purposes of development of the program models and periodic updates of the models.

If you choose to subscribe to the Morningstar Asset Allocator program, AIC instructs us to allocate your initial premium (in the case of a new application) or accumulated value, as applicable, to the investment options according to the model you select, to similarly allocate subsequent premium, and to periodically automatically reallocate your accumulated value or premium payments. Your Policy value will be rebalanced quarterly consistent with your selected model.

THE MORNINGSTAR ASSET ALLOCATOR MODELS
Development of the Morningstar Asset Allocator models is a two-step process. First, an optimization analysis is performed to determine the breakdown of asset classes. Next, after the asset class exposures are known, a determination is made of how available investment options can be used to implement the asset class level allocations. The investment options are selected by evaluating the asset classes represented by the underlying portfolios and combining investment options to arrive at the desired asset class exposure. Investment options are selected in a way intended to optimize potential returns for each model, given a particular level of risk tolerance. This process could, in some cases, result in the inclusion of an investment option in a model based on its specific asset class exposure or other specific optimization factors, even where another investment option may have better historical performance.

PERIODIC UPDATES OF THE MODELS AND NOTICES OF UPDATES
Each model is evaluated periodically (generally, annually) to assess whether the combination of investment options within each model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the model. As a result, each model may change, and the investment options used within a model may change.

When your selected model is updated, AIC instructs us to automatically reallocate your accumulated value and any subsequent premium payments in accordance with any changes to the model you have selected. This means the allocation of your accumulated value, and potentially the investment options in which you are invested, will automatically change and your accumulated value and any subsequent premium payments will be automatically reallocated among the investment options in your updated model (independently of the automatic quarterly rebalancing). AIC requires that you give it discretionary investment authority to periodically instruct us to reallocate your accumulated value and any subsequent premium payments in accordance with the updated version of the model you have selected, if you wish to participate in the Morningstar Asset Allocation program.

When AIC update the models, we will send you written notice of the updated models at least 30 days in advance of the date the updated models are to be effective. If you wish to accept the changes in your selected model, you will not need to take any action, as your Policy value and any subsequent premium will be automatically reallocated pursuant to the updated model. If you do not wish to accept the changes to your selected model, you can change to a different model or withdraw from the Morningstar Asset Allocator program.

RISKS
Although asset allocation models are designed to optimize returns given the various levels of risk, there is no assurance that a model portfolio will not lose money or that investment results will not experience volatility. Investment performance of your accumulated value could be better or worse by participating in a Morningstar Asset Allocator model than if you had not participated. A model may perform better or worse than any single investment option or asset class or other combinations of investment options or asset classes. Model performance is dependent upon the performance of the component investment options (and their underlying portfolios). The timing of your investment and the automatic quarterly rebalancing may affect performance. Your accumulated value will fluctuate, and when redeemed, may be worth more or less than the original cost.

Periodic updating of the models can cause the underlying portfolios to incur transaction expenses to raise cash for money flowing out of the portfolios or to buy securities with money flowing into the portfolios. These expenses can adversely affect performance of the pertinent portfolios and the models.

AIC, an affiliate of ours, may be subject to competing interests that have the potential to influence its decision making with regard to the models. In addition to its limited role as investment advisor under the Morningstar Asset Allocator program, AIC is also compensated by us as principal underwriter for the Policies. AIC is also an adviser to the Ameritas Portfolios available as an investment options within the Policies, for which it receives an advisory fee. We and AIC may also receive revenue sharing from other portfolios that are available as investment options. AIC may have an incentive to use certain portfolios in the models that provide higher revenue sharing or advisory fees. AIC may believe that certain portfolios may benefit from additional assets or could be harmed by redemptions. In advising those portfolios, AIC may, from time to time, recommend to the portfolio's board of trustees a change in portfolio management firm or strategy or the closure or merger of a portfolio, all of which could impact a model. All our model investment options and their underlying portfolios are analyzed by Morningstar Associates, LLC, an independent analytical firm. Neither AIC nor we dictate to Morningstar the number of portfolios in a model, the percent that any portfolio represents in a model, or which portfolios may be selected (other than to require exclusion of any portfolio that is expected to be liquidated, merged into another portfolio, or otherwise closed). AIC and we believe reliance on recommendations of Morningstar to develop and update the models reduces or eliminates the potential for AIC and us to be influenced by these competing interests, but there can be no assurance of this.

AIC and we are under no obligation to continue the Morningstar Asset Allocator program, or any asset allocation program, and have the right to terminate or change such services at any time.


                           SERVICE MARKS AND COPYRIGHT

"Ameritas," and the bison symbol are registered service marks of Ameritas Life Insurance Corp., which licenses their use to Ameritas Variable Life Insurance Company. "OVERTURE ANNUITY III-Plus" are registered service marks of Ameritas Variable Life Insurance Company. The Policies and Policy prospectus are copyrighted by Ameritas Variable Life Insurance Company.

OVERTURE ANNUITY III-PLUS         SAI: 7     STATEMENT OF ADDITIONAL INFORMATION

                               LICENSING AGREEMENT

The Policy is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the Policy or any member of the public regarding the advisability of investing in securities generally or in the Policy particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Licensee ("Ameritas") is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Licensee or the Product. S&P has no obligation to take the needs of the Licensee or the owners of the Policy into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Policy or the timing of the issuance or sale of the Product or in the determination or calculation of the equation by which the Policy is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Policy.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE POLICY, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.


                              FINANCIAL STATEMENTS

Our financial statements follow this page of this Statement. They bear only on our ability to meet our obligations under the Policy, and should not be considered as bearing on the investment performance of the assets held in the Separate Account.

OVERTURE ANNUITY III-PLUS         SAI: 8     STATEMENT OF ADDITIONAL INFORMATION

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors
Ameritas Variable Life Insurance Company
Lincoln, Nebraska

We have audited the accompanying statements of net assets of each of the subaccounts listed in Note 1 which comprise Ameritas Variable Life Insurance Company Separate Account VA-2 as of December 31, 2004, and the related statements of operations and changes in net assets for each of the periods in the two years then ended. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of each of the subaccounts' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned at December 31, 2004, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the subaccounts constituting Ameritas Variable Life Insurance Company Separate Account VA-2 as of December 31, 2004, and the results of their operations and changes in their net assets for each of the periods in the two years then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Lincoln, Nebraska
February 22, 2005

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VA-2
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2004

ASSETS
INVESTMENTS AT FAIR VALUE:
    Variable Insurance Products (Fidelity):
       VIP Equity-Income Portfolio: Initial Class (Equity-Income IC) -
         3,061,584.345 shares at $25.37 per share (cost $62,775,196)                $       77,672,395
       VIP Equity-Income Portfolio: Service Class (Equity-Income SC) -
         592,491.476 shares at $25.28 per share (cost $13,395,573)                          14,978,185
       VIP Equity-Income Portfolio: Service Class 2 (Equity-Income SC2) -
         860,325.553 shares at $25.09 per share (cost $18,305,421)                          21,585,568
       VIP Growth Portfolio: Initial Class (Growth IC) -
         1,758,921.259 shares at $32.01 per share (cost $52,322,901)                        56,303,070
       VIP Growth Portfolio: Service Class (Growth SC) -
         437,054.873 shares at $31.88 per share (cost $18,012,034)                          13,933,309
       VIP Growth Portfolio: Service Class 2 (Growth SC2) -
         409,697.578 shares at $31.64 per share (cost $11,936,700)                          12,962,831
       VIP High Income Portfolio: Initial Class (High Income IC) -
         2,967,910.554 shares at $7.00 per share (cost $19,233,260)                         20,775,374
       VIP High Income Portfolio: Service Class (High Income SC) -
         878,280.516 shares at $6.97 per share (cost $5,840,996)                             6,121,615
       VIP High Income Portfolio: Service Class 2 (High Income SC2) -
         1,654,514.926 shares at $6.91 per share (cost $10,541,807)                         11,432,698
       VIP Overseas Portfolio: Initial Class (Overseas IC) -
         1,191,081.224 shares at $17.52 per share (cost $16,084,839)                        20,867,743
       VIP Overseas Portfolio: Service Class (Overseas SC) -
         349,075.354 shares at $17.44 per share (cost $6,210,495)                            6,087,874
       VIP Overseas Portfolio: Service Class 2 (Overseas SC2) -
         425,128.527 shares at $17.39 per share (cost $6,295,389)                            7,392,985
       VIP Asset Manager Portfolio: Initial Class (Asset Mgr. IC) -
         3,149,984.999 shares at $14.85 per share (cost $49,940,487)                        46,777,277
       VIP Asset Manager Portfolio: Service Class (Asset Mgr. SC) -
         639,326.568 shares at $14.75 per share (cost $10,087,600)                           9,430,067
       VIP Asset Manager Portfolio: Service Class 2 (Asset Mgr. SC2) -
         296,827.169 shares at $14.64 per share (cost $4,046,341)                            4,345,550
       VIP Investment Grade Bond Portfolio: Initial Class (Inv. Bond IC) -
         4,005,316.924 shares at $13.25 per share (cost $50,724,206)                        53,070,449
       VIP Investment Grade Bond Portfolio: Service Class 2 (Inv. Bond SC2) -
         1,618,296.566 shares at $13.08 per share (cost $20,969,817)                        21,167,319
       VIP Contrafund Portfolio: Initial Class (Contrafund IC) -
         2,206,699.176 shares at $26.62 per share (cost $43,954,973)                        58,742,332
       VIP Contrafund Portfolio: Service Class (Contrafund SC) -
         733,281.837 shares at $26.53 per share (cost $17,305,499)                          19,453,967



                                      FS-2

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VA-2
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2004

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

    Variable Insurance Products (Fidelity), continued:
       VIP Contrafund Portfolio: Service Class 2 (Contrafund SC2) -
         780,783.349 shares at $26.35 per share (cost $16,895,750)                  $       20,573,641
       VIP Asset Manager: Growth Portfolio: Initial Class (Asset Mgr. Gr. IC) -
         521,737.616 shares at $12.78 per share (cost $6,782,151)                            6,667,807
       VIP Asset Manager: Growth Portfolio: Service Class (Asset Mgr. Gr. SC) -
         122,307.752 shares at $12.69 per share (cost $1,776,050)                            1,552,085
       VIP Asset Manager: Growth Portfolio: Service Class 2 (Asset Mgr. Gr. SC2) -
         72,553.756 shares at $12.61 per share (cost $836,523)                                 914,903
    The Alger American Fund (Alger):
       Alger American Balanced Portfolio - Class O (Balanced) -
         2,568,622.535 shares at $13.55 per share (cost $33,571,137)                        34,804,835
       Alger American Leveraged AllCap Portfolio - Class O (Leveraged) -
         873,757.199 shares at $30.39 per share (cost $30,054,538)                          26,553,481
    MFS Variable Insurance Trust (MFS):
       Strategic Income Portfolio (Strategic Inc.) -
         1,035,865.838 shares at $11.25 per share (cost $10,932,248)                        11,653,491
       Utilities Portfolio (Utilities) -
         2,163,306.956 shares at $20.45 per share (cost $39,503,412)                        44,239,627
       New Discovery Portfolio (New Discovery) -
         918,510.631 shares at $14.87 per share (cost $11,382,546)                          13,658,253
    The Universal Institutional Funds, Inc. (Morgan Stanley):
       Emerging Markets Equity Portfolio - Class I (Emerging Markets) -
         881,006.007 shares at $11.05 per share (cost $7,370,141)                            9,735,116
       Global Value Equity Portfolio - Class I (Global Value) -
         1,446,191.451 shares at $14.30 per share (cost $17,143,536)                        20,680,538
       International Magnum Portfolio - Class I (Intl. Magnum) -
         513,904.264 shares at $11.29 per share (cost $4,483,512)                            5,801,979
       U.S. Real Estate Portfolio - Class I (U.S. Real Estate) -
         1,439,262.244 shares at $20.48 per share (cost $20,570,905)                        29,476,091
    Calvert Variable Series, Inc. Ameritas Portfolios (Ameritas):
       Ameritas Core Strategies Portfolio (Core Strat.) -
         3,026,341.675 shares at $16.55 per share (cost $44,920,708)                        50,085,955
       Ameritas Growth Portfolio (Growth) -
         1,303,001.714 shares at $45.72 per share (cost $68,679,165)                        59,573,238
       Ameritas Income & Growth Portfolio (Income and Growth) -
         2,774,467.188 shares at $12.61 per share (cost $40,789,740)                        34,986,031


                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VA-2
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2004

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

    Calvert Variable Series, Inc. Ameritas Portfolios (Ameritas), continued:
       Ameritas Index 500 Portfolio (Index 500) -
         666,351.129 shares at $130.81 per share (cost $88,379,023)                              $       87,165,391
       Ameritas MidCap Growth Portfolio (MidCap) -
         1,485,646.721 shares at $35.71 per share (cost $39,581,554)                                     53,052,444
       Ameritas Money Market Portfolio (Money Market) -
         55,058,871.540 shares at $1.00 per share (cost $55,058,872)             $    55,058,872
           Dividends Receivable                                                            8,753
                                                                                ----------------
             Total                                                                                       55,067,625
       Ameritas Small Capitalization Portfolio (Small Cap) -
         881,118.171 shares at $27.06 per share (cost $20,335,113)                                       23,843,058
       Ameritas Small Company Equity Portfolio (Small Co. Equity) -
         880,014.393 shares at $25.23 per share (cost $18,254,716)                                       22,202,763
       Ameritas Select Portfolio (Select) -
         1,358,646.671 shares at $21.52 per share (cost $23,793,473)                                     29,238,076
    Calvert Variable Series, Inc. Calvert Portfolios (Calvert):
       CVS Social Balanced Portfolio (Balanced) -
         4,219,247.519 shares at $1.872 per share (cost $7,320,015)                                       7,898,431
       CVS Social International Equity Portfolio (Intl. Equity) -
         510,152.502 shares at $16.49 per share (cost $6,632,102)                                         8,412,415
       CVS Social Mid Cap Growth Portfolio (Mid Cap) -
         227,973.340 shares at $26.36 per share (cost $5,494,774)                                         6,009,377
       CVS Social Small Cap Growth Portfolio (Small Cap) -
         515,320.912 shares at $16.80 per share (cost $7,540,982)                                         8,657,391
       CVS Social Equity Portfolio (Equity) -
         296,212.854 shares at $16.94 per share (cost $4,395,221)                                         5,017,846
       CVS Income Portfolio (Income) -
         1,426,853.300 shares at $15.93 per share (cost $23,198,206)                                     22,729,773
    American Century Variable Portfolios, Inc. (American Century):
       VP Income & Growth Portfolio (Income & Growth) -
         3,783,637.089 shares at $7.32 per share (cost $22,899,341)                                      27,696,223
    AIM Variable Insurance Funds (Invesco):
       AIM V.I. Dynamics Portfolio - Series I (Dynamics) -
         495,518.788 shares at $13.34 per share (cost $5,942,442)                                         6,610,221
    Salomon Brothers Variable Series Funds Inc. (Salomon):
       Variable All Cap Portfolio (All Cap) -
         919,772.759 shares at $16.83 per share (cost $13,448,771)                                       15,479,776



                                      FS-4

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VA-2
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2004

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

    Summit Mutual Funds Inc. Summit Pinnacle Series (Summit):
       S&P MidCap 400 Index Portfolio (S&P MidCap) -
         195,139.045 shares at $60.76 per share (cost $9,547,999)                                $       11,856,648
       Russell 2000 Small Cap Index Portfolio (Russell Small Cap) -
         188,357.640 shares at $63.92 per share (cost $9,391,581)                                        12,039,820
       Nasdaq-100 Index Portfolio (Nasdaq-100 Index) -
         373,354.189 shares at $22.81 per share (cost $6,819,258)                                         8,516,209
    Third Avenue Variable Series Trust (Third Avenue):
       Third Avenue Value Portfolio (Value) -
         2,587,737.805 shares at $24.73 per share (cost $47,802,143)                                     63,994,756
    Dreyfus Investment Portfolios (Dreyfus):
       MidCap Stock Portfolio - Service Shares (MidCap) -
         263,507.670 shares at $17.57 per share (cost $4,008,649)                                         4,629,830
                                                                                                --------------------

    NET ASSETS REPRESENTING EQUITY OF POLICYOWNERS                                               $    1,334,175,752
                                                                                                ====================

The accompanying notes are an integral part of these financial statements.

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VA-2
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Fidelity
                                                                             ---------------------------------------

                                                                                        Equity-Income IC
                                                                             ---------------------------------------
                                                                                   2004                 2003
                                                                             ------------------  -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                            $      1,303,505    $      1,451,710
   Mortality and expense risk charge                                                (1,050,697)         (1,022,422)
                                                                             ------------------  -------------------
Net investment income(loss)                                                            252,808             429,288
                                                                             ------------------  -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                     311,393                ----
   Net realized gain(loss) on sale of fund shares                                    2,270,033          (4,536,748)
                                                                             ------------------  -------------------
Net realized gain(loss)                                                              2,581,426          (4,536,748)
                                                                             ------------------  -------------------

Change in unrealized appreciation/depreciation                                       4,520,259          23,915,643
                                                                             ------------------  -------------------

Net increase(decrease) in net assets resulting
    from operations                                                           $      7,354,493    $     19,808,183
                                                                             ==================  ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                $        252,808    $        429,288
   Net realized gain(loss)                                                           2,581,426          (4,536,748)
   Net change in unrealized appreciation/depreciation                                4,520,259          23,915,643
                                                                             ------------------  -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                   7,354,493          19,808,183
                                                                             ------------------  -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                 968,170             872,987
   Subaccounts transfers (including fixed account), net                               (725,605)         (3,516,831)
   Transfers for policyowner benefits and terminations                             (15,118,722)        (12,212,058)
   Policyowner maintenance charges                                                    (178,645)           (180,004)
                                                                             ------------------  -------------------
Net increase(decrease) from policyowner transactions                               (15,054,802)        (15,035,906)
                                                                             ------------------  -------------------

Total increase(decrease) in net assets                                              (7,700,309)          4,772,277
Net assets at beginning of period                                                   85,372,704          80,600,427
                                                                             ------------------  -------------------
Net assets at end of period                                                   $     77,672,395    $     85,372,704
                                                                             ==================  ===================




The accompanying notes are an integral part of these financial statements.

                                                      Fidelity
--------------------------------------------------------------------------------------------------------------------

           Equity-Income SC                       Equity-Income SC2                         Growth IC
--------------------------------------- -------------------------------------- -------------------------------------
       2004                2003               2004                2003               2004                2003
-------------------  ------------------ ------------------  ------------------ ------------------  -----------------
 $        204,254     $        195,633   $        208,926    $        108,402   $        165,641    $        165,182
         (131,696)            (109,387)          (136,926)            (71,285)          (781,728)           (776,978)
-------------------  ------------------ ------------------  ------------------ ------------------  -----------------
           72,558               86,246             72,000              37,117           (616,087)           (611,796)
-------------------  ------------------ ------------------  ------------------ ------------------  -----------------


           51,664                 ----             54,447                ----               ----                ----
           60,916             (540,981)           111,810             (42,571)           376,420         (11,235,410)
-------------------  ------------------ ------------------  ------------------ ------------------  -----------------
          112,580             (540,981)           166,257             (42,571)           376,420         (11,235,410)
-------------------  ------------------ ------------------  ------------------ ------------------  -----------------

        1,205,281            3,478,628          1,645,433           2,614,535          1,173,955          27,838,678
-------------------  ------------------ ------------------  ------------------ ------------------  -----------------


 $      1,390,419     $      3,023,893   $      1,883,690    $      2,609,081   $        934,288    $     15,991,472
===================  ================== ==================  ================== ==================  =================




 $         72,558     $         86,246   $         72,000    $         37,117   $       (616,087)   $       (611,796)
          112,580             (540,981)           166,257             (42,571)           376,420         (11,235,410)
        1,205,281            3,478,628          1,645,433           2,614,535          1,173,955          27,838,678
-------------------  ------------------ ------------------  ------------------ ------------------  -----------------

        1,390,419            3,023,893          1,883,690           2,609,081            934,288          15,991,472
-------------------  ------------------ ------------------  ------------------ ------------------  -----------------


          159,736               94,111          1,989,599           1,029,966          1,222,644             972,725
          747,549              594,970          4,488,682           5,085,662         (1,422,785)             (3,638)
       (1,255,216)            (896,433)          (949,533)           (370,215)        (9,247,429)         (8,453,155)
           (3,239)              (2,159)           (28,082)            (10,499)          (165,354)           (171,325)
-------------------  ------------------ ------------------  ------------------ ------------------  -----------------
         (351,170)            (209,511)         5,500,666           5,734,914         (9,612,924)         (7,655,393)
-------------------  ------------------ ------------------  ------------------ ------------------  -----------------

        1,039,249            2,814,382          7,384,356           8,343,995         (8,678,636)          8,336,079
       13,938,936           11,124,554         14,201,212           5,857,217         64,981,706          56,645,627
-------------------  ------------------ ------------------  ------------------ ------------------  -----------------
 $     14,978,185     $     13,938,936   $     21,585,568    $     14,201,212   $     56,303,070    $     64,981,706
===================  ================== ==================  ================== ==================  =================

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VA-2
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Fidelity
                                                                             ---------------------------------------

                                                                                           Growth SC

                                                                             ---------------------------------------
                                                                                   2004                 2003
                                                                             ------------------  -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                            $         24,685    $         27,093
   Mortality and expense risk charge                                                  (135,245)           (130,070)
                                                                             ------------------  -------------------
Net investment income(loss)                                                           (110,560)           (102,977)
                                                                             ------------------  -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                        ----                ----
   Net realized gain(loss) on sale of fund shares                                   (1,069,700)         (1,975,280)
                                                                             ------------------  -------------------
Net realized gain(loss)                                                             (1,069,700)         (1,975,280)
                                                                             ------------------  -------------------

Change in unrealized appreciation/depreciation                                       1,472,927           5,818,817
                                                                             ------------------  -------------------
Net increase(decrease) in net assets resulting
   from operations                                                            $        292,667    $      3,740,560
                                                                             ==================  ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                $       (110,560)   $       (102,977)
   Net realized gain(loss)                                                          (1,069,700)         (1,975,280)
   Net change in unrealized appreciation/depreciation                                1,472,927           5,818,817
                                                                             ------------------  -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                     292,667           3,740,560
                                                                             ------------------  -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                 106,496             107,452
   Subaccounts transfers (including fixed account), net                             (1,123,118)             95,086
   Transfers for policyowner benefits and terminations                                (960,709)         (1,280,278)
   Policyowner maintenance charges                                                      (4,234)             (2,839)
                                                                             ------------------  -------------------
Net increase(decrease) from policyowner transactions                                (1,981,565)         (1,080,579)
                                                                             ------------------  -------------------

Total increase(decrease) in net assets                                              (1,688,898)          2,659,981
Net assets at beginning of period                                                   15,622,207          12,962,226
                                                                             ------------------  -------------------
Net assets at end of period                                                   $     13,933,309    $     15,622,207
                                                                             ==================  ===================


The accompanying notes are an integral part of these financial statements.


                                                       Fidelity
--------------------------------------------------------------------------------------------------------------------

              Growth SC2                            High Income IC                        High Income SC
---------------------------------------  ------------------------------------- -------------------------------------
       2004                2003                2004               2003               2004                2003
-------------------  ------------------  -----------------  ------------------ ------------------  -----------------
 $         12,176     $          5,445    $      2,304,554   $      1,564,775   $        496,958    $        327,189
          (86,392)             (45,719)           (302,282)          (453,335)           (55,948)            (51,675)
-------------------  ------------------  -----------------  ------------------ ------------------  -----------------
          (74,216)             (40,274)          2,002,272          1,111,440            441,010             275,514
-------------------  ------------------  -----------------  ------------------ ------------------  -----------------


             ----                 ----                ----               ----               ----                ----
           41,219              (48,051)            675,090          6,163,647            (22,073)           (212,742)
-------------------  ------------------  -----------------  ------------------ ------------------  -----------------
           41,219              (48,051)            675,090          6,163,647            (22,073)           (212,742)
-------------------  ------------------  -----------------  ------------------ ------------------  -----------------

          352,488            1,725,415          (1,104,269)         1,232,018             38,163           1,148,176
-------------------  ------------------  -----------------  ------------------ ------------------  -----------------


 $        319,491     $      1,637,090    $      1,573,093   $      8,507,105   $        457,100    $      1,210,948
===================  ==================  =================  ================== ==================  =================




 $        (74,216)    $        (40,274)   $      2,002,272   $      1,111,440   $        441,010    $        275,514
           41,219              (48,051)            675,090          6,163,647            (22,073)           (212,742)
          352,488            1,725,415          (1,104,269)         1,232,018             38,163           1,148,176
-------------------  ------------------  -----------------  ------------------ ------------------  -----------------

          319,491            1,637,090           1,573,093          8,507,105            457,100           1,210,948
-------------------  ------------------  -----------------  ------------------ ------------------  -----------------


        1,228,922              918,493             268,354            293,000              7,167              58,046
        3,148,116            2,571,723          (5,457,171)       (11,704,453)          (234,578)          1,419,746
         (568,214)            (218,280)         (5,090,507)        (4,624,271)          (427,789)           (432,749)
          (20,655)              (9,940)            (41,750)           (66,232)            (1,310)             (1,065)
-------------------  ------------------  -----------------  ------------------ ------------------  -----------------
        3,788,169            3,261,996         (10,321,074)       (16,101,956)          (656,510)          1,043,978
-------------------  ------------------  -----------------  ------------------ ------------------  -----------------

        4,107,660            4,899,086          (8,747,981)        (7,594,851)          (199,410)          2,254,926
        8,855,171            3,956,085          29,523,355         37,118,206          6,321,025           4,066,099
-------------------  ------------------  -----------------  ------------------ ------------------  -----------------
 $     12,962,831     $      8,855,171    $     20,775,374   $     29,523,355   $      6,121,615    $      6,321,025
===================  ==================  =================  ================== ==================  =================

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VA-2
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                           Fidelity
                                                                            ----------------------------------------

                                                                                        High Income SC2
                                                                            ----------------------------------------
                                                                                   2004                 2003
                                                                            -------------------  -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                           $        737,947     $        271,536
   Mortality and expense risk charge                                                  (76,619)             (44,495)
                                                                            -------------------  -------------------
Net investment income(loss)                                                           661,328              227,041
                                                                            -------------------  -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                       ----                 ----
   Net realized gain(loss) on sale of fund shares                                     100,705               82,141
                                                                            -------------------  -------------------
Net realized gain(loss)                                                               100,705               82,141
                                                                            -------------------  -------------------

Change in unrealized appreciation/depreciation                                          1,000              915,315
                                                                            -------------------  -------------------

Net increase(decrease) in net assets resulting
   from operations                                                           $        763,033     $      1,224,497
                                                                            ===================  ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                               $        661,328     $        227,041
   Net realized gain(loss)                                                            100,705               82,141
   Net change in unrealized appreciation/depreciation                                   1,000              915,315
                                                                            -------------------  -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                    763,033            1,224,497
                                                                            -------------------  -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                              1,053,063              872,827
   Subaccounts transfers (including fixed account), net                             1,556,817            3,602,347
   Transfers for policyowner benefits and terminations                               (555,500)            (215,920)
   Policyowner maintenance charges                                                    (16,420)              (3,712)
                                                                            -------------------  -------------------
Net increase(decrease) from policyowner transactions                                2,037,960            4,255,542
                                                                            -------------------  -------------------

Total increase(decrease) in net assets                                              2,800,993            5,480,039
Net assets at beginning of period                                                   8,631,705            3,151,666
                                                                            -------------------  -------------------
Net assets at end of period                                                  $     11,432,698     $      8,631,705
                                                                            ===================  ===================




The accompanying notes are an integral part of these financial statements.


                                                      Fidelity
--------------------------------------------------------------------------------------------------------------------

             Overseas IC                             Overseas SC                           Overseas SC2
--------------------------------------- -------------------------------------- -------------------------------------
       2004                2003               2004                2003               2004                2003
-------------------  ------------------ ------------------  ------------------ ------------------  -----------------
 $        242,909     $        150,011   $         53,802    $         27,901   $         37,289    $          5,573
         (267,857)            (227,142)           (49,958)            (34,864)           (41,746)            (14,383)
-------------------  ------------------ ------------------  ------------------ ------------------  -----------------
          (24,948)             (77,131)             3,844              (6,963)            (4,457)             (8,810)
-------------------  ------------------ ------------------  ------------------ ------------------  -----------------


             ----                 ----               ----                ----               ----                ----
          664,490             (680,308)          (212,708)           (663,519)           107,295              87,094
-------------------  ------------------ ------------------  ------------------ ------------------  -----------------
          664,490             (680,308)          (212,708)           (663,519)           107,295              87,094
-------------------  ------------------ ------------------  ------------------ ------------------  -----------------

        1,617,167            7,020,167            832,978           2,001,470            603,747             709,586
-------------------  ------------------ ------------------  ------------------ ------------------  -----------------


 $      2,256,709     $      6,262,728   $        624,114    $      1,330,988   $        706,585    $        787,870
===================  ================== ==================  ================== ==================  =================




 $        (24,948)    $        (77,131)  $          3,844    $         (6,963)  $         (4,457)   $         (8,810)
          664,490             (680,308)          (212,708)           (663,519)           107,295              87,094
        1,617,167            7,020,167            832,978           2,001,470            603,747             709,586
-------------------  ------------------ ------------------  ------------------ ------------------  -----------------

        2,256,709            6,262,728            624,114           1,330,988            706,585             787,870
-------------------  ------------------ ------------------  ------------------ ------------------  -----------------


          311,221              248,144             29,814              31,450            801,270             384,071
        1,171,875              189,633            819,320             201,203          2,757,829           1,204,635
       (3,723,737)          (2,716,377)          (260,943)           (181,597)          (141,915)            (66,897)
          (49,212)             (45,498)            (1,166)               (620)            (8,643)             (1,478)
-------------------  ------------------ ------------------  ------------------ ------------------  -----------------
       (2,289,853)          (2,324,098)           587,025              50,436          3,408,541           1,520,331
-------------------  ------------------ ------------------  ------------------ ------------------  -----------------

          (33,144)           3,938,630          1,211,139           1,381,424          4,115,126           2,308,201
       20,900,887           16,962,257          4,876,735           3,495,311          3,277,859             969,658
-------------------  ------------------ ------------------  ------------------ ------------------  -----------------
 $     20,867,743     $     20,900,887   $      6,087,874    $      4,876,735   $      7,392,985    $      3,277,859
===================  ================== ==================  ================== ==================  =================

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VA-2
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                           Fidelity
                                                                            ----------------------------------------

                                                                                         Asset Mgr. IC
                                                                            ----------------------------------------
                                                                                   2004                 2003
                                                                            -------------------  -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                           $      1,459,818     $      2,012,995
   Mortality and expense risk charge                                                 (648,529)            (686,381)
                                                                            -------------------  -------------------
Net investment income(loss)                                                           811,289            1,326,614
                                                                            -------------------  -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                       ----                 ----
   Net realized gain(loss) on sale of fund shares                                  (1,966,886)          (2,401,402)
                                                                            -------------------  -------------------
Net realized gain(loss)                                                            (1,966,886)          (2,401,402)
                                                                            -------------------  -------------------

Change in unrealized appreciation/depreciation                                      3,022,655            9,170,946
                                                                            -------------------  -------------------

Net increase(decrease) in net assets resulting
   from operations                                                           $      1,867,058     $      8,096,158
                                                                            ===================  ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                               $        811,289     $      1,326,614
   Net realized gain(loss)                                                         (1,966,886)          (2,401,402)
   Net change in unrealized appreciation/depreciation                               3,022,655            9,170,946
                                                                            -------------------  -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                  1,867,058            8,096,158
                                                                            -------------------  -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                505,679              555,281
   Subaccounts transfers (including fixed account), net                              (617,802)            (682,570)
   Transfers for policyowner benefits and terminations                             (9,549,065)          (7,916,317)
   Policyowner maintenance charges                                                   (152,166)            (158,488)
                                                                            -------------------  -------------------
Net increase(decrease) from policyowner transactions                               (9,813,354)          (8,202,094)
                                                                            -------------------  -------------------

Total increase(decrease) in net assets                                             (7,946,296)            (105,936)
Net assets at beginning of period                                                  54,723,573           54,829,509
                                                                            -------------------  -------------------
Net assets at end of period                                                  $     46,777,277     $     54,723,573
                                                                            ===================  ===================


The accompanying notes are an integral part of these financial statements.

                                                      Fidelity
--------------------------------------------------------------------------------------------------------------------

            Asset Mgr. SC                          Asset Mgr. SC2                          Inv. Bond IC
--------------------------------------- -------------------------------------  -------------------------------------
       2004                2003               2004                2003               2004               2003
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------
 $        273,340     $        342,667   $         87,995    $         82,571   $      2,622,551   $      3,512,645
          (93,708)             (92,409)           (29,898)            (21,157)          (727,023)        (1,006,842)
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------
          179,632              250,258             58,097              61,414          1,895,528          2,505,803
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------


             ----                 ----               ----                ----          1,886,396          1,235,931
         (210,056)            (354,610)            13,397             (12,797)           570,515          2,050,137
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------
         (210,056)            (354,610)            13,397             (12,797)         2,456,911          3,286,068
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------

          421,217            1,616,763             95,371             377,543         (2,567,226)        (2,653,750)
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------


 $        390,793     $      1,512,411   $        166,865    $        426,160   $      1,785,213   $      3,138,121
===================  ================== ==================  =================  ================== ==================




 $        179,632     $        250,258   $         58,097    $         61,414   $      1,895,528   $      2,505,803
         (210,056)            (354,610)            13,397             (12,797)         2,456,911          3,286,068
          421,217            1,616,763             95,371             377,543         (2,567,226)        (2,653,750)
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------

          390,793            1,512,411            166,865             426,160          1,785,213          3,138,121
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------


           50,034               76,755            375,218             194,330            545,035          1,051,276
         (790,562)            (711,786)           809,280             377,072         (2,060,232)       (14,568,852)
         (396,001)            (477,297)          (250,216)            (85,838)       (12,834,320)       (12,548,925)
           (2,430)              (1,578)            (6,032)             (2,516)           (77,426)          (108,631)
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------
       (1,138,959)          (1,113,906)           928,250             483,048        (14,426,943)       (26,175,132)
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------

         (748,166)             398,505          1,095,115             909,208        (12,641,730)       (23,037,011)
       10,178,233            9,779,728          3,250,435           2,341,227         65,712,179         88,749,190
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------
 $      9,430,067     $     10,178,233   $      4,345,550    $      3,250,435   $     53,070,449   $     65,712,179
===================  ================== ==================  =================  ================== ==================

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VA-2
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                           Fidelity
                                                                            ----------------------------------------

                                                                                         Inv. Bond SC2
                                                                            ----------------------------------------
                                                                                   2004                 2003
                                                                            -------------------  -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                           $        690,873     $        530,613
   Mortality and expense risk charge                                                 (153,581)            (118,203)
                                                                            -------------------  -------------------
Net investment income(loss)                                                           537,292              412,410
                                                                            -------------------  -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                    515,015              193,878
   Net realized gain(loss) on sale of fund shares                                     (46,404)             116,207
                                                                            -------------------  -------------------
Net realized gain(loss)                                                               468,611              310,085
                                                                            -------------------  -------------------

Change in unrealized appreciation/depreciation                                       (366,965)            (112,334)
                                                                            -------------------  -------------------

Net increase(decrease) in net assets resulting
   from operations                                                           $        638,938     $        610,161
                                                                            ===================  ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                               $        537,292     $        412,410
   Net realized gain(loss)                                                            468,611              310,085
   Net change in unrealized appreciation/depreciation                                (366,965)            (112,334)
                                                                            -------------------  -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                    638,938              610,161
                                                                            -------------------  -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                              1,780,217            1,972,906
   Subaccounts transfers (including fixed account), net                             3,280,158            2,771,967
   Transfers for policyowner benefits and terminations                             (1,250,165)          (1,458,912)
   Policyowner maintenance charges                                                    (40,775)             (20,367)
                                                                            -------------------  -------------------
Net increase(decrease) from policyowner transactions                                3,769,435            3,265,594
                                                                            -------------------  -------------------

Total increase(decrease) in net assets                                              4,408,373            3,875,755
Net assets at beginning of period                                                  16,758,946           12,883,191
                                                                            -------------------  -------------------
Net assets at end of period                                                  $     21,167,319     $     16,758,946
                                                                            ===================  ===================

The accompanying notes are an integral part of these financial statements.

                                                      Fidelity
--------------------------------------------------------------------------------------------------------------------

            Contrafund IC                           Contrafund SC                         Contrafund SC2
---------------------------------------  ------------------------------------- -------------------------------------
       2004                2003                2004               2003               2004                2003
-------------------  ------------------  -----------------  ------------------ ------------------  -----------------
 $        192,313     $        235,734    $         45,454   $         55,294   $         24,076    $         13,278
         (764,718)            (683,926)           (169,387)          (143,994)          (115,884)            (50,002)
-------------------  ------------------  -----------------  ------------------ ------------------  -----------------
         (572,405)            (448,192)           (123,933)           (88,700)           (91,808)            (36,724)
-------------------  ------------------  -----------------  ------------------ ------------------  -----------------


             ----                 ----                ----               ----               ----                ----
        1,542,805             (429,499)             34,850           (608,739)           101,843               4,796
-------------------  ------------------  -----------------  ------------------ ------------------  -----------------
        1,542,805             (429,499)             34,850           (608,739)           101,843               4,796
-------------------  ------------------  -----------------  ------------------ ------------------  -----------------

        6,340,694           13,065,210           2,492,982          4,398,448          2,204,590           1,754,674
-------------------  ------------------  -----------------  ------------------ ------------------  -----------------


 $      7,311,094     $     12,187,519    $      2,403,899   $      3,701,009   $      2,214,625    $      1,722,746
===================  ==================  =================  ================== ==================  =================




 $       (572,405)    $       (448,192)   $       (123,933)   $       (88,700)  $        (91,808)   $        (36,724)
        1,542,805             (429,499)             34,850           (608,739)           101,843               4,796
        6,340,694           13,065,210           2,492,982          4,398,448          2,204,590           1,754,674
-------------------  ------------------  -----------------  ------------------ ------------------  -----------------

        7,311,094           12,187,519           2,403,899          3,701,009          2,214,625           1,722,746
-------------------  ------------------  -----------------  ------------------ ------------------  -----------------


        1,009,693              806,082             157,742            108,216          1,992,734           1,193,185
        2,476,372             (631,448)            540,645            696,454          6,610,896           3,952,872
       (8,596,346)          (5,963,368)         (1,102,447)        (1,518,762)          (701,407)           (193,595)
         (104,689)             (99,297)             (4,709)            (3,031)           (23,030)             (4,210)
-------------------  ------------------  -----------------  ------------------ ------------------  -----------------
       (5,214,970)          (5,888,031)           (408,769)          (717,123)         7,879,193           4,948,252
-------------------  ------------------  -----------------  ------------------ ------------------  -----------------

        2,096,124            6,299,488           1,995,130          2,983,886         10,093,818           6,670,998
       56,646,208           50,346,720          17,458,837         14,474,951         10,479,823           3,808,825
-------------------  ------------------  -----------------  ------------------ ------------------  -----------------
 $     58,742,332     $     56,646,208    $     19,453,967   $     17,458,837   $     20,573,641    $     10,479,823
===================  ==================  =================  ================== ==================  =================

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VA-2
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                           Fidelity
                                                                            ----------------------------------------

                                                                                       Asset Mgr. Gr. IC
                                                                            ----------------------------------------
                                                                                   2004                 2003
                                                                            -------------------  -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                           $        185,262     $        218,443
   Mortality and expense risk charge                                                  (98,723)             (99,887)
                                                                            -------------------  -------------------
Net investment income(loss)                                                            86,539              118,556
                                                                            -------------------  -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                       ----                 ----
   Net realized gain(loss) on sale of fund shares                                    (802,757)            (505,154)
                                                                            -------------------  -------------------
Net realized gain(loss)                                                              (802,757)            (505,154)
                                                                            -------------------  -------------------

Change in unrealized appreciation/depreciation                                        960,081            1,814,663
                                                                            -------------------  -------------------

Net increase(decrease) in net assets resulting
   from operations                                                           $        243,863     $      1,428,065
                                                                            ===================  ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                               $         86,539     $        118,556
   Net realized gain(loss)                                                           (802,757)            (505,154)
   Net change in unrealized appreciation/depreciation                                 960,081            1,814,663
                                                                            -------------------  -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                    243,863            1,428,065
                                                                            -------------------  -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                109,711              104,273
   Subaccounts transfers (including fixed account), net                                65,052              (47,202)
   Transfers for policyowner benefits and terminations                             (1,531,928)            (702,805)
   Policyowner maintenance charges                                                    (13,020)             (12,310)
                                                                            -------------------  -------------------
Net increase(decrease) from policyowner transactions                               (1,370,185)            (658,044)
                                                                            -------------------  -------------------

Total increase(decrease) in net assets                                             (1,126,322)             770,021
Net assets at beginning of period                                                   7,794,129            7,024,108
                                                                            -------------------  -------------------
Net assets at end of period                                                  $      6,667,807     $      7,794,129
                                                                            ===================  ===================


The accompanying notes are an integral part of these financial statements.


                                  Fidelity                                                    Alger
-----------------------------------------------------------------------------  -------------------------------------

          Asset Mgr. Gr. SC                      Asset Mgr. Gr. SC2                          Balanced
--------------------------------------- -------------------------------------  -------------------------------------
       2004                2003               2004                2003               2004               2003
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------
 $         39,024     $         48,389   $         13,356    $          6,622   $        543,996   $        719,708
          (16,248)             (15,848)            (5,519)             (2,716)          (397,089)          (395,144)
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------
           22,776               32,541              7,837               3,906            146,907            324,564
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------


             ----                 ----               ----                ----               ----               ----
          (84,603)            (110,713)             7,344              (4,150)           (13,477)          (555,610)
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------
          (84,603)            (110,713)             7,344              (4,150)           (13,477)          (555,610)
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------

          139,712              410,110             23,945              71,950            969,805          5,852,743
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------


 $         77,885     $        331,938   $         39,126    $         71,706   $      1,103,235   $      5,621,697
===================  ================== ==================  =================  ================== ==================




 $         22,776     $         32,541   $          7,837    $          3,906   $        146,907   $        324,564
          (84,603)            (110,713)             7,344              (4,150)           (13,477)          (555,610)
          139,712              410,110             23,945              71,950            969,805          5,852,743
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------

           77,885              331,938             39,126              71,706          1,103,235          5,621,697
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------


           40,513               19,018             46,429             106,816          1,084,853            875,397
         (237,946)            (195,402)           218,029             243,384             90,566          1,297,731
         (108,554)             (40,852)           (21,675)            (11,724)        (4,917,428)        (3,552,659)
             (540)                (299)            (1,495)                302            (55,009)           (46,349)
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------
         (306,527)            (217,535)           241,288             338,778         (3,797,018)        (1,425,880)
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------

         (228,642)             114,403            280,414             410,484         (2,693,783)         4,195,817
        1,780,727            1,666,324            634,489             224,005         37,498,618         33,302,801
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------
 $      1,552,085     $      1,780,727   $        914,903    $        634,489   $     34,804,835   $     37,498,618
===================  ================== ==================  =================  ================== ==================

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VA-2
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                             Alger
                                                                            ----------------------------------------

                                                                                           Leveraged
                                                                            ----------------------------------------
                                                                                   2004                 2003
                                                                            -------------------  -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                           $           ----     $           ----
   Mortality and expense risk charge                                                 (313,867)            (301,196)
                                                                            -------------------  -------------------
Net investment income(loss)                                                          (313,867)            (301,196)
                                                                            -------------------  -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                       ----                 ----
   Net realized gain(loss) on sale of fund shares                                  (1,503,669)          (3,174,077)
                                                                            -------------------  -------------------
Net realized gain(loss)                                                            (1,503,669)          (3,174,077)
                                                                            -------------------  -------------------

Change in unrealized appreciation/depreciation                                      3,517,394           10,523,029
                                                                            -------------------  -------------------

Net increase(decrease) in net assets resulting
   from operations                                                           $      1,699,858     $      7,047,756
                                                                            ===================  ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                               $       (313,867)    $       (301,196)
   Net realized gain(loss)                                                         (1,503,669)          (3,174,077)
   Net change in unrealized appreciation/depreciation                               3,517,394           10,523,029
                                                                            -------------------  -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                  1,699,858            7,047,756
                                                                            -------------------  -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                              1,032,765              937,019
   Subaccounts transfers (including fixed account), net                            (1,105,169)             145,142
   Transfers for policyowner benefits and terminations                             (3,470,114)          (2,165,580)
   Policyowner maintenance charges                                                    (48,129)             (49,043)
                                                                            -------------------  -------------------
Net increase(decrease) from policyowner transactions                               (3,590,647)          (1,132,462)
                                                                            -------------------  -------------------

Total increase(decrease) in net assets                                             (1,890,789)           5,915,294
Net assets at beginning of period                                                  28,444,270           22,528,976
                                                                            -------------------  -------------------
Net assets at end of period                                                  $     26,553,481     $     28,444,270
                                                                            ===================  ===================



The accompanying notes are an integral part of these financial statements.


                                                           MFS
--------------------------------------------------------------------------------------------------------------------

            Strategic Inc.                            Utilities                           New Discovery
--------------------------------------- -------------------------------------- -------------------------------------
       2004                2003               2004                2003               2004               2003
-------------------  ------------------ ------------------  ------------------ ------------------ ------------------
 $        494,066     $        513,311   $        539,731    $        701,394   $           ----   $           ----
         (104,482)             (99,283)          (424,179)           (356,503)          (142,323)          (133,743)
-------------------  ------------------ ------------------  ------------------ ------------------ ------------------
          389,584              414,028            115,552             344,891           (142,323)          (133,743)
-------------------  ------------------ ------------------  ------------------ ------------------ ------------------


             ----                 ----               ----                ----               ----               ----
           57,824              181,079           (579,735)         (2,739,499)           360,527         (1,230,843)
-------------------  ------------------ ------------------  ------------------ ------------------ ------------------
           57,824              181,079           (579,735)         (2,739,499)           360,527         (1,230,843)
-------------------  ------------------ ------------------  ------------------ ------------------ ------------------

          216,060              185,677         10,120,576          11,346,625            454,606          4,660,500
-------------------  ------------------ ------------------  ------------------ ------------------ ------------------


 $        663,468     $        780,784   $      9,656,393    $      8,952,017   $        672,810   $      3,295,914
===================  ================== ==================  ================== ================== ==================




 $        389,584     $        414,028   $        115,552    $        344,891   $       (142,323)  $       (133,743)
           57,824              181,079           (579,735)         (2,739,499)           360,527         (1,230,843)
          216,060              185,677         10,120,576          11,346,625            454,606          4,660,500
-------------------  ------------------ ------------------  ------------------ ------------------ ------------------

          663,468              780,784          9,656,393           8,952,017            672,810          3,295,914
-------------------  ------------------ ------------------  ------------------ ------------------ ------------------


          654,717              682,342          1,197,168             642,322            659,270            478,935
        2,698,985              531,750          3,138,887             (26,107)          (154,728)           (35,583)
       (1,117,608)          (1,196,382)        (4,474,683)         (3,200,051)        (1,203,022)        (1,276,156)
          (13,621)              (7,340)           (52,518)            (44,931)           (21,529)           (22,333)
-------------------  ------------------ ------------------  ------------------ ------------------ ------------------
        2,222,473               10,370           (191,146)         (2,628,767)          (720,009)          (855,137)
-------------------  ------------------ ------------------  ------------------ ------------------ ------------------

        2,885,941              791,154          9,465,247           6,323,250            (47,199)         2,440,777
        8,767,550            7,976,396         34,774,380          28,451,130         13,705,452         11,264,675
-------------------  ------------------ ------------------  ------------------ ------------------ ------------------
 $     11,653,491     $      8,767,550   $     44,239,627    $     34,774,380   $     13,658,253   $     13,705,452
===================  ================== ==================  ================== ================== ==================

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VA-2
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                        Morgan Stanley
                                                                            ----------------------------------------

                                                                                       Emerging Markets
                                                                            ----------------------------------------
                                                                                   2004                 2003
                                                                            -------------------  -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                           $         55,785     $           ----
   Mortality and expense risk charge                                                  (94,796)             (58,652)
                                                                            -------------------  -------------------
Net investment income(loss)                                                           (39,011)             (58,652)
                                                                            -------------------  -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                       ----                 ----
   Net realized gain(loss) on sale of fund shares                                     586,443              172,883
                                                                            -------------------  -------------------
Net realized gain(loss)                                                               586,443              172,883
                                                                            -------------------  -------------------

Change in unrealized appreciation/depreciation                                        901,591            1,906,360
                                                                            -------------------  -------------------

Net increase(decrease) in net assets resulting
   from operations                                                           $      1,449,023     $      2,020,591
                                                                            ===================  ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                               $        (39,011)    $        (58,652)
   Net realized gain(loss)                                                            586,443              172,883
   Net change in unrealized appreciation/depreciation                                 901,591            1,906,360
                                                                            -------------------  -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                  1,449,023            2,020,591
                                                                            -------------------  -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                410,354              150,217
   Subaccounts transfers (including fixed account), net                               890,615            1,764,629
   Transfers for policyowner benefits and terminations                               (728,845)            (561,028)
   Policyowner maintenance charges                                                    (11,521)              (8,460)
                                                                            -------------------  -------------------
Net increase(decrease) from policyowner transactions                                  560,603            1,345,358
                                                                            -------------------  -------------------

Total increase(decrease) in net assets                                              2,009,626            3,365,949
Net assets at beginning of period                                                   7,725,490            4,359,541
                                                                            -------------------  -------------------
Net assets at end of period                                                  $      9,735,116     $      7,725,490
                                                                            ===================  ===================

The accompanying notes are an integral part of these financial statements.

                                                   Morgan Stanley
--------------------------------------------------------------------------------------------------------------------

            Global Value                            Intl. Magnum                         U.S. Real Estate
--------------------------------------  -------------------------------------  -------------------------------------
       2004                2003               2004               2003                2004               2003
-------------------  -----------------  ------------------ ------------------  ------------------ ------------------
 $        138,794     $          ----    $        140,742   $          5,534    $        363,408   $           ----
         (199,446)            (152,669)           (54,757)           (46,964)           (248,254)          (174,609)
-------------------  -----------------  ------------------ ------------------  ------------------ ------------------
          (60,652)            (152,669)            85,985            (41,430)            115,154           (174,609)
-------------------  -----------------  ------------------ ------------------  ------------------ ------------------


             ----                 ----               ----               ----             423,061               ----
          260,637             (327,154)           171,337             23,808           1,410,321            219,737
-------------------  -----------------  ------------------ ------------------  ------------------ ------------------
          260,637             (327,154)           171,337             23,808           1,833,382            219,737
-------------------  -----------------  ------------------ ------------------  ------------------ ------------------

        2,014,202            4,040,275            533,559          1,025,207           5,174,543          4,698,053
-------------------  -----------------  ------------------ ------------------  ------------------ ------------------


 $      2,214,187     $      3,560,452   $        790,881   $      1,007,585    $      7,123,079   $      4,743,181
===================  =================  ================== ==================  ================== ==================




 $        (60,652)    $       (152,669)  $         85,985   $        (41,430)   $        115,154   $       (174,609)
          260,637             (327,154)           171,337             23,808           1,833,382            219,737
        2,014,202            4,040,275            533,559          1,025,207           5,174,543          4,698,053
-------------------  -----------------  ------------------ ------------------  ------------------ ------------------

        2,214,187            3,560,452            790,881          1,007,585           7,123,079          4,743,181
-------------------  -----------------  ------------------ ------------------  ------------------ ------------------


        1,112,661              580,259            152,553            261,455           1,386,743            739,086
        2,570,244            1,886,251            383,032            (67,491)          4,271,150          1,544,128
       (2,379,053)          (1,336,164)          (363,580)          (357,493)         (2,285,963)        (1,598,772)
          (19,623)             (17,515)            (6,630)            (4,062)            (30,411)           (20,735)
-------------------  -----------------  ------------------ ------------------  ------------------ ------------------
        1,284,229            1,112,831            165,375           (167,591)          3,341,519            663,707
-------------------  -----------------  ------------------ ------------------  ------------------ ------------------

        3,498,416            4,673,283            956,256            839,994          10,464,598          5,406,888
       17,182,122           12,508,839          4,845,723          4,005,729          19,011,493         13,604,605
-------------------  -----------------  ------------------ ------------------  ------------------ ------------------
 $     20,680,538     $     17,182,122   $      5,801,979   $      4,845,723    $     29,476,091   $     19,011,493
===================  =================  ================== ==================  ================== ==================

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VA-2
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                           Ameritas
                                                                            ----------------------------------------

                                                                                          Core Strat.
                                                                            ----------------------------------------
                                                                                   2004                 2003
                                                                            -------------------  -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                           $        415,392     $           ----
   Mortality and expense risk charge                                                 (595,770)            (103,565)
                                                                            -------------------  -------------------
Net investment income(loss)                                                          (180,378)            (103,565)
                                                                            -------------------  -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                       ----                 ----
   Net realized gain(loss) on sale of fund shares                                     338,339               (5,086)
                                                                            -------------------  -------------------
Net realized gain(loss)                                                               338,339               (5,086)
                                                                            -------------------  -------------------

Change in unrealized appreciation/depreciation                                      2,925,842            2,239,405
                                                                            ----------------------------------------

Net increase(decrease) in net assets resulting
   from operations                                                           $      3,083,803     $      2,130,754
                                                                            ===================  ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                               $       (180,378)    $       (103,565)
   Net realized gain(loss)                                                            338,339               (5,086)
   Net change in unrealized appreciation/depreciation                               2,925,842            2,239,405
                                                                            -------------------  -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                  3,083,803            2,130,754
                                                                            -------------------  -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                              1,763,921              242,925
   Subaccounts transfers (including fixed account), net                            (1,526,006)          52,132,014
   Transfers for policyowner benefits and terminations                             (6,383,325)          (1,263,184)
   Policyowner maintenance charges                                                    (82,050)             (12,897)
                                                                            -------------------  -------------------
Net increase(decrease) from policyowner transactions                               (6,227,460)          51,098,858
                                                                            -------------------  -------------------

Total increase(decrease) in net assets                                             (3,143,657)          53,229,612
Net assets at beginning of period                                                  53,229,612                 ----
                                                                            -------------------  -------------------
Net assets at end of period                                                  $     50,085,955     $     53,229,612
                                                                            ===================  ===================


The accompanying notes are an integral part of these financial statements.

                                                      Ameritas
--------------------------------------------------------------------------------------------------------------------

                Growth                           Income and Growth                          Index 500
--------------------------------------- -------------------------------------  -------------------------------------
       2004                2003               2004                2003               2004               2003
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------
 $         79,128     $           ----   $        323,578    $        180,069   $      1,452,722   $      1,127,934
         (727,391)            (690,775)          (411,484)           (390,259)        (1,022,702)          (950,970)
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------
         (648,263)            (690,775)           (87,906)           (210,190)           430,020            176,964
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------


             ----                 ----               ----                ----               ----               ----
       (2,386,519)          (5,907,827)        (1,386,982)         (3,166,985)        (1,655,466)        (8,585,017)
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------
       (2,386,519)          (5,907,827)        (1,386,982)         (3,166,985)        (1,655,466)        (8,585,017)
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------

        5,329,814           23,370,203          3,645,143          11,535,975          8,684,520         27,041,230
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------


 $      2,295,032     $     16,771,601   $      2,170,255    $      8,158,800   $      7,459,074   $     18,633,177
===================  ================== ==================  =================  ================== ==================




 $       (648,263)    $       (690,775)  $        (87,906)   $       (210,190)  $        430,020   $        176,964
       (2,386,519)          (5,907,827)        (1,386,982)         (3,166,985)        (1,655,466)        (8,585,017)
        5,329,814           23,370,203          3,645,143          11,535,975          8,684,520         27,041,230
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------

        2,295,032           16,771,601          2,170,255           8,158,800          7,459,074         18,633,177
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------


        1,537,442            1,253,451          1,094,608             736,556          2,323,452          2,291,390
       (1,546,839)             967,224            163,356            (782,359)        (1,074,100)           899,785
       (8,055,942)          (6,591,737)        (4,551,798)         (3,780,107)       (10,814,106)        (7,866,034)
         (119,222)            (112,528)           (56,689)            (49,030)          (134,229)          (113,950)
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------
       (8,184,561)          (4,483,590)        (3,350,523)         (3,874,940)        (9,698,983)        (4,788,809)
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------

       (5,889,529)          12,288,011         (1,180,268)          4,283,860         (2,239,909)        13,844,368
       65,462,767           53,174,756         36,166,299          31,882,439         89,405,300         75,560,932
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------
 $     59,573,238     $     65,462,767   $     34,986,031    $     36,166,299   $     87,165,391   $     89,405,300
===================  ================== ==================  =================  ================== ==================

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VA-2
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                           Ameritas
                                                                            ----------------------------------------

                                                                                            MidCap
                                                                            ----------------------------------------
                                                                                   2004                 2003
                                                                            -------------------  -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                           $           ----     $           ----
   Mortality and expense risk charge                                                 (623,684)            (563,624)
                                                                            -------------------  -------------------
Net investment income(loss)                                                          (623,684)            (563,624)
                                                                            -------------------  -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                       ----                 ----
   Net realized gain(loss) on sale of fund shares                                   2,336,262            1,170,063
                                                                            -------------------  -------------------
Net realized gain(loss)                                                             2,336,262            1,170,063
                                                                            -------------------  -------------------

Change in unrealized appreciation/depreciation                                      3,766,270           16,025,431
                                                                            -------------------  -------------------

Net increase(decrease) in net assets resulting
    from operations                                                          $      5,478,848     $     16,631,870
                                                                            ===================  ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                               $       (623,684)    $       (563,624)
   Net realized gain(loss)                                                          2,336,262            1,170,063
   Net change in unrealized appreciation/depreciation                               3,766,270           16,025,431
                                                                            -------------------  -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                  5,478,848           16,631,870
                                                                            -------------------  -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                              1,287,188              804,216
   Subaccounts transfers (including fixed account), net                               996,877            3,092,091
   Transfers for policyowner benefits and terminations                             (8,085,588)          (6,260,756)
   Policyowner maintenance charges                                                    (81,325)             (86,948)
                                                                            -------------------  -------------------
Net increase(decrease) from policyowner transactions                               (5,882,848)          (2,451,397)
                                                                            -------------------  -------------------

Total increase(decrease) in net assets                                               (404,000)          14,180,473
Net assets at beginning of period                                                  53,456,444           39,275,971
                                                                            -------------------  -------------------
Net assets at end of period                                                  $     53,052,444     $     53,456,444
                                                                            ===================  ===================


The accompanying notes are an integral part of these financial statements.

                                                      Ameritas
--------------------------------------------------------------------------------------------------------------------

             Money Market                            Small Cap                           Small Co. Equity
--------------------------------------- -------------------------------------  -------------------------------------
       2004                2003               2004               2003                2004               2003
-------------------  ------------------ ------------------ ------------------  ------------------ ------------------
 $        880,713     $      1,206,505   $           ----   $           ----    $           ----   $           ----
         (897,826)          (1,391,207)          (284,877)          (274,927)           (204,009)          (167,518)
-------------------  ------------------ ------------------ ------------------  ------------------ ------------------
          (17,113)            (184,702)          (284,877)          (274,927)           (204,009)          (167,518)
-------------------  ------------------ ------------------ ------------------  ------------------ ------------------


             ----                 ----               ----               ----           1,428,533            622,841
             ----                 ----            362,504         (1,380,718)            594,273             63,926
-------------------  ------------------ ------------------ ------------------  ------------------ ------------------
             ----                 ----            362,504         (1,380,718)          2,022,806            686,767
-------------------  ------------------ ------------------ ------------------  ------------------ ------------------

             ----                 ----             (3,767)         8,720,510             829,787          4,123,668
-------------------  ------------------ ------------------ ------------------  ------------------ ------------------


 $        (17,113)    $       (184,702)  $         73,860   $      7,064,865    $      2,648,584   $      4,642,917
===================  ================== ================== ==================  ================== ==================




 $        (17,113)    $       (184,702)  $       (284,877)  $       (274,927)   $       (204,009)  $       (167,518)
             ----                 ----            362,504         (1,380,718)          2,022,806            686,767
             ----                 ----             (3,767)         8,720,510             829,787          4,123,668
-------------------  ------------------ ------------------ ------------------  ------------------ ------------------

          (17,113)            (184,702)            73,860          7,064,865           2,648,584          4,642,917
-------------------  ------------------ ------------------ ------------------  ------------------ ------------------


       90,551,570           92,058,657            809,144            850,336           1,219,568            883,956
      (84,183,464)         (82,688,345)            74,647            560,949             700,941          1,167,960
      (50,568,634)         (47,621,892)        (3,115,551)        (2,718,287)         (1,597,314)        (1,491,624)
          526,537              588,805            (54,640)           (51,571)            (27,899)           (20,836)
-------------------  ------------------ ------------------ ------------------  ------------------ ------------------
      (43,673,991)         (37,662,775)        (2,286,400)        (1,358,573)            295,296            539,456
-------------------  ------------------ ------------------ ------------------  ------------------ ------------------

      (43,691,104)         (37,847,477)        (2,212,540)         5,706,292           2,943,880          5,182,373
       98,758,729          136,606,206         26,055,598         20,349,306          19,258,883         14,076,510
-------------------  ------------------ ------------------ ------------------  ------------------ ------------------
 $     55,067,625     $     98,758,729   $     23,843,058   $     26,055,598    $     22,202,763   $     19,258,883
===================  ================== ================== ==================  ================== ==================

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VA-2
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                           Ameritas
                                                                            ----------------------------------------

                                                                                            Select
                                                                            ----------------------------------------
                                                                                   2004                 2003
                                                                            -------------------  -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                           $        102,304     $         40,156
   Mortality and expense risk charge                                                 (281,987)            (247,406)
                                                                            -------------------  -------------------
Net investment income(loss)                                                          (179,683)            (207,250)
                                                                            -------------------  -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                       ----                 ----
   Net realized gain(loss) on sale of fund shares                                     489,134             (252,742)
                                                                            -------------------  -------------------
Net realized gain(loss)                                                               489,134             (252,742)
                                                                            -------------------  -------------------

Change in unrealized appreciation/depreciation                                      1,821,116            6,063,238
                                                                            -------------------  -------------------

Net increase(decrease) in net assets resulting
   from operations                                                           $      2,130,567     $      5,603,246
                                                                            ===================  ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                               $       (179,683)    $       (207,250)
   Net realized gain(loss)                                                            489,134             (252,742)
   Net change in unrealized appreciation/depreciation                               1,821,116            6,063,238
                                                                            -------------------  -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                  2,130,567            5,603,246
                                                                            -------------------  -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                              1,590,825            1,272,395
   Subaccounts transfers (including fixed account), net                             1,829,444              664,863
   Transfers for policyowner benefits and terminations                             (2,659,481)          (2,810,594)
   Policyowner maintenance charges                                                    (40,179)             (29,412)
                                                                            -------------------  -------------------
Net increase(decrease) from policyowner transactions                                  720,609             (902,748)
                                                                            -------------------  -------------------

Total increase(decrease) in net assets                                              2,851,176            4,700,498
Net assets at beginning of period                                                  26,386,900           21,686,402
                                                                            -------------------  -------------------
Net assets at end of period                                                  $     29,238,076     $     26,386,900
                                                                            ===================  ===================

The accompanying notes are an integral part of these financial statements.


                                                       Calvert
--------------------------------------------------------------------------------------------------------------------

               Balanced                             Intl. Equity                             Mid Cap
--------------------------------------- -------------------------------------  -------------------------------------
       2004                2003               2004                2003               2004               2003
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------
 $        129,670     $        124,938   $         65,577    $         97,121   $           ----   $           ----
          (71,900)             (56,120)           (58,562)            (28,879)           (47,687)           (36,671)
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------
           57,770               68,818              7,015              68,242            (47,687)           (36,671)
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------


             ----                 ----               ----                ----               ----               ----
           51,077              (73,225)           183,991              12,083              8,676           (263,856)
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------
           51,077              (73,225)           183,991              12,083              8,676           (263,856)
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------

          419,089              944,441            949,809             845,030            477,495          1,271,866
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------


 $        527,936     $        940,034   $      1,140,815    $        925,355   $        438,484   $        971,339
===================  ================== ==================  =================  ================== ==================




 $         57,770     $         68,818   $          7,015    $         68,242   $        (47,687)  $        (36,671)
           51,077              (73,225)           183,991              12,083              8,676           (263,856)
          419,089              944,441            949,809             845,030            477,495          1,271,866
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------

          527,936              940,034          1,140,815             925,355            438,484            971,339
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------


          325,584              406,478            872,820             570,117            508,990            510,092
          582,858            1,211,165          1,938,892           1,564,260            882,193            225,883
         (572,985)            (385,426)          (409,667)           (141,197)          (458,983)          (316,094)
          (10,606)              (2,313)            (9,414)              3,324             (7,416)              (115)
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------
          324,851            1,229,904          2,392,631           1,996,504            924,784            419,766
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------

          852,787            2,169,938          3,533,446           2,921,859          1,363,268          1,391,105
        7,045,644            4,875,706          4,878,969           1,957,110          4,646,109          3,255,004
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------
 $      7,898,431     $      7,045,644   $      8,412,415    $      4,878,969   $      6,009,377   $      4,646,109
===================  ================== ==================  =================  ================== ==================

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VA-2
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Calvert
                                                                            ----------------------------------------

                                                                                           Small Cap
                                                                            ----------------------------------------
                                                                                   2004                 2003
                                                                            -------------------  -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                           $           ----     $         86,340
   Mortality and expense risk charge                                                  (82,329)             (56,833)
                                                                            -------------------  -------------------
Net investment income(loss)                                                           (82,329)              29,507
                                                                            -------------------  -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                       ----                 ----
   Net realized gain(loss) on sale of fund shares                                     302,322             (298,120)
                                                                            -------------------  -------------------
Net realized gain(loss)                                                               302,322             (298,120)
                                                                            -------------------  -------------------

Change in unrealized appreciation/depreciation                                        432,754            2,017,422
                                                                            -------------------  -------------------

Net increase(decrease) in net assets resulting
   from operations                                                           $        652,747     $      1,748,809
                                                                            ===================  ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                               $        (82,329)    $         29,507
   Net realized gain(loss)                                                            302,322             (298,120)
   Net change in unrealized appreciation/depreciation                                 432,754            2,017,422
                                                                            -------------------  -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                    652,747            1,748,809
                                                                            -------------------  -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                664,942              635,074
   Subaccounts transfers (including fixed account), net                               988,419              197,590
   Transfers for policyowner benefits and terminations                               (782,617)            (492,832)
   Policyowner maintenance charges                                                    (11,458)               2,195
                                                                            -------------------  -------------------
Net increase(decrease) from policyowner transactions                                  859,286              342,027
                                                                            -------------------  -------------------

Total increase(decrease) in net assets                                              1,512,033            2,090,836
Net assets at beginning of period                                                   7,145,358            5,054,522
                                                                            -------------------  -------------------
Net assets at end of period                                                  $      8,657,391     $      7,145,358
                                                                            ===================  ===================


The accompanying notes are an integral part of these financial statements.

                                  Calvert                                                American Century
-----------------------------------------------------------------------------  -------------------------------------
                Equity                                 Income                            Income & Growth
--------------------------------------- -------------------------------------  -------------------------------------
       2004                2003               2004                2003               2004               2003
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------
 $          3,659     $            323   $        590,173    $        404,575   $        305,882   $        170,742
          (34,866)             (13,153)          (164,196)            (83,859)          (229,370)          (152,217)
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------
          (31,207)             (12,830)           425,977             320,716             76,512             18,525
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------


             ----                 ----            781,229             561,399               ----               ----
           37,350               10,054             55,056              95,514            169,703           (105,854)
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------
           37,350               10,054            836,285             656,913            169,703           (105,854)
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------

          291,794              344,425           (463,325)                880          2,598,057          4,060,027
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------


 $        297,937     $        341,649   $        798,937    $        978,509   $      2,844,272   $      3,972,698
===================  ================== ==================  =================  ================== ==================




 $        (31,207)    $        (12,830)  $        425,977    $        320,716   $         76,512   $         18,525
           37,350               10,054            836,285             656,913            169,703           (105,854)
          291,794              344,425           (463,325)                880          2,598,057          4,060,027
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------

          297,937              341,649            798,937             978,509          2,844,272          3,972,698
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------


          757,146              699,444          3,014,850           1,757,988          2,007,453          1,529,327
        1,390,142            1,126,832          7,926,188           4,979,445          4,107,712          4,248,561
         (161,358)             (64,996)        (1,261,822)           (827,071)        (1,619,241)        (1,144,142)
           (9,122)               5,832            (20,045)              6,704            (38,271)           (17,156)
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------
        1,976,808            1,767,112          9,659,171           5,917,066          4,457,653          4,616,590
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------

        2,274,745            2,108,761         10,458,108           6,895,575          7,301,925          8,589,288
        2,743,101              634,340         12,271,665           5,376,090         20,394,298         11,805,010
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------
 $      5,017,846     $      2,743,101   $     22,729,773    $     12,271,665   $     27,696,223   $     20,394,298
===================  ================== ==================  =================  ================== ==================

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VA-2
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Invesco
                                                                            ----------------------------------------

                                                                                           Dynamics
                                                                            ----------------------------------------
                                                                                   2004                 2003
                                                                            -------------------  -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                           $           ----     $           ----
   Mortality and expense risk charge                                                  (62,587)             (59,436)
                                                                            -------------------  -------------------
Net investment income(loss)                                                           (62,587)             (59,436)
                                                                            -------------------  -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                       ----                 ----
   Net realized gain(loss) on sale of fund shares                                     296,230            1,048,156
                                                                            -------------------  -------------------
Net realized gain(loss)                                                               296,230            1,048,156
                                                                            -------------------  -------------------

Change in unrealized appreciation/depreciation                                        545,294              463,991
                                                                            -------------------  -------------------

Net increase(decrease) in net assets resulting
   from operations                                                           $        778,937     $      1,452,711
                                                                            ===================  ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                               $        (62,587)    $        (59,436)
   Net realized gain(loss)                                                            296,230            1,048,156
   Net change in unrealized appreciation/depreciation                                 545,294              463,991
                                                                            -------------------  -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                    778,937            1,452,711
                                                                            -------------------  -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                530,132              465,623
   Subaccounts transfers (including fixed account), net                               305,463              340,481
   Transfers for policyowner benefits and terminations                               (668,017)            (790,860)
   Policyowner maintenance charges                                                    (16,336)             (16,410)
                                                                            -------------------  -------------------
Net increase(decrease) from policyowner transactions                                  151,242               (1,166)
                                                                            -------------------  -------------------

Total increase(decrease) in net assets                                                930,179            1,451,545
Net assets at beginning of period                                                   5,680,042            4,228,497
                                                                            -------------------  -------------------
Net assets at end of period                                                  $      6,610,221     $      5,680,042
                                                                            ===================  ===================


The accompanying notes are an integral part of these financial statements.

               Salomon                                                    Summit
--------------------------------------- ----------------------------------------------------------------------------
               All Cap                               S&P MidCap                         Russell Small Cap
--------------------------------------- -------------------------------------  -------------------------------------
       2004                2003               2004                2003               2004               2003
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------
 $         80,595     $         28,725   $         22,579    $         27,129   $         19,465   $         24,318
         (153,191)            (103,683)           (96,206)            (57,861)          (104,075)           (56,368)
------------------   ------------------ ------------------  -----------------  ------------------ ------------------
          (72,596)             (74,958)           (73,627)            (30,732)           (84,610)           (32,050)
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------


             ----                 ----               ----                ----               ----               ----
          214,947             (512,203)           298,095             (34,857)           410,604            (73,748)
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------
          214,947             (512,203)           298,095             (34,857)           410,604            (73,748)
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------

          814,766            3,692,089          1,179,936           1,728,647          1,204,328          1,932,034
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------


 $        957,117     $      3,104,928   $      1,404,404    $      1,663,058   $      1,530,322   $      1,826,236
===================  ================== ==================  =================  ================== ==================




 $        (72,596)    $        (74,958)  $        (73,627)   $        (30,732)  $        (84,610)  $        (32,050)
          214,947             (512,203)           298,095             (34,857)           410,604            (73,748)
          814,766            3,692,089          1,179,936           1,728,647          1,204,328          1,932,034
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------

          957,117            3,104,928          1,404,404           1,663,058          1,530,322          1,826,236
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------


        1,248,431              679,190            739,629             466,463            584,483            491,892
        1,704,998            2,059,051          2,192,636           2,192,998          1,734,344          3,636,101
       (1,750,083)          (1,090,650)          (746,752)           (355,222)        (1,005,374)          (506,983)
          (15,072)             (14,752)           (14,380)             (5,410)           (11,369)            (5,903)
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------
        1,188,274            1,632,839          2,171,133           2,298,829          1,302,084          3,615,107
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------

        2,145,391            4,737,767          3,575,537           3,961,887          2,832,406          5,441,343
       13,334,385            8,596,618          8,281,111           4,319,224          9,207,414          3,766,071
-------------------  ------------------ ------------------  -----------------  ------------------ ------------------
 $     15,479,776     $     13,334,385   $     11,856,648    $      8,281,111   $     12,039,820   $      9,207,414
===================  ================== ==================  =================  ================== ==================

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VA-2
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Summit
                                                                            ----------------------------------------

                                                                                       Nasdaq-100 Index
                                                                            ----------------------------------------
                                                                                   2004                 2003
                                                                            -------------------  -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                           $           ----     $           ----
   Mortality and expense risk charge                                                  (88,276)             (69,912)
                                                                            -------------------  -------------------
Net investment income(loss)                                                           (88,276)             (69,912)
                                                                            -------------------  -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                       ----                 ----
   Net realized gain(loss) on sale of fund shares                                     451,858              (84,289)
                                                                            -------------------  -------------------
Net realized gain(loss)                                                               451,858              (84,289)
                                                                            -------------------  -------------------

Change in unrealized appreciation/depreciation                                        241,704            2,582,989
                                                                            -------------------  -------------------

Net increase(decrease) in net assets resulting
   from operations                                                           $        605,286     $      2,428,788
                                                                            ===================  ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                               $        (88,276)    $        (69,912)
   Net realized gain(loss)                                                            451,858              (84,289)
   Net change in unrealized appreciation/depreciation                                 241,704            2,582,989
                                                                            -------------------  -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                    605,286            2,428,788
                                                                            -------------------  -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                473,491              673,179
   Subaccounts transfers (including fixed account), net                              (712,091)           2,383,046
   Transfers for policyowner benefits and terminations                             (1,026,400)            (534,966)
   Policyowner maintenance charges                                                    (12,830)              (5,726)
                                                                            -------------------  -------------------
Net increase(decrease) from policyowner transactions                               (1,277,830)           2,515,533
                                                                            -------------------  -------------------

Total increase(decrease) in net assets                                               (672,544)           4,944,321
Net assets at beginning of period                                                   9,188,753            4,244,432
                                                                            -------------------  -------------------
Net assets at end of period                                                  $      8,516,209     $      9,188,753
                                                                            ===================  ===================

The accompanying notes are an integral part of these financial statements.

             Third Avenue                              Dreyfus
--------------------------------------- --------------------------------------

                Value                                  MidCap
--------------------------------------- -------------------------------------
       2004                2003               2004                2003
-------------------  ------------------ ------------------  -----------------
 $        288,459     $         64,625   $          7,925    $          3,498
         (555,931)            (353,287)           (35,777)            (12,903)
-------------------  ------------------ ------------------  -----------------
         (267,472)            (288,662)           (27,852)             (9,405)
-------------------  ------------------ ------------------  -----------------


          552,063              650,168            107,122                ----
        1,192,300              (42,841)            82,920              58,296
-------------------  ------------------ ------------------  -----------------
        1,744,363              607,327            190,042              58,296
-------------------  ------------------ ------------------  -----------------

        7,899,327           11,146,603            327,755             294,275
-------------------  ------------------ ------------------  -----------------


 $      9,376,218     $     11,465,268   $        489,945    $        343,166
===================  ================== ==================  =================




 $       (267,472)    $       (288,662)  $        (27,852)   $         (9,405)
        1,744,363              607,327            190,042              58,296
        7,899,327           11,146,603            327,755             294,275
-------------------  ------------------ ------------------  -----------------

        9,376,218           11,465,268            489,945             343,166
-------------------  ------------------ ------------------  -----------------


        3,806,440            1,990,324            370,191             505,732
        9,640,218            9,754,837          1,409,954           2,057,391
       (4,421,526)          (3,250,219)          (427,595)           (205,762)
          (78,615)             (43,028)            (3,397)                423
-------------------  ------------------ ------------------  -----------------
        8,946,517            8,451,914          1,349,153           2,357,784
-------------------  ------------------ ------------------  -----------------

       18,322,735           19,917,182          1,839,098           2,700,950
       45,672,021           25,754,839          2,790,732              89,782
-------------------  ------------------ ------------------  -----------------
 $     63,994,756     $     45,672,021   $      4,629,830    $      2,790,732
===================  ================== ==================  =================

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VA-2
                          NOTES TO FINANCIAL STATEMENTS
                FOR THE PERIODS ENDED DECEMBER 31, 2004 AND 2003

1.  ORGANIZATION

    Ameritas Variable Life Insurance Company Separate Account VA-2 (the Account) was established on May 28, 1987, under Nebraska law by Ameritas Variable Life Insurance Company (AVLIC), a wholly owned subsidiary of AMAL Corporation, a holding company majority owned by Ameritas Life Insurance Corp. (ALIC) (an indirect wholly owned subsidiary of Ameritas Acacia Mutual Holding Company). The assets of the Account are segregated from AVLIC's other assets and are used only to support variable annuity products issued by AVLIC.

    The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is made up of variable investment options called subaccounts for which accumulation units are separately maintained. Each subaccount corresponds to a single underlying non-publicly traded portfolio issued through a series fund. At December 31, 2004, there are fifty-five subaccounts available within the Account:

    Fidelity Management and Research                        Fidelity Management and Research
      Company (Advisor)                                       Company, continued
       Fidelity (Fund)                                        Fidelity, continued
       *Equity-Income IC (Subaccount)                           *Inv. Bond IC
        (Commenced October 23, 1987)                              (Commenced June 3, 1991)
       *Equity-Income SC                                        *Inv. Bond SC2
        (Commenced June 15, 1998)                                 (Commenced February 5, 2001)
       *Equity-Income SC2                                       *Contrafund IC
        (Commenced February 2, 2001)                              (Commenced August 25, 1995)
       *Growth IC                                               *Contrafund SC
        (Commenced October 23, 1987)                              (Commenced June 25, 1998)
       *Growth SC                                               *Contrafund SC2
        (Commenced June 23, 1998)                                 (Commenced January 25, 2001)
       *Growth SC2                                              *Asset Mgr. Gr. IC
        (Commenced February 6, 2001)                              (Commenced September 15, 1995)
       *High Income IC                                          *Asset Mgr. Gr. SC
        (Commenced October 23, 1987)                              (Commenced June 25, 1998)
       *High Income SC                                          *Asset Mgr. Gr. SC2
        (Commenced June 23, 1998)                                 (Commenced February 8, 2001)
       *High Income SC2
        (Commenced February 12, 2001)                       Fred Alger Management, Inc.
       *Overseas IC                                           Alger
        (Commenced October 23, 1987)                            *Balanced
       *Overseas SC                                               (Commenced June 8, 1993)
        (Commenced July 7, 1998)                                *Leveraged
       *Overseas SC2                                              (Commenced August 30, 1995)
        (Commenced February 15, 2001)
       *Asset Mgr. IC                                       Massachusetts Financial Services Company
        (Commenced February 7, 1990)                          MFS
       *Asset Mgr. SC                                           *Strategic Inc.
        (Commenced June 25, 1998)                                 (Commenced August 24, 1995)
       *Asset Mgr. SC2                                          *Utilities
        (Commenced March 15, 2001)                                (Commenced September 18, 1995)


                                     FS-34

1.  ORGANIZATION, continued

    Massachusetts Financial Services Company,               Calvert Asset Management Company, Inc.
      continued                                               (See Note 3)
      MFS, continued                                          Calvert
       *New Discovery                                           *Balanced
        (Commenced November 11, 1999)                             (Commenced May 8, 2000)
                                                                *Intl. Equity
    Morgan Stanley Investment Management                          (Commenced May 11, 2000)
      Inc. dba "Van Kampen"                                     *Mid Cap
      Morgan Stanley                                              (Commenced May 30, 2000)
       *Emerging Markets                                        *Small Cap
        (Commenced May 1, 1997)                                   (Commenced May 26, 2000)
       *Global Value                                            *Equity
        (Commenced May 2, 1997)                                   (Commenced May 6, 2002)
       *Intl. Magnum                                            *Income
        (Commenced May 1, 1997)                                   (Commenced May 6, 2002)
       *U.S. Real Estate
        (Commenced May 1, 1997)                             American Century Investment
                                                              Management, Inc.
    Ameritas Investment Corp. (See Note 3)                    American Century
    Ameritas                                                    *Income & Growth
       *Core Strat.                                               (Commenced January 25, 2001)
        (Commenced October 31, 2003)
       *Growth                                              AIM Advisors, Inc.
        (Commenced October 29, 1999)                          (formerly INVESCO Funds Group, Inc.)
       *Income and Growth                                     Invesco (formerly INVESCO Variable
        (Commenced October 29, 1999)                            Investment Funds, Inc.)
       *Index 500                                               *Dynamics (formerly VIF-Dynamics Fund)
        (Commenced October 29, 1999)                              (Commenced January 22, 2001)
       *MidCap
        (Commenced October 29, 1999)                        Salomon Brothers Asset Management, Inc.
       *Money Market                                          Salomon
        (Commenced October 28, 1999)                            *All Cap
       *Small Cap                                                 (Commenced January 18, 2001)
        (Commenced October 29, 1999)
       *Small Co. Equity                                    Summit Investment Partners, Inc.
        (Commenced January 17, 2001)                          Summit
       *Select                                                  *S&P MidCap
        (Commenced January 5, 2001)                               (Commenced January 17, 2001)
                                                                *Russell Small Cap
                                                                  (Commenced January 18, 2001)
                                                                *Nasdaq-100 Index
                                                                  (Commenced January 2, 2001)

                                                            Third Avenue Management LLC
                                                              Third Avenue
                                                                *Value
                                                                  (Commenced January 3, 2001)

                                                            The Dreyfus Corporation
                                                              Dreyfus
                                                                *MidCap
                                                                  (Commenced November 6, 2002)


2.  ACCOUNTING POLICIES

    USE OF ESTIMATES
    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

    INVESTMENTS
    The assets of the subaccounts are carried at the net asset value of the underlying portfolios, adjusted for the accrual of dividends. The value of the policyowners' units corresponds to the investment in the underlying subaccounts. The availability of investment portfolio and subaccount options may vary between products. Share transactions and security transactions are accounted for on a trade date basis.

    Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date. Realized gains and losses on the sales of investments represent the difference between the proceeds from sales of investments by the subaccounts and the cost of such shares, which is determined on a weighted average cost basis.

    FEDERAL AND STATE TAXES
    The operations of the Account are included in the federal income tax return of AVLIC, which is taxed as a life insurance company under the Internal Revenue Code. AVLIC has the right to charge the Account any federal income taxes, or provision for federal income taxes, attributable to the operations of the Account or to the policies funded in the Account. Charges for state and local taxes, if any, attributable to the Account may also be made. Currently, AVLIC does not make a charge for income taxes or other taxes.

3.  RELATED PARTIES

    Affiliates of AVLIC provided management, administrative and investment advisory services for the Ameritas and Calvert subaccounts of approximately $2,884,000 and $2,494,000 during 2004 and 2003, respectively.

4.  PURCHASES AND SALES OF INVESTMENTS

    The cost of purchases and proceeds from sales of investments in the subaccounts for the periods ended December 31, 2004 were as follows:

                                                                           Purchases                 Sales
                                                                     ----------------------  -----------------------
     Fidelity:
       Equity-Income IC                                                $        3,897,590      $       18,388,190
       Equity-Income SC                                                         1,760,672               1,987,619
       Equity-Income SC2                                                        6,687,672               1,060,559
       Growth IC                                                                4,513,355              14,742,366
       Growth SC                                                                  894,881               2,987,006
       Growth SC2                                                               4,646,003                 932,050
       High Income IC                                                          16,329,374              24,648,176
       High Income SC                                                           1,718,963               1,934,464
       High Income SC2                                                          6,094,817               3,395,529
       Overseas IC                                                              2,264,850               4,579,651


                                     FS-36

4.  PURCHASES AND SALES OF INVESTMENTS, continued
                                                                           Purchases                 Sales
                                                                     ----------------------  -----------------------
     Fidelity (continued):
       Overseas SC                                                     $        1,866,634      $        1,275,765
       Overseas SC2                                                             4,679,025               1,274,941
       Asset Mgr. IC                                                            7,281,126              16,283,191
       Asset Mgr. SC                                                              817,286               1,776,612
       Asset Mgr. SC2                                                           1,418,025                 431,678
       Inv. Bond IC                                                             8,130,794              18,775,813
       Inv. Bond SC2                                                            8,511,772               3,690,032
       Contrafund IC                                                            3,092,464               8,879,839
       Contrafund SC                                                            1,997,929               2,530,630
       Contrafund SC2                                                           8,523,231                 735,845
       Asset Mgr. Gr. IC                                                        5,817,883               7,101,529
       Asset Mgr. Gr. SC                                                          158,095                 441,847
       Asset Mgr. Gr. SC2                                                         341,564                  92,438

     Alger:
       Balanced                                                                 2,461,358               6,111,469
       Leveraged                                                                2,633,677               6,538,192

     MFS:
       Strategic Inc.                                                           4,060,322               1,448,266
       Utilities                                                                6,493,769               6,569,362
       New Discovery                                                            2,326,293               3,188,624

     Morgan Stanley:
       Emerging Markets                                                         5,083,927               4,562,335
       Global Value                                                             3,802,991               2,579,414
       Intl. Magnum                                                             1,293,257               1,041,898
       U.S. Real Estate                                                        10,918,108               7,038,374

     Ameritas:
       Core Strat.                                                              2,624,353               9,032,190
       Growth                                                                   1,432,603              10,265,429
       Income and Growth                                                        2,341,045               5,779,474
       Index 500                                                               10,837,625              20,106,587
       MidCap                                                                   6,874,712              13,381,244
       Money Market                                                            75,997,930             119,692,552
       Small Cap                                                                1,715,641               4,286,919
       Small Co. Equity                                                         5,451,154               3,931,333
       Select                                                                   4,224,024               3,683,097

     Calvert:
       Balanced                                                                 1,580,826               1,198,205
       Intl. Equity                                                             3,538,354               1,138,709
       Mid Cap                                                                  2,090,136               1,213,040
       Small Cap                                                                4,345,839               3,568,883
       Equity                                                                   2,426,912                 481,311
       Income                                                                  13,837,824               2,971,447

     American Century:
       Income & Growth                                                          6,103,444               1,569,280


                                     FS-37


4.  PURCHASES AND SALES OF INVESTMENTS, continued

                                                                           Purchases                 Sales
                                                                     ----------------------  -----------------------
     Invesco:
       Dynamics                                                        $       11,522,930      $       11,434,275

     Salomon:
       All Cap                                                                  3,777,357               2,661,678

     Summit:
       S&P MidCap                                                               4,457,488               2,359,982
       Russell Small Cap                                                        4,106,637               2,889,163
       Nasdaq-100 Index                                                         2,648,618               4,014,724

     Third Avenue:
       Value                                                                   15,608,454               6,377,346

     Dreyfus:
       MidCap                                                                   2,447,311               1,018,888

5.  UNIT VALUES

    The unit value, units, net assets, investment income ratio (Inv. Income Ratio), expense ratio and total return (certain of which are defined below) are included in the following table (amounts have been rounded).

    Inv. Income Ratio - The Inv. Income Ratio represents the dividend distributions received divided by average net assets. This ratio excludes the mortality and expense risk charge and is affected by the timing of the declaration of dividends by the underlying fund portfolio.

    Expense Ratio - The Expense Ratio represents the annualized contract expenses of the Account for the period indicated and includes only those expenses that are charged through a reduction of the unit value. Included in this category are mortality and expense charges. These fees range between .80 percent and 1.40 percent (annualized) of net assets, depending on the product selected. Expenses of the underlying fund portfolios and charges made directly to policyowner accounts through the redemption of units are excluded. For this separate account, charges made through the redemption of units ranged from $18 to $50 per policy annually or as rider charges taken as a percent of net assets ranging from .05 percent to .80 percent annualized, depending on the product and options selected.

    Total Return - The Total Return represents the change in the unit value reported year-to-date, however, subaccounts which commenced during a year, as shown in Note 1, are based on shorter return periods. These percentages do not include any expenses assessed through the redemption of units. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

    Total returns and expense ratios in this disclosure may not be applicable to all policies. Policyowners and prospective policyowners should consult policyowner statements and policy and fund prospectuses for specific performance and expense information.

                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------  ------------------------------------------------
                                                                      Inv
                          Unit                         Net Assets     Income        Expense            Total
                        Value ($)          Units           ($)        Ratio %        Ratio %           Return %
                    ------------------------------------------------------------------------------------------------
                       Min      Max                                               Min      Max      Min       Max
 Fidelity:

 Equity-Income IC
 2004                  30.71   52.38      1,833,789     77,672,395     1.64       1.25    1.40      9.98     10.14
 2003                  27.93   47.56      2,208,289     85,372,704     1.87       1.25    1.40     28.52     28.71
 2002                  21.73   36.95      2,651,704     80,600,427     1.81       1.25    1.40    (18.10)   (17.97)
 2001                  26.53   45.05      3,095,692    115,995,599     1.73       1.25    1.40     (6.28)    (6.13)

 Equity-Income SC
 2004                  31.38   31.38        477,376     14,978,185     1.47       0.95    0.95     10.33     10.33
 2003                  28.44   28.44        490,142     13,938,936     1.69       0.95    0.95     28.99     28.99
 2002                  22.05   22.05        504,581     11,124,554     1.66       0.95    0.95    (17.78)   (17.78)
 2001                  26.82   26.82        613,370     16,447,775     1.49       0.95    0.95     (5.98)    (5.98)

 Equity-Income SC2
 2004                  26.27   26.27        821,828     21,585,568     1.22       0.80    0.80     10.35     10.25
 2003                  23.80   23.80        596,628     14,201,212     1.19       0.80    0.80     29.01     29.01
 2002                  18.45   18.45        317,475      5,857,217     1.12       0.75    0.75    (17.77)   (17.77)
 2001                  22.44   22.44        143,316      3,215,490     ----       0.75    0.75     (6.79)    (6.79)

 Growth IC
 2004                  39.63   55.28      1,118,425     56,303,070     0.28       1.25    1.40      1.94      2.09
 2003                  38.88   54.14      1,312,378     64,981,706     0.28       1.25    1.40     31.00     31.20
 2002                  29.68   41.27      1,490,848     56,645,627     0.27       1.25    1.40    (31.08)   (30.98)
 2001                  43.06   59.79      2,012,029    111,763,769     0.09       1.25    1.40    (18.80)   (18.68)

 Growth SC
 2004                  40.50   40.50        344,066     13,933,309     0.17       0.95    0.95      2.29      2.29
 2003                  39.59   39.59        394,595     15,622,207     0.20       0.95    0.95     31.53     31.53
 2002                  30.10   30.10        430,633     12,962,226     0.16       0.95    0.95    (30.86)   (30.86)
 2001                  43.54   43.54        558,928     24,335,039     ----       0.95    0.95    (18.51)   (18.51)

 Growth SC2
 2004                  30.82   30.82        420,603     12,962,831     0.11       0.80    0.80      2.30      2.30
 2003                  30.13   30.13        293,933      8,855,171     0.09       0.80    0.80     31.51     31.51
 2002                  22.91   22.91        172,691      3,956,085     0.10       0.75    0.75    (30.82)   (30.82)
 2001                  33.11   33.11         81,473      2,697,946     ----       0.75    0.75    (18.98)   (18.98)

 High Income IC
 2004                  11.23   26.82      1,284,451     20,775,374    10.23       1.25    1.40      8.07      8.23
 2003                  10.39   24.78      1,945,727     29,523,355     4.53       1.25    1.40     25.51     25.69
 2002                   8.28   19.71      2,626,641     37,118,206     7.87       1.25    1.40      2.00      2.16
 2001                   8.12   19.30      2,164,097     29,976,479    19.81       1.25    1.40    (12.97)   (12.83)


                                     FS-39

5.  UNIT VALUES, continued

                                    At December 31                        For the Periods Ended December 31
                    ------------------------------------------------  ----------------------------------------------
                                                                       Inv
                          Unit                          Net Assets     Income      Expense            Total
                        Value ($)           Units          ($)         Ratio %      Ratio %           Return %
                     ------------------------------------------------------------------------------------------------
                        Min     Max                                               Min     Max      Min        Max
 Fidelity, continued:

 High Income SC
 2004                  11.48   11.48        533,222      6,121,615     8.44       0.95    0.95      8.43      8.43
 2003                  10.59   10.59        597,022      6,321,025     5.99       0.95    0.95     25.78     25.78
 2002                   8.42    8.42        483,041      4,066,099    10.58       0.95    0.95      2.64      2.64
 2001                   8.20    8.20        459,386      3,767,454    12.58       0.95    0.95    (12.73)   (12.73)

 High Income SC2
 2004                   8.84    8.84      1,293,209     11,432,698     7.69       0.80    0.80      8.51      8.51
 2003                   8.15    8.15      1,059,483      8,631,705     4.78       0.80    0.80     25.77     25.77
 2002                   6.48    6.48        486,540      3,151,666     7.37       0.75    0.75      2.52      2.52
 2001                   6.32    6.32        175,674      1,109,889     ----       0.75    0.75    (19.93)   (19.93)

 Overseas IC
 2004                  21.46   25.50        833,483     20,867,743     1.19       1.25    1.40     12.06     12.22
 2003                  19.15   22.72        934,337     20,900,887     0.86       1.25    1.40     41.37     41.59
 2002                  13.55   16.05      1,072,969     16,962,257     0.81       1.25    1.40    (21.40)   (21.27)
 2001                  17.24   20.38      1,368,794     27,501,797     9.15       1.25    1.40    (22.33)   (22.15)

 Overseas SC
 2004                  22.11   22.11        275,370      6,087,874     1.02       0.95    0.95     12.41     12.41
 2003                  19.67   19.67        247,973      4,876,735     0.76       0.95    0.95     41.85     41.85
 2002                  13.86   13.86        252,107      3,495,311     0.73       0.95    0.95    (21.09)   (21.09)
 2001                  17.57   17.57        297,479      5,227,207     5.88       0.95    0.95    (22.02)   (22.02)

 Overseas SC2
 2004                  17.28   17.28        427,850      7,392,985     0.71       0.80    0.80     12.41     12.41
 2003                  15.37   15.37        213,241      3,277,859     0.30       0.80    0.80     41.92     41.92
 2002                  10.83   10.83         89,523        969,658     0.53       0.75    0.75    (21.05)   (21.05)
 2001                  13.72   13.72         33,056        453,510     ----       0.75    0.75    (20.05)   (20.05)

 Asset Mgr. IC
 2004                  19.28   29.80      1,674,898     46,777,277     2.91       1.25    1.40      4.00      4.16
 2003                  18.54   28.61      2,036,239     54,723,573     3.77       1.25    1.40     16.34     16.52
 2002                  15.93   24.56      2,364,213     54,829,509     4.31       1.25    1.40     (9.99)    (9.86)
 2001                  17.70   27.24      3,013,436     77,664,854     4.69       1.25    1.40     (5.42)    (5.28)

 Asset Mgr. SC
 2004                  19.65   19.65        479,921      9,430,067     2.77       0.95    0.95      4.36      4.36
 2003                  18.83   18.83        540,596     10,178,233     3.51       0.95    0.95     16.79     16.79
 2002                  16.12   16.12        606,667      9,779,728     4.15       0.95    0.95     (9.71)    (9.71)
 2001                  17.85   17.85        764,614     13,651,944     4.13       0.95    0.95     (5.15)    (5.15)


                                     FS-40

5.  UNIT VALUES, continued
                                    At December 31                        For the Periods Ended December 31
                    -----------------------------------------------  -----------------------------------------------
                                                                      Inv
                          Unit                          Net Assets    Income       Expense            Total
                        Value ($)           Units           ($)       Ratio %      Ratio %           Return %
                     ------------------------------------------------------------------------------------------------
                       Min      Max                                               Min     Max       Min       Max
 Fidelity, continued:

 Asset Mgr. SC2
 2004                  15.70   15.70        276,775      4,345,550     2.35       0.80    0.80      4.34      4.34
 2003                  15.05   15.05        216,010      3,250,435     3.05       0.80    0.80     16.75     16.75
 2002                  12.89   12.89        181,645      2,341,227     3.49       0.75    0.75     (9.70)    (9.70)
 2001                  14.27   14.27        127,031      1,813,335     ----       0.75    0.75      1.17      1.17

 Inv. Bond IC
 2004                  17.14   17.64      2,749,991     53,070,449     4.47       0.95    1.40      3.00      3.47
 2003                  16.64   17.05      3,486,280     65,712,179     4.31       0.95    1.40      3.75      4.21
 2002                  16.04   21.55      4,852,807     88,749,190     3.44       0.95    1.40      8.81      9.30
 2001                  14.74   19.77      3,996,733     68,030,837     4.69       0.95    1.40      6.95      7.43

 Inv. Bond SC2
 2004                  14.98   14.98      1,413,321     21,167,319     3.59       0.80    0.80      3.36      3.36
 2003                  14.49   14.49      1,156,571     16,758,946     3.50       0.80    0.80      4.13      4.13
 2002                  13.92   13.92        925,800     12,883,191     2.07       0.75    0.75      9.27      9.27
 2001                  12.73   12.73        302,145      3,847,586     ----       0.75    0.75      5.59      5.59

 Contrafund IC
 2004                  30.56   33.31      1,804,658     58,742,332     0.34       1.25    1.40     13.87     14.04
 2003                  26.84   29.21      1,981,173     56,646,208     0.47       1.25    1.40     26.68     26.87
 2002                  21.19   23.02      2,230,859     50,346,720     0.86       1.25    1.40    (10.60)   (10.47)
 2001                  23.70   25.72      2,516,851     63,561,891     0.88       1.25    1.40    (13.47)   (13.33)

 Contrafund SC
 2004                  31.24   31.24        622,636     19,453,967     0.25       0.95    0.95     14.25     14.25
 2003                  27.35   27.35        638,401     17,458,837     0.36       0.95    0.95     27.14     27.14
 2002                  21.51   21.51        672,958     14,474,951     0.78       0.95    0.95    (10.27)   (10.27)
 2001                  23.97   23.97        795,408     19,068,712     0.75       0.95    0.95    (13.19)   (13.19)

 Contrafund SC2
 2004                  26.79   26.79        767,894     20,573,641     0.17       0.80    0.80     14.24     14.24
 2003                  23.45   23.45        446,856     10,479,823     0.21       0.80    0.80     27.20     27.20
 2002                  18.44   18.44        206,580      3,808,825     0.41       0.75    0.75    (10.27)   (10.27)
 2001                  20.55   20.55         64,084      1,316,891     0.01       0.75    0.75     (9.83)    (9.83)

 Asset Mgr. Gr. IC
 2004                  16.04   19.95        356,662      6,667,807     2.58       1.25    1.40      4.51      4.67
 2003                  15.35   19.06        438,544      7,794,129     3.00       1.25    1.40     21.63     21.81
 2002                  12.62   15.65        480,413      7,024,108     3.12       1.25    1.40    (16.70)   (16.57)
 2001                  15.15   18.76        634,496     11,177,899     3.26       1.25    1.40     (8.68)    (8.54)

                                     FS-41

5.  UNIT VALUES, continued

                                    At December 31                        For the Periods Ended December 31
                    -----------------------------------------------  -----------------------------------------------
                                                                      Inv
                          Unit                          Net Assets    Income       Expense            Total
                        Value ($)            Units          ($)       Ratio %      Ratio %           Return %
                     ------------------------------------------------------------------------------------------------
                       Min      Max                                               Min     Max      Min       Max
 Fidelity, continued:

 Asset Mgr. Gr. SC
 2004                  16.34   16.34         95,010      1,552,085     2.28       0.95    0.95      4.85      4.85
 2003                  15.58   15.58        114,295      1,780,727     2.89       0.95    0.95     21.99     21.99
 2002                  12.77   12.77        130,467      1,666,324     2.99       0.95    0.95    (16.33)   (16.33)
 2001                  15.27   15.27        184,602      2,818,233     2.95       0.95    0.95     (8.38)    (8.38)

 Asset Mgr. Gr. SC2
 2004                  13.19   13.19         69,339        914,903     1.93       0.80    0.80      4.79      4.79
 2003                  12.59   12.59         50,389        634,489     1.91       0.80    0.80     22.07     22.07
 2002                  10.32   10.32         21,715        224,005     2.09       0.75    0.75    (16.45)   (16.45)
 2001                  12.35   12.35         17,035        210,330     ----       0.75    0.75     (8.67)    (8.67)

 Alger:

 Balanced
 2004                  14.30   15.96      1,830,797     34,804,835     1.52       0.80    1.40      3.11      3.73
 2003                  13.79   15.48      1,980,220     37,498,618     2.07       0.80    1.40     17.38     18.11
 2002                  11.67   23.75      1,996,710     33,302,801     1.71       0.75    1.40    (13.51)   (12.94)
 2001                  13.41   27.42      2,389,543     47,047,332     1.44       0.75    1.40     (6.03)    (2.64)

 Leveraged
 2004                  30.48   34.55        770,892     26,553,481     ----       0.80    1.40      6.68      7.33
 2003                  28.40   32.38        874,892     28,444,270     ----       0.80    1.40     32.86     33.68
 2002                  21.25   25.03        913,223     22,528,976     0.01       0.75    1.40    (34.83)   (34.40)
 2001                  32.39   38.36      1,380,909     52,421,709     ----       0.75    1.40    (18.67)   (16.52)

 MFS:

 Strategic Inc.
 2004                  13.12   13.80        850,796     11,653,491     4.97       0.80    1.40      6.23      6.87
 2003                  12.27   12.99        676,519      8,767,550     5.82       0.80    1.40      8.85      9.52
 2002                  11.21   13.21        657,861      7,976,396     2.85       0.75    1.40      6.90      7.59
 2001                  10.42   12.34        303,463      3,426,490     3.56       0.75    1.40      2.52      3.76

 Utilities
 2004                  23.68   26.26      1,597,663     44,239,627     1.46       0.80    1.40     28.39     29.16
 2003                  18.34   20.46      1,590,499     34,774,380     2.32       0.80    1.40     34.02     34.84
 2002                  13.60   18.48      1,730,077     28,451,130     2.78       0.75    1.40    (23.83)   (23.33)
 2001                  17.74   24.23      2,445,809     52,908,280     3.35       0.75    1.40    (26.48)   (24.92)


                                     FS-42



5.  UNIT VALUES, continued

                                    At December 31                        For the Periods Ended December 31
                    -----------------------------------------------  -----------------------------------------------
                                                                      Inv
                          Unit                         Net Assets     Income        Expense            Total
                        Value ($)           Units          ($)        Ratio %       Ratio %           Return %
                    ------------------------------------------------------------------------------------------------
                       Min      Max                                              Min      Max      Min       Max
 MFS, continued:

 New Discovery
 2004                  14.84   14.90        912,691     13,658,253     ----       0.80    1.40      5.04      5.67
 2003                  14.10   14.12        964,774     13,705,452     ----       0.80    1.40     31.87     32.68
 2002                  10.63   10.86      1,047,597     11,264,675     ----       0.75    1.40    (32.58)   (32.14)
 2001                  15.67   16.04      1,277,022     20,347,864     ----       0.75    1.40    (10.49)    (5.92)

 Morgan Stanley:

 Emerging Markets
 2004                  10.80   12.19        803,468      9,735,116     0.68       0.80    1.40     21.40     22.13
 2003                   8.84   10.04        767,335      7,725,490     ----       0.80    1.40     47.59     48.50
 2002                   5.95    7.02        632,267      4,359,541     ----       0.75    1.40    (10.18)    (9.58)
 2001                   6.59    7.80        637,204      4,912,933     ----       0.75    1.40    (15.24)    (7.37)

 Global Value
 2004                  14.48   15.92      1,329,289     20,680,538     0.76       0.80    1.40     11.96     12.64
 2003                  12.86   14.22      1,224,204     17,182,122     ----       0.80    1.40     27.17     27.96
 2002                  10.05   11.45      1,126,247     12,508,839     1.23       0.75    1.40    (18.02)   (17.48)
 2001                  12.18   13.90        958,087     13,061,890     1.20       0.75    1.40     (8.33)    (5.32)

 Intl. Magnum
 2004                  11.29   11.48        501,427      5,801,979     2.85       0.80    1.40     15.76     16.45
 2003                   9.75    9.86        485,767      4,845,723     0.13       0.80    1.40     25.64     26.42
 2002                   7.76    8.02        504,768      4,005,729     0.92       0.75    1.40    (18.01)   (17.43)
 2001                   9.45    9.76        483,954      4,675,050     0.44       0.75    1.40    (20.46)   (14.03)

 U.S. Real Estate
 2004                  22.83   23.89      1,231,317     29,476,091     1.61       0.80    1.40     34.50     35.31
 2003                  16.87   17.76      1,063,064     19,011,493     ----       0.80    1.40     35.61     36.44
 2002                  12.36   13.61      1,030,293     13,604,605     3.10       0.75    1.40     (2.15)    (1.52)
 2001                  12.56   13.88        802,283     10,951,250     4.62       0.75    1.40      8.31      9.27

 Ameritas:

 Core Strat.
 2004                  16.71   17.35      2,969,639     50,085,955     0.83       0.80    1.40      6.58      7.23
 2003                  15.68   16.19      3,375,071     53,229,612     ----       0.80    1.40      4.16      4.25
 2002                   ----    ----           ----           ----     ----       ----    ----     ----      ----
 2001                   ----    ----           ----           ----     ----       ----    ----     ----      ----


                                     FS-43



5.  UNIT VALUES, continued

                                    At December 31                        For the Periods Ended December 31
                    -----------------------------------------------  -----------------------------------------------
                                                                      Inv
                          Unit                         Net Assets     Income       Expense            Total
                        Value ($)           Units          ($)        Ratio %      Ratio %           Return %
                     ------------------------------------------------------------------------------------------------
                       Min      Max                                              Min      Max      Min       Max
 Ameritas, continued:

 Growth
 2004                  44.65   46.42      1,136,508     59,573,238     0.13       0.80    1.40      4.11      4.74
 2003                  42.63   44.59      1,291,026     65,462,767     ----       0.80    1.40     33.62     34.45
 2002                  31.71   42.26      1,390,858     53,174,756     ----       0.75    1.40    (34.20)   (33.76)
 2001                  47.88   64.13      1,741,991    102,000,411     0.04       0.75    1.40    (17.95)   (12.79)

 Income and Growth
 2004                  13.34   14.41      1,581,729     34,986,031     0.93       0.80    1.40      6.36      7.00
 2003                  12.47   13.54      1,662,697     36,166,299     0.55       0.80    1.40     28.23     29.02
 2002                   9.66   30.92      1,798,980     31,882,439     0.32       0.75    1.40    (31.41)   (30.96)
 2001                  14.00   45.01      2,242,207     59,683,518     0.44       0.75    1.40    (16.56)   (15.10)

 Index 500
 2004                 135.73  139.09        616,463     87,165,391     1.69       0.80    1.40      8.97      9.62
 2003                 124.57  126.88        689,774     89,405,300     1.44       0.80    1.40     26.46     27.24
 2002                  98.50  107.37        737,175     75,560,932     1.24       0.75    1.40    (23.37)   (22.87)
 2001                 128.56  139.92        885,297    118,518,630     1.33       0.75    1.40    (15.24)   (13.25)

 MidCap
 2004                  36.36   42.51      1,211,183     53,052,444     ----       0.80    1.40     11.82     12.50
 2003                  32.32   38.02      1,347,667     53,456,444     ----       0.80    1.40     45.26     46.15
 2002                  22.12   28.63      1,425,966     39,275,971     ----       0.75    1.40    (30.88)   (30.42)
 2001                  31.79   41.42      1,853,185     74,180,603     ----       0.75    1.40    (10.65)    (7.99)

 Money Market
 2004                   1.40    1.13     44,704,673     55,067,625     1.13       0.80    1.40     (0.24)     0.37
 2003                   1.04    1.14     76,045,662     98,758,729     1.01       0.80    1.40     (0.40)     0.21
 2002                   1.04    1.76    107,689,577    136,606,206     1.60       0.75    1.40      0.19      0.84
 2001                   1.03    1.75    126,226,601    163,172,170     3.82       0.75    1.40      2.49      3.16

 Small Cap
 2004                  26.25   28.67        747,586     23,843,058     ----       0.80    1.40      0.92      1.53
 2003                  25.85   28.41        814,357     26,055,598     ----       0.80    1.40     36.94     37.79
 2002                  18.76   25.15        859,877     20,349,306     ----       0.75    1.40    (36.14)   (35.72)
 2001                  29.19   39.33      1,053,110     39,545,615     ----       0.75    1.40    (28.28)   (25.22)

 Small Co. Equity
 2004                  27.30   27.97        801,492     22,202,763     ----       0.80    1.40     13.58     14.27
 2003                  24.04   24.47        793,639     19,258,883     ----       0.80    1.40     34.03     34.86
 2002                  17.92   18.15        780,509     14,076,510     ----       0.75    1.40     (8.59)    (8.00)
 2001                  19.60   19.73        541,693     10,649,441     ----       0.75    1.40     10.31     28.09


                                     FS-44


5.  UNIT VALUES, continued

                                    At December 31                        For the Periods Ended December 31
                    -----------------------------------------------  -----------------------------------------------
                                                                      Inv
                          Unit                         Net Assets     Income        Expense            Total
                        Value ($)          Units           ($)        Ratio %        Ratio %           Return %
                    ------------------------------------------------------------------------------------------------
                       Min      Max                                               Min     Max      Min       Max
 Ameritas, continued:

 Select
 2004                  20.48   20.99      1,405,535     29,238,076     0.38       0.80    1.40      7.66      8.31
 2003                  19.02   19.38      1,372,759     26,386,900     0.18       0.80    1.40     27.44     28.22
 2002                  14.92   15.12      1,444,144     21,686,402     0.04       0.75    1.40    (15.22)   (14.67)
 2001                  17.60   17.72      1,035,755     18,287,445     ----       0.75    1.40      3.05     14.94

 Calvert:

 Balanced
 2004                   2.05    2.09      3,808,320      7,898,431     1.78       0.80    1.40      6.75      7.39
 2003                   1.91    1.96      3,637,910      7,045,644     2.23       0.80    1.40     17.67     18.39
 2002                   1.61    1.68      2,964,969      4,875,706     2.99       0.75    1.40    (13.37)   (12.80)
 2001                   1.85    1.93      2,333,810      4,450,003     8.13       0.75    1.40     (8.23)    (7.63)

 Intl. Equity
 2004                  18.69   19.71        441,146      8,412,415     1.05       0.80    1.40     16.31     17.01
 2003                  15.98   16.95        296,399      4,878,969     3.26       0.80    1.40     29.86     30.66
 2002                  12.23   13.24        154,289      1,957,110     ----       0.75    1.40    (16.19)   (15.58)
 2001                  14.49   15.72         61,300        940,884     0.17       0.75    1.40    (25.81)   (19.39)

 Mid Cap
 2004                  27.33   28.51        216,437      6,009,377     ----       0.80    1.40      7.81      8.46
 2003                  25.20   26.44        179,942      4,646,109     ----       0.80    1.40     29.85     30.65
 2002                  19.29   20.60        162,385      3,255,004     ----       0.75    1.40    (29.22)   (28.76)
 2001                  27.08   28.98        135,435      3,863,934     ----       0.75    1.40    (16.92)   (12.75)

 Small Cap
 2004                  17.45   17.51        493,578      8,657,391     ----       0.80    1.40      8.92      9.57
 2003                  15.93   16.08        444,536      7,145,358     1.61       0.80    1.40     37.64     38.49
 2002                  11.50   11.82        432,908      5,054,522     1.38       0.75    1.40    (23.62)   (23.12)
 2001                  14.96   15.40        256,580      3,928,573     ----       0.75    1.40      4.77     10.09

 Equity
 2004                  16.36   16.61        302,477      5,017,846     0.09       0.80    1.40      5.67      6.30
 2003                  15.49   15.62        175,757      2,743,101     0.02       0.80    1.40     20.48     21.22
 2002                  12.85   12.89         49,237        634,340     ----       0.75    1.40    (14.16)    (1.39)
 2001                   ----    ----           ----           ----     ----       ----    ----     ----      ----

                                     FS-45



5.  UNIT VALUES, continued

                                    At December 31                        For the Periods Ended December 31
                    -----------------------------------------------  -----------------------------------------------
                                                                      Inv
                          Unit                          Net Assets    Income        Expense            Total
                        Value ($)           Units           ($)       Ratio %       Ratio %           Return %
                    ------------------------------------------------------------------------------------------------
                        Min     Max                                               Min      Max      Min       Max
 Calvert, continued:

 Income
 2004                  18.37   18.66      1,221,632     22,729,773     3.25       0.80    1.40      4.20      4.83
 2003                  17.63   17.80        691,160     12,271,665     4.56       0.80    1.40     11.15     11.83
 2002                  15.84   15.91        338,250      5,376,090     2.38       0.75    1.40      5.55      6.03
 2001                   ----    ----           ----           ----     ----       ----    ----     ----      ----

 American Century:

 Income & Growth
 2004                   7.22    7.45      3,744,893     27,696,223     1.30       0.80    1.40     11.42     12.09
 2003                   6.48    6.65      3,089,516     20,394,298     1.12       0.80    1.40     27.56     28.35
 2002                   5.08    5.18      2,293,410     11,805,010     0.88       0.75    1.40    (20.49)   (19.97)
 2001                   6.39    6.47      1,385,883      8,929,636     0.04       0.75    1.40    (12.24)    (5.95)

 Invesco:

 Dynamics
 2004                  12.75   13.14        504,640      6,610,221     ----       0.80    1.40     11.76     12.44
 2003                  11.41   11.69        486,857      5,680,042     ----       0.80    1.40     35.92     36.75
 2002                   8.36    8.66        494,498      4,228,497     ----       0.75    1.40    (32.85)   (32.41)
 2001                  12.44   12.84        517,622      6,555,574     ----       0.75    1.40    (32.30)   (20.95)

 Salomon:

 All Cap
 2004                  16.43   16.85        927,057     15,479,776     0.54       0.80    1.40      6.81      7.45
 2003                  15.38   15.68        857,091     13,334,385     0.29       0.80    1.40     37.11     37.95
 2002                  11.22   11.37        761,026      8,596,618     0.32       0.75    1.40    (26.10)   (25.61)
 2001                  15.18   15.28      1,143,129     17,412,356     0.98       0.75    1.40     (5.51)    (2.12)

 Summit:

 S&P MidCap
 2004                  14.75   15.11        812,933     11,856,648     0.24       0.80    1.40     14.15     14.84
 2003                  12.92   13.15        649,242      8,281,111     0.49       0.80    1.40     32.87     33.69
 2002                   7.78    9.84        456,161      4,319,224     0.42       0.75    1.40    (16.32)   (15.77)
 2001                   9.28   11.68        191,596      2,083,591     0.23       0.75    1.40     (2.89)    (0.63)

 Russell Small Cap
 2004                  12.49   12.77        930,348     12,039,820     0.20       0.80    1.40     16.07     16.76
 2003                  10.76   10.94        827,249      9,207,414     0.46       0.80    1.40     44.19     45.08
 2002                   7.47    7.86        492,859      3,766,071     0.16       0.75    1.40    (22.15)   (21.64)
 2001                   9.59   10.05        295,890      2,902,053     0.75       0.75    1.40     (3.63)     1.49


                                     FS-46



5.  UNIT VALUES, continued

                                    At December 31                        For the Periods Ended December 31
                    -----------------------------------------------  -----------------------------------------------
                                                                      Inv
                          Unit                          Net Assets    Income        Expense            Total
                        Value ($)           Units           ($)       Ratio %       Ratio %           Return %
                    ------------------------------------------------------------------------------------------------
                        Min      Max                                              Min      Max      Min       Max
 Summit, continued:

 Nasdaq-100 Index
 2004                   4.31    4.43      1,942,905      8,516,209     ----       0.80    1.40      8.56      9.21
 2003                   3.97    4.05      2,286,068      9,188,753     ----       0.80    1.40     46.58     47.48
 2002                   2.71    2.75      1,554,366      4,244,432     ----       0.75    1.40    (38.37)   (37.96)
 2001                   4.40    4.43      1,104,588      4,874,086     ----       0.75    1.40    (41.57)   (19.00)

 Third Avenue:

 Value
 2004                  24.96   25.59      2,526,763     63,994,756     0.55       0.80    1.40     18.23     18.94
 2003                  21.11   21.52      2,141,540     45,672,021     0.20       0.80    1.40     40.55     41.42
 2002                  15.01   15.22      1,703,750     25,754,839     0.20       0.75    1.40    (11.96)   (11.38)
 2001                  17.05   17.17      1,202,238     20,575,214     0.13       0.75    1.40      3.93     10.23

 Dreyfus:

 MidCap
 2004                  17.57   17.79        261,153      4,629,830     0.22       0.80    1.40     12.64     13.32
 2003                  15.59   15.70        178,299      2,790,732     0.30       0.80    1.40     29.66     30.46
 2002                  12.02   12.03          7,463         89,782     0.47       0.75    1.40     (2.35)     0.11
 2001                   ----    ----           ----           ----     ----       ----    ----     ----      ----

6.  CHANGES IN UNITS OUTSTANDING
    The changes in units outstanding were as follows:

                                                     2004                     2003
                                             ---------------------     --------------------

    Fidelity:

    Equity-Income IC
    Units issued                                        878,329                 5,626,591
    Units redeemed                                   (1,252,829)               (6,070,006)
                                             ---------------------     --------------------
    Net increase(decrease)                             (374,500)                 (443,415)
                                             =====================     ====================

    Equity-Income SC
    Units issued                                        328,294                   559,154
    Units redeemed                                     (341,060)                 (573,593)
                                             ---------------------     --------------------
    Net increase(decrease)                              (12,766)                  (14,439)
                                             =====================     ====================

    Equity-Income SC2
    Units issued                                        787,913                   620,142
    Units redeemed                                     (562,713)                 (340,989)
                                             ---------------------     --------------------
    Net increase(decrease)                              225,200                   279,153
                                             =====================     ====================

                                     FS-47



6.  CHANGES IN UNITS OUTSTANDING, continued

                                                     2004                     2003
                                             ---------------------     --------------------
    Fidelity, continued:

    Growth IC
    Units issued                                      1,304,569                14,605,858
    Units redeemed                                   (1,498,522)              (14,784,328)
                                             ---------------------     --------------------
    Net increase(decrease)                             (193,953)                 (178,470)
                                             =====================     ====================

    Growth SC
    Units issued                                        229,848                   758,323
    Units redeemed                                     (280,377)                 (794,361)
                                             ---------------------     --------------------
    Net increase(decrease)                              (50,529)                  (36,038)
                                             =====================     ====================

    Growth SC2
    Units issued                                        421,847                   296,427
    Units redeemed                                     (295,177)                 (175,185)
                                             ---------------------     --------------------
    Net increase(decrease)                              126,670                   121,242
                                             =====================     ====================

    High Income IC
    Units issued                                      2,001,115                15,824,479
    Units redeemed                                   (2,662,391)              (16,505,393)
                                             ---------------------     --------------------
    Net increase(decrease)                             (661,276)                 (680,914)
                                             =====================     ====================

    High Income SC
    Units issued                                        538,114                 1,522,026
    Units redeemed                                     (601,914)               (1,408,045)
                                             ---------------------     --------------------
    Net increase(decrease)                              (63,800)                  113,981
                                             =====================     ====================

    High Income SC2
    Units issued                                      1,733,679                 1,744,130
    Units redeemed                                   (1,499,953)               (1,171,187)
                                             ---------------------     --------------------
    Net increase(decrease)                              233,726                   572,943
                                             =====================     ====================

    Overseas IC
    Units issued                                        685,487                15,811,216
    Units redeemed                                     (786,341)              (15,949,848)
                                             ---------------------     --------------------
    Net increase(decrease)                             (100,854)                 (138,632)
                                             =====================     ====================

    Overseas SC
    Units issued                                        305,306                   749,154
    Units redeemed                                     (277,909)                 (753,288)
                                             ---------------------     --------------------
    Net increase(decrease)                               27,397                    (4,134)
                                             =====================     ====================

    Overseas SC2
    Units issued                                        716,209                   338,419
    Units redeemed                                     (501,600)                 (214,701)
                                             ---------------------     --------------------
    Net increase(decrease)                              214,609                   123,718
                                             =====================     ====================


                                     FS-48


6.  CHANGES IN UNITS OUTSTANDING, continued

                                                     2004                     2003
                                             ---------------------     --------------------
    Fidelity, continued:

    Asset Mgr. IC
    Units issued                                        528,649                 1,319,992
    Units redeemed                                     (889,990)               (1,647,966)
                                             ---------------------     --------------------
    Net increase(decrease)                             (361,341)                 (327,974)
                                             =====================     ====================

    Asset Mgr. SC
    Units issued                                        137,971                   232,651
    Units redeemed                                     (198,646)                 (298,722)
                                             ---------------------     --------------------
    Net increase(decrease)                              (60,675)                  (66,071)
                                             =====================     ====================

    Asset Mgr. SC2
    Units issued                                        164,297                   124,978
    Units redeemed                                     (103,532)                  (90,613)
                                             ---------------------     --------------------
    Net increase(decrease)                               60,765                    34,365
                                             =====================     ====================

    Inv. Bond IC
    Units issued                                      1,964,288                 6,910,549
    Units redeemed                                   (2,700,577)               (8,277,076)
                                             ---------------------     --------------------
    Net increase(decrease)                             (736,289)               (1,366,527)
                                             =====================     ====================

    Inv. Bond SC2
    Units issued                                      1,577,146                 1,667,431
    Units redeemed                                   (1,320,396)               (1,436,660)
                                             ---------------------     --------------------
    Net increase(decrease)                              256,750                   230,771
                                             =====================     ====================

    Contrafund IC
    Units issued                                        846,901                 3,636,590
    Units redeemed                                   (1,023,416)               (3,886,276)
                                             ---------------------     --------------------
    Net increase(decrease)                             (176,515)                 (249,686)
                                             =====================     ====================

    Contrafund SC
    Units issued                                        369,085                   528,975
    Units redeemed                                     (384,850)                 (563,532)
                                             ---------------------     --------------------
    Net increase(decrease)                              (15,765)                  (34,557)
                                             =====================     ====================

    Contrafund SC2
    Units issued                                        893,988                   523,091
    Units redeemed                                     (572,950)                 (282,815)
                                             ---------------------     --------------------
    Net increase(decrease)                              321,038                   240,276
                                             =====================     ====================

    Asset Mgr. Gr. IC
    Units issued                                        515,063                   696,682
    Units redeemed                                     (596,945)                 (738,551)
                                             ---------------------     --------------------
    Net increase(decrease)                              (81,882)                  (41,869)
                                             =====================     ====================


                                     FS-49


6.  CHANGES IN UNITS OUTSTANDING, continued

                                                     2004                     2003
                                             ---------------------     --------------------
    Fidelity, continued:

    Asset Mgr. Gr. SC
    Units issued                                         30,285                   112,058
    Units redeemed                                      (49,570)                 (128,230)
                                             ---------------------     --------------------
    Net increase(decrease)                              (19,285)                  (16,172)
                                             =====================     ====================

    Asset Mgr. Gr. SC2
    Units issued                                         56,768                    43,594
    Units redeemed                                      (37,818)                  (14,920)
                                             ---------------------     --------------------
    Net increase(decrease)                               18,950                    28,674
                                             =====================     ====================

    Alger:

    Balanced
    Units issued                                      1,153,816                 2,018,719
    Units redeemed                                   (1,303,239)               (2,035,209)
                                             ---------------------     --------------------
    Net increase(decrease)                             (149,423)                  (16,490)
                                             =====================     ====================

    Leveraged
    Units issued                                        665,875                 3,539,813
    Units redeemed                                     (769,875)               (3,578,144)
                                             ---------------------     --------------------
    Net increase(decrease)                             (104,000)                  (38,331)
                                             =====================     ====================

    MFS:

    Strategic Inc.
    Units issued                                        991,290                 2,258,775
    Units redeemed                                     (817,013)               (2,240,117)
                                             ---------------------     --------------------
    Net increase(decrease)                              174,277                    18,658
                                             =====================     ====================

    Utilities
    Units issued                                        994,330                 2,775,015
    Units redeemed                                     (987,166)               (2,914,593)
                                             ---------------------     --------------------
    Net increase(decrease)                                7,164                  (139,578)
                                             =====================     ====================

    New Discovery
    Units issued                                      1,021,377                 6,212,685
    Units redeemed                                   (1,073,460)               (6,295,508)
                                             ---------------------     --------------------
    Net increase(decrease)                              (52,083)                  (82,823)
                                             =====================     ====================

    Morgan Stanley:

    Emerging Markets
    Units issued                                      1,261,539                 2,548,007
    Units redeemed                                   (1,225,406)               (2,412,939)
                                             ---------------------     --------------------
    Net increase(decrease)                               36,133                   135,068
                                             =====================     ====================


                                     FS-50



6.  CHANGES IN UNITS OUTSTANDING, continued

                                                     2004                     2003
                                             ---------------------     --------------------
    Morgan Stanley, continued:

    Global Value
    Units issued                                      1,292,166                 1,631,101
    Units redeemed                                   (1,187,081)               (1,533,144)
                                             ---------------------     --------------------
    Net increase(decrease)                              105,085                    97,957
                                             =====================     ====================

    Intl. Magnum
    Units issued                                        439,375                 1,886,057
    Units redeemed                                     (423,715)               (1,905,058)
                                             ---------------------     --------------------
    Net increase(decrease)                               15,660                   (19,001)
                                             =====================     ====================

    U.S. Real Estate
    Units issued                                      1,705,015                 2,974,605
    Units redeemed                                   (1,536,762)               (2,941,834)
                                             ---------------------     --------------------
    Net increase(decrease)                              168,253                    32,771
                                             =====================     ====================

    Ameritas:

    Core Strat.
    Units issued                                      1,710,761                 3,723,085
    Units redeemed                                   (2,116,193)                 (348,014)
                                             ---------------------     --------------------
    Net increase(decrease)                             (405,432)                3,375,071
                                             =====================     ====================

    Growth
    Units issued                                        759,262                 4,655,260
    Units redeemed                                     (913,780)               (4,755,092)
                                             ---------------------     --------------------
    Net increase(decrease)                             (154,518)                  (99,832)
                                             =====================     ====================

    Income and Growth
    Units issued                                      1,037,172                 3,213,854
    Units redeemed                                   (1,118,140)               (3,350,137)
                                             ---------------------     --------------------
    Net increase(decrease)                              (80,968)                 (136,283)
                                             =====================     ====================

    Index 500
    Units issued                                        379,839                 1,754,488
    Units redeemed                                     (453,150)               (1,801,889)
                                             ---------------------     --------------------
    Net increase(decrease)                              (73,311)                  (47,401)
                                             =====================     ====================

    MidCap
    Units issued                                      1,240,326                12,203,796
    Units redeemed                                   (1,376,810)              (12,282,095)
                                             ---------------------     --------------------
    Net increase(decrease)                             (136,484)                  (78,299)
                                             =====================     ====================

                                     FS-51



6.  CHANGES IN UNITS OUTSTANDING, continued

                                                     2004                     2003
                                             ---------------------     --------------------
    Ameritas, continued:

    Money Market
    Units issued                                    246,081,887             1,173,172,303
    Units redeemed                                 (277,422,876)           (1,204,816,218)
                                             ---------------------     --------------------
    Net increase(decrease)                          (31,340,989)              (31,643,915)
                                             =====================     ====================

    Small Cap
    Units issued                                      1,313,957                15,460,916
    Units redeemed                                   (1,380,728)              (15,506,436)
                                             ---------------------     --------------------
    Net increase(decrease)                              (66,771)                  (45,520)
                                             =====================     ====================

    Small Co. Equity
    Units issued                                        980,575                 1,862,749
    Units redeemed                                     (972,722)               (1,849,619)
                                             ---------------------     --------------------
    Net increase(decrease)                                7,853                    13,130
                                             =====================     ====================

    Select
    Units issued                                      1,329,013                 1,939,953
    Units redeemed                                   (1,296,237)               (2,011,338)
                                             ---------------------     --------------------
    Net increase(decrease)                               32,776                   (71,385)
                                             =====================     ====================

    Calvert:

    Balanced
    Units issued                                      2,715,532                 3,364,951
    Units redeemed                                   (2,545,122)               (2,692,010)
                                             ---------------------     --------------------
    Net increase(decrease)                              170,410                   672,941
                                             =====================     ====================

    Intl. Equity
    Units issued                                        620,255                   431,354
    Units redeemed                                     (475,508)                 (289,244)
                                             ---------------------     --------------------
    Net increase(decrease)                              144,747                   142,110
                                             =====================     ====================

    Mid Cap
    Units issued                                        200,159                   308,788
    Units redeemed                                     (163,664)                 (291,231)
                                             ---------------------     --------------------
    Net increase(decrease)                               36,495                    17,557
                                             =====================     ====================

    Small Cap
    Units issued                                        678,048                   866,273
    Units redeemed                                     (629,006)                 (854,645)
                                             ---------------------     --------------------
    Net increase(decrease)                               49,042                    11,628
                                             =====================     ====================

                                     FS-52



6.  CHANGES IN UNITS OUTSTANDING, continued

                                                     2004                     2003
                                             ---------------------     --------------------
    Calvert, continued:

    Equity
    Units issued                                        441,865                   193,471
    Units redeemed                                     (315,145)                  (66,951)
                                             ---------------------     --------------------
    Net increase(decrease)                              126,720                   126,520
                                             =====================     ====================

    Income
    Units issued                                      1,547,115                   901,572
    Units redeemed                                   (1,016,643)                 (548,662)
                                             ---------------------     --------------------
    Net increase(decrease)                              530,472                   352,910
                                             =====================     ====================

    American Century:

    Income & Growth
    Units issued                                      3,989,631                 4,244,501
    Units redeemed                                   (3,334,254)               (3,448,395)
                                             ---------------------     --------------------
    Net increase(decrease)                              655,377                   796,106
                                             =====================     ====================

    Invesco:

    Dynamics
    Units issued                                      3,083,057                 7,766,690
    Units redeemed                                   (3,065,274)               (7,774,331)
                                             ---------------------     --------------------
    Net increase(decrease)                               17,783                    (7,641)
                                             =====================     ====================

    Salomon:

    All Cap
    Units issued                                        967,986                 1,201,356
    Units redeemed                                     (898,020)               (1,105,291)
                                             ---------------------     --------------------
    Net increase(decrease)                               69,966                    96,065
                                             =====================     ====================

    Summit:

    S&P MidCap
    Units issued                                        957,925                 1,138,147
    Units redeemed                                     (794,234)                 (945,066)
                                             ---------------------     --------------------
    Net increase(decrease)                              163,691                   193,081
                                             =====================     ====================

    Russell Small Cap
    Units issued                                        927,428                 1,127,319
    Units redeemed                                     (824,329)                 (792,929)
                                             ---------------------     --------------------
    Net increase(decrease)                              103,099                   334,390
                                             =====================     ====================

    Nasdaq-100 Index
    Units issued                                      2,218,624                 5,549,766
    Units redeemed                                   (2,561,787)               (4,818,064)
                                             ---------------------     --------------------
    Net increase(decrease)                             (343,163)                  731,702
                                             =====================     ====================


                                     FS-53


6.  CHANGES IN UNITS OUTSTANDING, continued

                                                     2004                     2003
                                             ---------------------     --------------------
    Third Avenue:

    Value
    Units issued                                      2,913,052                 3,164,794
    Units redeemed                                   (2,527,829)               (2,727,004)
                                             ---------------------     --------------------
    Net increase(decrease)                              385,223                   437,790
                                             =====================     ====================

    Dreyfus:

    MidCap
    Units issued                                        291,084                   259,659
    Units redeemed                                     (208,230)                  (88,823)
                                             ---------------------     --------------------
    Net increase(decrease)                               82,854                   170,836
                                             =====================     ====================


INDEPENDENT AUDITORS' REPORT

To the Board of Directors
Ameritas Variable Life Insurance Company
Lincoln, Nebraska

We have audited the accompanying balance sheets of Ameritas Variable Life Insurance Company (a wholly owned subsidiary of AMAL Corporation) as of December 31, 2004 and 2003, and the related statements of operations, comprehensive income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2004. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of Ameritas Variable Life Insurance Company as of December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2004, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Lincoln, Nebraska
February 22, 2005

                                     AMERITAS VARIABLE LIFE INSURANCE COMPANY
                                                  BALANCE SHEETS
                                         (in thousands, except share data)

                                                                                           December 31
                                                                              --------------------------------------
                                                                                    2004                2003
                                                                              ------------------ -------------------
                                    ASSETS

Investments:
    Fixed maturity securities available for sale (amortized cost
       $410,914 - 2004 and $411,229 - 2003)                                    $       420,055    $       422,813
    Equity securities available for sale (cost
       $1,184 - 2004 and $1,782 - 2003)                                                  1,331              1,848
    Mortgage loans on real estate                                                       10,295             11,927
    Loans on insurance policies                                                         36,026             33,851
                                                                              ------------------ -------------------
                             Total Investments                                         467,707            470,439
                                                                              ------------------ -------------------

Cash and cash equivalents                                                               48,560             39,385
Accrued investment income                                                                5,899              6,085
Reinsurance receivable-affiliate                                                           135                117
Reinsurance recoverable                                                                    938              1,502
Prepaid reinsurance premiums                                                             5,456              5,134
Deferred policy acquisition costs                                                      191,966            189,453
Other assets                                                                               667              1,178
Separate accounts                                                                    1,916,448          1,862,977
                                                                              ------------------ -------------------
                             Total Assets                                      $     2,637,776    $     2,576,270
                                                                              ================== ===================




The accompanying notes are an integral part of these financial statements.


                                      FP-2

                                     AMERITAS VARIABLE LIFE INSURANCE COMPANY
                                                  BALANCE SHEETS
                                         (in thousands, except share data)

                                                                                           December 31
                                                                              --------------------------------------
                                                                                    2004                2003
                                                                              ------------------ -------------------
                     LIABILITIES AND STOCKHOLDER'S EQUITY

LIABILITIES
Policy and contract reserves                                                   $         4,490    $         5,668
Policy and contract claims                                                               1,790              2,459
Accumulated contract values                                                            503,665            501,154
Unearned policy charges                                                                  8,046              6,754
Unearned reinsurance ceded allowance                                                     4,201              4,774
Current federal income tax payable                                                       2,296              2,970
Deferred income tax payable                                                             16,473             17,756
Accounts payable - affiliates                                                            3,141              7,477
Other liabilities                                                                        6,408              7,081
Separate accounts                                                                    1,916,448          1,862,977
                                                                              ------------------ -------------------
                           Total Liabilities                                         2,466,958          2,419,070
                                                                              ------------------ -------------------

COMMITMENTS AND CONTINGENCIES

STOCKHOLDER'S EQUITY
Common stock, par value $100 per share; authorized
  50,000 shares, issued and outstanding 40,000 shares                                    4,000              4,000
Additional paid-in capital                                                              89,904             89,904
Retained earnings                                                                       75,817             62,048
Accumulated other comprehensive income                                                   1,097              1,248
                                                                              ------------------ -------------------
                           Total Stockholder's Equity                                  170,818            157,200
                                                                              ------------------ -------------------

                           Total Liabilities and Stockholder's Equity          $     2,637,776    $     2,576,270
                                                                              ================== ===================


The accompanying notes are an integral part of these financial statements.

                                     AMERITAS VARIABLE LIFE INSURANCE COMPANY
                                             STATEMENTS OF OPERATIONS
                                                  (in thousands)

                                                                           Years Ended December 31
                                                          ----------------------------------------------------------
                                                                 2004               2003                2002
                                                          ------------------- ------------------ -------------------
INCOME:
Insurance revenues:
    Premiums                                               $          419      $            2     $            9
    Contract charges                                               73,244              69,799             69,072
    Premium-reinsurance ceded                                     (14,826)            (15,289)           (13,166)
    Reinsurance ceded allowance                                     4,820               4,815              4,753
Investment revenues:
    Net investment income                                          23,450              22,835             18,305
    Net realized gains (losses)                                        (5)                694               (475)
Other                                                               3,034               1,898              2,018
                                                          ------------------- ------------------ -------------------
                                                                   90,136              84,754             80,516
                                                          ------------------- ------------------ -------------------

BENEFITS AND EXPENSES:
  Policy benefits:
    Death benefits                                                  5,617               5,074              5,522
    Interest credited                                              17,419              18,894             17,771
    Change in policy and contract reserves                            250              (3,597)             3,781
    Other                                                             118                 172                196
  Sales and operating expenses                                     22,357              23,534             25,706
  Amortization of deferred policy acquisition costs                26,665              19,165             31,963
                                                          ------------------- ------------------ -------------------
                                                                   72,426              63,242             84,939
                                                          ------------------- ------------------ -------------------
Income (loss) before income taxes and cumulative effect            17,710              21,512             (4,423)
  of change in accounting principle

Income taxes - current                                              4,211               4,126             (3,296)
Income taxes - deferred                                              (876)              1,553                480
                                                          ------------------- ------------------ -------------------
     Total income tax expense (benefit)                             3,335               5,679             (2,816)
                                                          ------------------- ------------------ -------------------

Income (loss) before cumulative effect of change in
  accounting principle                                             14,375              15,833             (1,607)
Cumulative effect of change in accounting principle
  (Note 1)                                                           (606)                  -                  -
                                                          ------------------- ------------------ -------------------

Net income (loss)                                          $       13,769      $       15,833     $       (1,607)
                                                          =================== ================== ===================


The accompanying notes are an integral part of these financial statements.

                                      FP-4

                                     AMERITAS VARIABLE LIFE INSURANCE COMPANY
                                        STATEMENTS OF COMPREHENSIVE INCOME
                                                  (in thousands)

                                                                           Years Ended December 31
                                                          ----------------------------------------------------------
                                                                 2004               2003                2002
                                                          ------------------- ------------------ -------------------

Net income (loss)                                          $       13,769      $       15,833     $       (1,607)
Other comprehensive income (loss), net of tax:
    Unrealized gains (losses) on securities:
      Unrealized holding gains (losses) arising during
        period (net of deferred tax expense (benefit) of
        $(83), $270 and $273 for 2004, 2003 and 2002
        respectively)                                                (154)                501                506
      Reclassification adjustment for (gains) losses
        included in net income (net of deferred tax
        (expense) benefit of $2, $(243) and $166 for
        2004, 2003 and 2002 respectively)                               3                (451)               309
                                                          ------------------- ------------------ -------------------
    Other comprehensive income (loss)                                (151)                 50                815
                                                          ------------------- ------------------ -------------------

Comprehensive income (loss)                                $       13,618      $       15,883     $         (792)
                                                          =================== ================== ===================



The accompanying notes are an integral part of these financial statements.


                                                           AMERITAS VARIABLE LIFE INSURANCE COMPANY
                                                              STATEMENTS OF STOCKHOLDER'S EQUITY
                                                     FOR THE YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                                                                 (in thousands, except shares)

                                                                                                                    Accumulated
                                                                                    Additional                         Other
                                                      Common Stock                   Paid-in        Retained      Comprehensive
                                              Shares      Amount       Capital       Earnings      Income(loss)       Total
                                          -----------  ----------- --------------- ------------  --------------- ---------------

BALANCE, January 1, 2002                      40,000    $   4,000   $      58,370   $   47,822    $       383     $   110,575

  Net unrealized investment gain, net              -            -               -            -            815             815

   Common control transactions (Note 5)            -            -          11,534            -              -          11,534

  Capital contribution                             -            -          20,000            -              -          20,000

  Net loss                                         -            -               -       (1,607)             -          (1,607)
                                          -----------  ----------- --------------- ------------  --------------- ---------------

BALANCE, December 31, 2002                    40,000        4,000          89,904       46,215          1,198         141,317

  Net unrealized investment gain, net              -            -               -            -             50              50

  Net income                                       -            -               -       15,833              -          15,833
                                          -----------  ----------- --------------- ------------  --------------- ---------------

BALANCE, December 31, 2003                    40,000        4,000          89,904       62,048          1,248         157,200

  Net unrealized investment loss, net              -            -               -            -           (151)           (151)

  Net income                                       -            -               -       13,769              -          13,769
                                          -----------  ----------- --------------- ------------  --------------- ---------------

BALANCE, December 31, 2004                    40,000    $   4,000   $      89,904   $   75,817    $     1,097     $   170,818
                                          ===========  =========== =============== ============  =============== ===============

The accompanying notes are an integral part of these financial statements.

                                     AMERITAS VARIABLE LIFE INSURANCE COMPANY
                                             STATEMENTS OF CASH FLOWS
                                                  (in thousands)

                                                                              Years Ended December 31
                                                                ----------------------------------------------------
                                                                      2004             2003              2002
                                                                ----------------- ---------------- -----------------
OPERATING ACTIVITIES:
Net income (loss)                                                $      13,769    $      15,833     $      (1,607)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
    Amortization of deferred policy acquisition costs                   26,665           19,165            31,963
    Policy acquisition costs deferred                                  (29,409)         (27,046)          (27,471)
    Interest credited to contract values                                17,419           18,894            17,771
    Amortization of discounts or premiums                                1,614            1,322               351
    Net realized (gains) losses on investment transactions                   5             (694)              475
    Deferred income taxes                                                 (876)           1,553               480
    Cumulative effect of change in accounting principle (Note 1)           606                -                 -
    Change in assets and liabilities:
      Accrued investment income                                            186             (819)           (1,582)
      Reinsurance receivable-affiliate                                     (18)             194               208
      Reinsurance recoverable                                              564             (699)              566
      Prepaid reinsurance premiums                                        (322)             907              (299)
      Other assets                                                         511              496             1,624
      Policy and contract reserves                                         250           (3,597)            3,781
      Policy and contract claims                                          (669)           1,535               673
      Unearned policy charges                                            1,292            1,327               874
      Unearned reinsurance ceded allowance                                (573)            (538)             (604)
      Current federal income tax payable                                  (674)           7,446            (1,248)
      Accounts payable-affiliates                                       (4,336)           3,528             2,138
      Other liabilities                                                   (673)           1,817               884
                                                                ----------------- ---------------- -----------------
  Net cash from operating activities                                    25,331           40,624            28,977
                                                                ----------------- ---------------- -----------------

INVESTING ACTIVITIES:
    Purchase of investments:
      Fixed maturity securities available for sale                     (59,360)        (176,411)         (167,635)
      Mortgage loans on real estate                                          -           (5,010)           (6,750)
      Equity securities available for sale                                   -             (760)                -
    Proceeds from sales of investments:
      Fixed maturity securities available for sale                      13,196           31,839            34,233
      Equity securities available for sale                                 635                -             1,023
    Proceeds from maturities or repayment of investments:
      Fixed maturity securities available for sale                      44,820           57,284            10,630
      Mortgage loans on real estate                                      1,636            2,317               400
    Net change in loans on insurance policies                           (2,175)            (251)             (355)
    Proceeds from Acacia National reinsurance
      transaction (Note 5)                                                   -                -             1,702
                                                                ----------------- ---------------- -----------------
    Net cash from investing activities                                  (1,248)         (90,992)         (126,752)
                                                                ----------------- ---------------- -----------------

The accompanying notes are an integral part of these financial statements.


                                      FP-7



                                     AMERITAS VARIABLE LIFE INSURANCE COMPANY
                                             STATEMENTS OF CASH FLOWS
                                                  (in thousands)

                                                                              Years Ended December 31
                                                                ----------------------------------------------------
                                                                      2004             2003              2002
                                                                ---------------------------------- -----------------

FINANCING ACTIVITIES:
Capital contribution                                             $           -    $           -     $      20,000
Deposits credited to policyowner account balances                      904,949        1,602,818         2,725,362
Withdrawals from policyowner account balances                         (919,857)      (1,581,957)       (2,625,622)
                                                                ---------------------------------- -----------------
  Net cash from financing activities                                   (14,908)          20,861           119,740
                                                                ---------------------------------- -----------------

INCREASE (DECREASE) IN CASH AND
  CASH EQUIVALENTS                                                       9,175          (29,507)           21,965

CASH AND CASH EQUIVALENTS AT
  BEGINNING OF PERIOD                                                   39,385           68,892            46,927
                                                                ---------------------------------- -----------------

CASH AND CASH EQUIVALENTS AT
  END OF PERIOD                                                  $      48,560    $      39,385     $      68,892
                                                                ================================== =================

Supplemental cash flow information:

Cash paid(refunded) for income taxes                             $       4,885    $      (3,320)    $      (2,048)


Non-Cash Transactions:
  Common control transactions (Note 5):
  Receipt and transfer of AMAL Corporation stock                 $           -    $           -     $      18,350
  Increase in paid in capital from reinsurance transactions      $           -    $           -     $       9,832



The accompanying notes are an integral part of these financial statements.

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                                 (in thousands)

1.  BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Ameritas Variable Life Insurance Company (the Company), a stock life insurance company domiciled in the State of Nebraska, is a wholly-owned subsidiary of AMAL Corporation, a holding company majority owned by Ameritas Life Insurance Corp.
(ALIC) with the minority interests held by AmerUs Life Insurance Company (AmerUs), and starting in 2002, Acacia Life Insurance Company (Acacia Life), Acacia National Life Insurance Company (Acacia National) and Acacia Financial Corporation (AFCO). ALIC and Acacia Life are wholly owned subsidiaries of Ameritas Holding Company (AHC) which is a wholly owned subsidiary of Ameritas Acacia Mutual Holding Company (AAMHC). Acacia National (prior to January 1,
2004) and AFCO are subsidiaries of Acacia Life. After the close of business on December 31, 2003, Acacia National merged with Acacia Life whereby Acacia Life was retained as the name of the newly merged company. The Company currently issues variable life insurance, variable annuity, and fixed premium annuity policies, none of which are participating with respect to dividends.

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP).

USE OF ESTIMATES
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Material estimates susceptible to significant change include deferred policy acquisition costs, reserves and income taxes.

RISKS AND UNCERTAINTIES
The Company operates in a business environment which is subject to various risks and uncertainties. Such risks and uncertainties include, but are not limited to, interest rate risk, market risk, credit risk and legal and regulatory changes.

Interest rate risk is the potential for interest rates to change, which can cause fluctuations in the value of investments, the liabilities for future policy benefits and the carrying amount of deferred policy acquisition costs. Market risk is the potential for market values to change, which can cause fluctuations in certain future policy benefits and contract charges. Credit risk is the risk that issuers of investments owned by the Company may default or that other parties may not be able to pay amounts due to the Company. The Company is also subject to various state and Federal regulatory authorities. The potential exists for changes in regulatory initiatives which can result in additional, unanticipated impacts to the Company.

RECLASSIFICATIONS
Certain items on the prior year financial statements have been reclassified to conform to current year presentation.

The principal accounting and reporting practices followed are:

INVESTMENTS
The Company classifies its securities into categories based upon the Company's intent relative to the eventual disposition of the securities. The first category, held to maturity securities, is comprised of fixed maturity securities which the Company has the positive intent and ability to hold to maturity. These securities are carried at amortized cost. The second category, available for sale securities, may be sold

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                                 (in thousands)

1. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, (continued)

INVESTMENTS, (continued)
to address the liquidity and other needs of the Company. Securities classified as available for sale are carried at fair value on the balance sheet with unrealized gains and losses excluded from operations and reported as a component of accumulated other comprehensive income, net of related deferred policy acquisition costs and income tax effects. The third category, trading securities, is for debt and equity securities acquired for the purpose of selling them in the near term. The Company has classified all of its securities as available for sale. Realized investment gains and losses on sales of securities are determined on the specific identification method.

For mortgage-backed securities, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When estimates of prepayments change, the effective yield is recalculated to reflect actual payments to date and anticipated future payments and any resulting adjustment is included in net investment income.

Mortgage loans on real estate are carried at amortized cost less an allowance for estimated uncollectible amounts except impaired loans which are measured at the present value of expected future cash flows, or alternatively, the observable market price or the fair value of the collateral. The Company has not recognized any impairments on loans as of December 31, 2004, 2003 and 2002.

Loans on insurance policies are carried at the unpaid principal balances.

The Company records write-offs or allowances for its investments based upon an evaluation of specific investments. The Company reviews, on a continual basis, all invested assets to identify investments where the Company may have a decline in fair value.

CASH EQUIVALENTS
The Company considers all highly liquid debt securities purchased with a remaining maturity of less than three months to be cash equivalents.

As of December 31, 2004 and 2003, the Company had investments classified as cash equivalents of $3,350 and $7,585 respectively, in various money market mutual funds to which Calvert Asset Management Company, Inc., a subsidiary of AFCO, is the advisor. These investments are recorded at their fair value based on net asset values.

SEPARATE ACCOUNTS
The Company operates Separate Accounts on which the earnings or losses accrue exclusively to policyowners. The assets (mutual fund investments) and liabilities of each account are clearly identifiable and distinguishable from other assets and liabilities of the Company. Assets are reported at fair value.

PREMIUM REVENUE AND BENEFITS TO POLICYOWNERS
RECOGNITION OF UNIVERSAL LIFE-TYPE CONTRACT REVENUE AND BENEFITS TO POLICYOWNERS Universal life-type policies are insurance contracts with terms that are not fixed and guaranteed. The terms that may be changed could include one or more of the amounts assessed the policyowner, premiums paid by the policyowner or interest accrued to policyowners' balances. Amounts received as payments for such contracts are reflected as deposits in accumulated contract values and are not reported as premium revenues.

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                                 (in thousands)

1. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, (continued)

PREMIUM REVENUE AND BENEFITS TO POLICYOWNERS, (continued)
RECOGNITION OF UNIVERSAL LIFE-TYPE CONTRACT REVENUE AND BENEFITS TO POLICYOWNERS, (continued)
Revenues for universal life-type policies consist of charges assessed against policy account values for deferred policy charges, mortality risk expense, the cost of insurance and policy administration. Policy benefits and claims that are charged to expense include interest credited to contracts under the fixed account investment option and benefit claims incurred in the period in excess of related policy account balances.

RECOGNITION OF INVESTMENT CONTRACT REVENUE AND BENEFITS TO POLICYOWNERS Contracts that do not subject the Company to risks arising from policyowner mortality or morbidity are referred to as investment contracts. Certain deferred annuities are considered investment contracts. Amounts received as payments for such contracts are reflected as deposits in accumulated contract values and are not reported as premium revenues.

Revenues for investment products consist of investment income and policy administration charges. Contract benefits that are charged to expense include benefit claims incurred in the period in excess of related contract balances and interest credited to contract balances.

DEFERRED POLICY ACQUISITION COSTS
Those costs of acquiring new business, which vary with and are directly related to the production of new business, have been deferred to the extent that such costs are deemed recoverable from future premiums. Such costs include commissions, certain costs of policy issuance and underwriting, and certain variable distribution expenses.

Costs deferred related to universal life-type policies and investment contracts are amortized generally over the lives of the policies, in relation to the present value of estimated gross profits from mortality, investment and expense margins. The estimated gross profits are reviewed and adjusted periodically based on actual experience and changes in assumptions.

A roll forward of the amounts reflected in the balance sheets as deferred policy acquisition costs is as follows:

                                                                         December 31
                                                      -------------------------------------------------
                                                            2004            2003            2002
-------------------------------------------------------------------------------------------------------
Beginning balance                                      $     189,453   $     180,326   $     164,234
Acacia National reinsurance transaction (Note 5)                   -               -          29,785
Change in accounting principle (Note 1)                       (2,360)              -               -
Acquisition costs deferred                                    29,409          27,046          27,471
Amortization of deferred policy acquisition costs            (26,665)        (19,165)        (31,963)
Adjustment for unrealized investment (gain) loss               2,129           1,246          (9,201)
-------------------------------------------------------------------------------------------------------
Ending balance                                         $     191,966   $     189,453   $     180,326
-------------------------------------------------------------------------------------------------------

To the extent that unrealized gains or losses on available for sale securities would result in an adjustment of deferred policy acquisition costs had those gains or losses actually been realized, the related unamortized deferred policy acquisition costs are recorded as an adjustment of the unrealized investment gains or losses included in accumulated other comprehensive income.

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                                 (in thousands)

1. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, (continued)

FUTURE POLICY AND CONTRACT BENEFITS
Liabilities for future policy and contract benefits left with the Company on variable universal life and annuity-type contracts are based on the policy account balance, and are shown as accumulated contract values. In addition, the Company carries as policy and contract reserves a liability for additional coverages offered under policy riders.

INCOME TAXES
The Company files a consolidated life/non-life federal income tax return with its parent, AMAL Corporation and other members of its affiliated group. An agreement among the members of its consolidated group provides for distribution of the consolidated income tax results as if filed on a separate income tax return basis. The current income tax expense or benefit (including effects of capital gains and losses and net operating losses) is apportioned generally on a sub-group (life/non-life) basis.

The provision for income taxes includes amounts currently payable and deferred income taxes resulting from the cumulative differences in assets and liabilities determined on a tax return and financial statement basis at the current enacted tax rates.

The Company is subject to tax-related audits in the normal course of operations. In accordance with Financial Accounting Standards Board Statement No. 5, Accounting for Contingencies (FAS 5), the Company records a contingency for these tax-related matters when it is probable that a liability has been incurred and the amount of the loss can be reasonably estimated. The Company reviews its loss contingencies on an ongoing basis to ensure that the Company has appropriate reserves recorded on the balance sheet. These reserves are based on judgment made by management with respect to the likely outcome of these matters. The Company's judgment could change based on new information, Internal Revenue Service examinations and changes in laws or regulations.

ACCOUNTING PRONOUNCEMENTS
STATEMENT OF POSITION 03-1, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS (SOP 03-1)

On January 1, 2004, the Company adopted SOP 03-1. SOP 03-1 addresses a number of topics; one of which is the accounting for contracts with guaranteed minimum death benefits (GMDB). As a result, the cumulative effect of the change in accounting principle from implementing SOP 03-1 was a loss of $606, after-tax ($932 pre-tax). It was comprised of a reduction of $1,428 (pre-tax) to policy and contract reserves and a decrease of $2,360 (pre-tax) to deferred policy acquisition costs. Prior periods have not been restated as required by SOP 03-1.

SOP 03-1 requires consideration of a range of potential results to estimate the cost of variable annuity death benefits and income benefits, which generally necessitates the use of stochastic modeling techniques. To maintain consistency with the assumptions used in the establishment of reserves for variable annuity guarantees, the Company utilized the results of this stochastic modeling to estimate expected gross profits, which form the basis for determining the amortization of deferred policy acquisition costs. This new modeling approach resulted in a lower estimate of expected gross profits, and therefore results in a write-down of deferred policy acquisition costs.

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                                 (in thousands)


2.  LIABILITIES FOR CONTRACT GUARANTEES

The Company offers various guaranteed death benefits to variable annuity contract holders including a return of no less than (1) the account value at death; (2) the sum of all premium payments less prior withdrawals; (3) the sum of all premium payments less prior withdrawals plus a minimum return minus a partial withdrawal adjustment; or (4) the highest account value on a specified anniversary date plus any premium payments since the anniversary minus any withdrawals following the anniversary and, in most cases, minus a partial withdrawal adjustment. The Company currently reinsures a significant portion of these death benefit guarantees associated with its in-force block of business.

The table below presents information regarding the Company's variable annuity contracts with guarantees. The Company's variable annuity contracts may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive. For guarantees of amounts in the event of death, the net amount at risk is defined as the current guaranteed minimum death benefit in excess of the current account value at the balance sheet date.

                                                            December 31, 2004
 -------------------------------------------------------------------------------
 Return of Net Deposits
     Account value                                         $        1,654,530
     Net amount at risk                                    $           68,106
     Average attained age of contract holders                              61

 Return of Net Deposits Plus a Minimum Return
     Account value                                         $           31,297
     Net amount at risk                                    $              404
     Average attained age of contract holders                              59

 Highest Specified Anniversary Account Value Minus
 Withdrawals Post Anniversary
     Account value                                         $        1,170,955
     Net amount at risk                                    $            4,704
     Average attained age of contract holders                              61
 -------------------------------------------------------------------------------

The following table summarizes the liabilities for guarantees on variable annuity contracts:

                                                        Minimum Guaranteed Death
                                                                 Benefit
 -------------------------------------------------------------------------------
 Balance at January 1, 2004                               $            1,139
     Less reinsurance recoverable                                        (53)
 -------------------------------------------------------------------------------
 Net balance at January 1, 2004                                        1,086
 Incurred guarantee benefits                                           1,495
 Paid guarantee benefits                                              (1,593)
  ------------------------------------------------------------------------------
 Net balance at December 31, 2004                                        988
     Plus reinsurance recoverable                                         34
  ------------------------------------------------------------------------------
 Balance at December 31, 2004                             $            1,022
 -------------------------------------------------------------------------------

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                                 (in thousands)

2.  LIABILITIES FOR CONTRACT GUARANTEES, (continued)

The liability for variable annuity death benefit guarantees is established equal to a benefit ratio multiplied by the cumulative contract charges earned, plus accrued interest less contract benefit payments. The benefit ratio is calculated as the estimated present value of all expected contract benefits divided by the present value of all expected contract charges. For guarantees in the event of death, benefits represent the current guaranteed minimum death payments in excess of the current account balance.

Projected benefits and contract charges used in determining the liability are based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility. The assumptions used are consistent with those used in determining estimated gross profits for purposes of amortizing deferred policy acquisition costs. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

Assumptions used in determining the GMDB liability included:

o Data used were 50 deterministic scenarios derived from actual historical experience of the 20th century. For each 15 year period beginning with even numbered calendar years, historical returns reflected a 50% investment in equities (S&P 500 as the proxy), 35% in fixed income (lbbotson LT Corporate Total Return) and 15% in cash (T-bills).

o   Mortality was assumed to be 50% of the 1980 CSO table.

o   Lapse rates varied by contract type and duration and range from 7.5% to 45%.

Variable universal life-type contracts are sold with secondary guarantees that guarantee that the policy will not lapse, even if the account value is reduced to zero, as long as the policyowner makes scheduled premium payments. Although there was no method prescribed under GAAP for variable universal life secondary guarantee reserving until the issuance of SOP 03-1, the Company had been recording a reserve for these guarantees. At December 31, 2004 and 2003, the Company's estimated reserve for these guarantees was $750 and $977, respectively. Mortality assumptions reflect actual Company experience.

The Company has no deferred sales inducements at this time.

3.  INVESTMENTS

Investment income summarized by type of investment was as follows:

                                                                  Years Ended December 31
                                                      -------------------------------------------------
                                                            2004            2003            2002
 ------------------------------------------------------------------------------------------------------
 Fixed maturity securities available for sale          $      20,744   $      20,118   $      15,118
 Equity securities available for sale                             98              59             139
 Mortgage loans on real estate                                   718             665             389
 Loans on insurance policies                                   2,081           1,960           1,976
 Cash equivalents                                                454             654           1,139
  ------------------------------------------------------------------------------------------------------
    Gross investment income                                   24,095          23,456          18,761
 Investment expenses                                             645             621             456
 ------------------------------------------------------------------------------------------------------
    Net investment income                              $      23,450   $      22,835   $      18,305
 ------------------------------------------------------------------------------------------------------

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                                 (in thousands)

3.  INVESTMENTS, (continued)

Net pretax realized investment gains (losses) were as follows:

                                                                                Years Ended December 31
                                                                    ------------------------------------------------
                                                                         2004            2003            2002
--------------------------------------------------------------------------------------------------------------------
Net gains (losses) on disposals, including calls and
  writedowns, of investments
   Net gains (losses) on fixed maturity
     securities available for sale                                   $         (46)  $         701   $        (473)
   Net gains on equity securities available for sale                            37               -              14
--------------------------------------------------------------------------------------------------------------------
                                                                                (9)            701            (459)
   Provision for losses on mortgage loans on real estate                         4              (7)            (16)
--------------------------------------------------------------------------------------------------------------------
Net pretax realized investment gains (losses)                        $          (5)  $         694   $        (475)
--------------------------------------------------------------------------------------------------------------------

The Company recorded other than temporary impairments on fixed maturity securities available for sale of $56 and $1,489 for 2004 and 2002, respectively.
No other than temporary impairments on fixed maturity securities available for sale were recorded in 2003.

Proceeds from sales of securities and gross gains and losses realized on those sales were as follows:

                                                                             Year Ended December 31, 2004
                                                                   -------------------------------------------------
                                                                       Proceeds         Gains           Losses
--------------------------------------------------------------------------------------------------------------------
Fixed maturity securities available for sale                        $      13,196   $         581   $         571
Equity securities available for sale                                          635              37               -
--------------------------------------------------------------------------------------------------------------------
         Total                                                      $      13,831   $         618   $         571
--------------------------------------------------------------------------------------------------------------------

                                                                             Year Ended December 31, 2003
                                                                   -------------------------------------------------
                                                                       Proceeds         Gains           Losses
--------------------------------------------------------------------------------------------------------------------
Fixed maturity securities available for sale                        $      31,839   $       1,984   $       1,283
--------------------------------------------------------------------------------------------------------------------

                                                                             Year Ended December 31, 2002
                                                                   -------------------------------------------------
                                                                       Proceeds         Gains           Losses
--------------------------------------------------------------------------------------------------------------------
Fixed maturity securities available for sale                        $      34,233   $       2,054   $       1,038
Equity securities available for sale                                        1,023              14               -
--------------------------------------------------------------------------------------------------------------------
         Total                                                      $      35,256   $       2,068   $       1,038
--------------------------------------------------------------------------------------------------------------------

The amortized cost and fair value of investments in securities by type of investment were as follows:

                                                                             December 31, 2004
                                                        ------------------------------------------------------------
                                                        Amortized Cost       Gross Unrealized         Fair Value
                                                                       ------------------------------
                                                                            Gains         Losses
--------------------------------------------------------------------------------------------------------------------
U.S. Corporate                                           $     291,336  $       9,167  $       1,267 $     299,236
Mortgage-backed                                                 69,440            998            168        70,270
U.S. Treasury securities and obligations of
  U.S. government agencies                                      50,138            495             84        50,549
--------------------------------------------------------------------------------------------------------------------
    Total fixed maturity securities available for sale         410,914         10,660          1,519       420,055
--------------------------------------------------------------------------------------------------------------------
Equity securities available for sale                             1,184            147              -         1,331
--------------------------------------------------------------------------------------------------------------------
    Total securities available for sale                  $     412,098  $      10,807  $       1,519 $     421,386
--------------------------------------------------------------------------------------------------------------------


                                     FP-15

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                                 (in thousands)

3.  INVESTMENTS, (continued)
                                                                             December 31, 2003
                                                        ------------------------------------------------------------
                                                        Amortized Cost       Gross Unrealized         Fair Value
                                                                       ------------------------------
                                                                            Gains         Losses
--------------------------------------------------------------------------------------------------------------------
U.S. Corporate                                           $     294,490  $      12,468  $       1,972 $     304,986
Mortgage-backed                                                 56,797            934            148        57,583
U.S. Treasury securities and obligations of
  U.S. government agencies                                      59,942            615            313        60,244
--------------------------------------------------------------------------------------------------------------------
    Total fixed maturity securities available for sale         411,229         14,017          2,433       422,813
--------------------------------------------------------------------------------------------------------------------
Equity securities available for sale                             1,782             66              -         1,848
--------------------------------------------------------------------------------------------------------------------
    Total securities available for sale                  $     413,011  $      14,083  $       2,433 $     424,661
--------------------------------------------------------------------------------------------------------------------

An aging of unrealized losses on the Company's investments in fixed maturity securities available for sale as of December 31, 2004 is as follows:

                                         Less than 12 months        12 months or more               Total
                                       ------------------------- ------------------------- -------------------------
                                        Fair Value  Unrealized    Fair Value  Unrealized    Fair Value  Unrealized
                                                      Losses                    Losses                    Losses
--------------------------------------------------------------------------------------------------------------------
U.S. Corporate                          $    54,922 $       675   $    13,523 $       592   $    68,445 $     1,267
Mortgage-backed                              27,122         164           529           4        27,651         168
U.S. Treasury securities and
  obligations of U.S. government
  agencies                                   10,169          84             -           -        10,169          84
--------------------------------------------------------------------------------------------------------------------
    Total                               $    92,213 $       923   $    14,052 $       596   $   106,265 $     1,519
--------------------------------------------------------------------------------------------------------------------

For all fixed maturity securities available for sale with an unrealized loss greater than 12 months, such unrealized loss was less than 10% of the Company's carrying value of each fixed maturity security. The Company regularly reviews its investment portfolio for factors that may indicate that a decline in fair value of an investment is other than temporary. Based on an evaluation of the prospects of the issuers, including, but not limited to, the Company's intentions to sell or ability to hold the investments; the length of time and magnitude of the unrealized loss; and the credit ratings of the issuers of the investments in the above fixed maturity securities available for sale, the Company has concluded that the declines in the fair values of the Company's investments in fixed maturity securities available for sale at December 31, 2004 are temporary.

The amortized cost and fair value of fixed maturity securities available for sale by contractual maturity at December 31, 2004 are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                                 (in thousands)

3.  INVESTMENTS, (continued)
                                                                                    Amortized           Fair
                                                                                      Cost             Value
--------------------------------------------------------------------------------------------------------------------
Due in one year or less                                                          $        19,719  $        19,837
Due after one year through five years                                                    160,899          165,252
Due after five years through ten years                                                   146,403          149,848
Due after ten years                                                                       14,454           14,848
Mortgage-backed securities                                                                69,439           70,270
--------------------------------------------------------------------------------------------------------------------
    Total                                                                        $       410,914  $       420,055
--------------------------------------------------------------------------------------------------------------------

At December 31, 2004 the Company had fixed maturity securities available for sale with a carrying value of $3,914 on deposit with various state insurance departments.

4.  INCOME TAXES

The items that give rise to deferred tax assets and liabilities relate to the following:
                                                                                            December 31
                                                                                ------------------------------------
                                                                                      2004              2003
--------------------------------------------------------------------------------------------------------------------
Deferred policy acquisition costs                                               $         56,609  $        55,832
Prepaid expenses                                                                           1,910            1,797
Net unrealized investment gains                                                            3,285            3,773
--------------------------------------------------------------------------------------------------------------------
Gross deferred tax liability                                                              61,804           61,402
--------------------------------------------------------------------------------------------------------------------
Future policy and contract benefits                                                       41,066           39,927
Capital loss carryforward                                                                    283               98
Deferred future revenues                                                                   3,951            3,535
Other                                                                                         31               86
--------------------------------------------------------------------------------------------------------------------
Gross deferred tax asset                                                                  45,331           43,646
--------------------------------------------------------------------------------------------------------------------
    Net deferred tax liability                                                  $         16,473  $        17,756
--------------------------------------------------------------------------------------------------------------------

The Company has approximately $808 of capital loss carryforwards as of December 31, 2004 that may be applied against capital gains reported in the next five years. The capital loss carryforwards of approximately $138 and $670 will expire in 2005 and 2009, respectively.

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                                 (in thousands)

4.  INCOME TAXES, (continued)

The difference between the U.S. federal income tax rate and the tax provision rate is summarized as follows:

                                                        Years Ended December 31
                                           ---------------------------------------------------
                                                  2004            2003             2002
----------------------------------------------------------------------------------------------
Federal statutory tax rate                        35.0   %        35.0    %       (35.0)  %
Dividends received deduction                      (9.3)           (6.7)           (27.7)
Common control transactions                       (2.5)           (2.1)            (6.1)
Release of federal income tax reserves            (4.8)            -                -
Other                                              0.4             0.2              5.1
----------------------------------------------------------------------------------------------
    Effective tax rate                            18.8   %        26.4    %       (63.7)  %
----------------------------------------------------------------------------------------------

On April 1, 2002, as described in the related party transactions note, the Company entered into transactions between entities under common control. As a result of the common control transactions, the Company recorded tax deductible goodwill. For the years ended December 31, 2004, 2003 and 2002, the Company realized a current income tax benefit of $444, $444 and $269, respectively, attributable to goodwill amortization.

The Company files income tax returns with the Internal Revenue Service and various state tax jurisdictions. From time to time, the Company is subject to routine audits by those agencies and those audits may result in proposed adjustments. The Company has considered the alternative interpretations that may be assumed by the various taxing agencies and believes its positions taken regarding its filings are valid. Based upon review of the Company's tax contingencies, the reserve held for tax related contingencies was reduced by $844 in 2004.

5.  RELATED PARTY TRANSACTIONS

Affiliates provide technical, financial, legal, marketing and investment advisory support to the Company under administrative service agreements. The cost of these services to the Company for years ended December 31, 2004, 2003 and 2002 was $19,313, $19,568 and $18,566, respectively.

The Company has entered into reinsurance agreements (yearly renewable term) with affiliates. Under these agreements, these affiliates assume life insurance risk in excess of the Company's retention limit. These reinsurance contracts do not relieve the Company of its obligations to its policyowners. The Company recorded $7,282, $7,242 and $7,396 of reinsurance premiums, net of ceded allowances, to affiliates for the years ended December 31, 2004, 2003 and 2002, respectively. The Company has recorded reinsurance recoveries from affiliates of $3,477, $5,304 and $3,045 for the years ended December 31, 2004, 2003 and 2002, respectively, reflected in the statement of operations as a reduction of death benefits. Reinsurance recoverable of $731 and $983 and prepaid reinsurance premiums of $3,896 and $3,706 as of December 31, 2004 and 2003, respectively, relate to these agreements and are included in the balance sheet amounts of the same titles.

AmerUs, through assumption reinsurance, has assumed approximately 99% of the Company's equity indexed annuity business as of December 31, 2004 and 2003, reducing the reinsurance receivable - affiliate to $135 and $117 as of December 31, 2004 and 2003, respectively. As a condition to assumption reinsurance, certain states have required the Company remain contingently liable in the event the assuming reinsurer is unable to fulfill its obligations. The Company was contingently liable for $5,832 and $10,504 of additional reserves as of December 31, 2004 and 2003, respectively.

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                                 (in thousands)


5.  RELATED PARTY TRANSACTIONS, (continued)

The Company has entered into guarantee agreements with ALIC, AmerUs and AMAL Corporation whereby they guarantee the full, complete and absolute performance of all duties and obligations of the Company.

The Company's variable life and annuity products are distributed through affiliate broker/dealers which are wholly-owned subsidiaries of AMAL Corporation. Policies placed by these affiliates generated commission expense of $24,233, $21,767 and $21,321 for the years ended December 31, 2004, 2003 and
2002, respectively.

The Company has a variable insurance trust (VIT). The Company, ALIC, and an affiliate, First Ameritas Life Insurance Corp. of New York (FALIC), offer the VIT as an investment option to policyowners through their Separate Accounts. The Company had separate account investments of $570,747 and $620,520 in the VIT as of December 31, 2004 and 2003, respectively. ALIC had separate account investments of $2,701 and $4,282 in the VIT as of December 31, 2004 and 2003, respectively. FALIC had separate account investments of $272 and $627 as of December 31, 2004 and 2003, respectively. Affiliates of the Company provide investment advisory and administrative services to the VIT on a fee basis.

The Company offers Calvert Variable Series, Inc. (CVS) mutual funds, an affiliate, to policyowners through the Separate Accounts. Separate Account investments in mutual funds offered through CVS were $85,121 and $65,715 as of December 31, 2004 and 2003, respectively.

The Company provides supervision, training and marketing support for variable product distributions to AIC, an affiliate. The Company received fees of $795, $335, and $493 for these services for the years ended December 31, 2004, 2003, and 2002, respectively. The fees are reflected in other income on the statement of operations.

On April 1, 2002, AMAL Corporation transferred 13.70676 shares of its common stock valued at $18,350 to the Company. The AMAL Corporation stock was immediately distributed by the Company in the following common control group transactions.

Effective April 1, 2002, the Company and Acacia National entered into agreements under which the Company accepted, either on a coinsurance (the fixed account business) or on a modified coinsurance basis (the separate account business), the rights, liabilities and obligations of the variable life and annuity products of Acacia National. In addition, the Company entered into an assumptive reinsurance agreement to assume these ceded policies upon regulatory or policyowner approval as required. These agreements were entered into with Acacia National in exchange for 9.33467 shares of AMAL Corporation common stock valued at $12,500.

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                                 (in thousands)


5.  RELATED PARTY TRANSACTIONS, (continued)

On April 1, 2002, in connection with the reinsurance agreements the following assets and liabilities were transferred from Acacia National to the Company and deferred taxes recorded:

Assets:

       Fixed maturity securities available for sale
         (amortized cost $5,498)                               $     5,930
       Loans on insurance policies                                   3,854
       Cash and cash equivalents                                     1,702
       Accrued investment income                                       197
       Prepaid reinsurance premium                                   1,642
       Deferred policy acquisition costs                            29,785
                                                              -------------
                       Total assets                                 43,110
                                                              -------------

Liabilities:

       Policy and contract reserves                                    560
       Accumulated contract values                                  22,021
       Unearned policy charges                                       1,791
       Unearned reinsurance ceded allowance                          2,158
       Deferred federal income taxes                                 4,765
                                                              -------------
                       Total liabilities                            31,295
                                                              -------------

       Accumulated other comprehensive income                          281
                                                              -------------

                       Net assets transferred                  $    11,534
                                                              =============


This transaction is considered a transaction between entities under common control and as such assets and liabilities were transferred at carrying value and no gain or loss was realized. As a result of this transaction, the net assets transferred to the Company resulted in an increase in the paid in capital of the Company.

Also, on April 1, 2002, the Company transferred 4.37209 shares of AMAL Corporation common stock valued at $5,850 to Acacia Life, in exchange for the right to be the sole underwriter for the future production of all variable life and annuity products sold by the Acacia Life distribution force. This also was a transaction between entities under common control and the field distribution received had no book carrying value.

Transactions with related parties are not necessarily indicative of revenues and expenses which would have occurred had the parties not been related.

6.  BENEFIT PLANS

The Company participates in a non-contributory defined benefit plan (the Plan or Pension Plan) sponsored by AHC. Pension costs include current service costs, which are accrued and funded on a current basis, and post service costs, which are amortized over the average remaining service life of all employees on the adoption date. The assets and liabilities of this plan are held by AHC. Total Company contributions for the years ended December 31, 2004, 2003 and 2002 were $2, $2 and $1, respectively.

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                                 (in thousands)

6.  BENEFIT PLANS, (continued)

The Company's employees and agents participate in a defined contribution plan that covers substantially all full-time employees and agents of AHC and its subsidiaries. Company matching contributions under the defined contribution plan range from 0.5% to 3% of the participant's compensation. In addition, for those employees who do not participate in the pension plan, the Company makes a contribution of 6.0% of the participant's compensation. Total Company contributions for the years ended December 31, 2004, 2003 and 2002 were $108, $78 and $185, respectively.

The Company is also included in the post-retirement benefit plan providing group medical coverage to retired employees of AMAL Corporation and its subsidiaries. For employees eligible to retire on or before January 1, 2000, these benefits are a specified percentage of premium until age 65 and a flat dollar amount thereafter. For employees eligible for retirement after January 1, 2000, benefits will be provided up to the date when the employee becomes eligible for Medicare. Employees become eligible for these benefits upon the attainment of age 55, 15 years of service and participation in the plan for the immediately preceding 5 years. Benefit costs include the expected cost of post retirement benefits for newly eligible employees, interest cost, and gains and losses arising from differences between actuarial assumptions and actual experience. The assets and liabilities of this plan are not segregated. Total Company contributions were $20, $29 and $33 for the years ended December 31, 2004, 2003 and 2002, respectively.

Expenses for the defined benefit plan and post retirement group medical plan are allocated to the Company based on the number of employees in AMAL Corporation and its subsidiaries.

7.  INSURANCE REGULATORY MATTERS

Net income (loss), as determined in accordance with statutory accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska, was $13,054, $20,972 and ($21,376) for 2004, 2003 and 2002,
respectively. The Company's statutory surplus was $110,885, $96,933 and $72,702 at December 31, 2004, 2003 and 2002, respectively. The Company is required to maintain a certain level of surplus to be in compliance with state laws and regulations. Company surplus is monitored by state regulators to ensure compliance with risk based capital requirements. Under statutes of the Insurance Department of the State of Nebraska, the Company is limited in the amount of dividends it can pay to its stockholder.

8.  FAIR VALUE OF FINANCIAL INSTRUMENTS

The following disclosures are made regarding fair value information about certain financial instruments for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, may not be realized in immediate settlement of the instrument. All nonfinancial instruments are excluded from disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The fair value estimates presented herein are based on pertinent information available to management as of December 31, 2004 and 2003. Although management is not aware of any factors that would significantly affect the estimated fair value amounts, such amounts have not been comprehensively revalued for purposes of these financial statements since that date; therefore, current estimates of fair value may differ significantly from the amounts presented herein.

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                                 (in thousands)

8.  FAIR VALUE OF FINANCIAL INSTRUMENTS, (continued)

The following methods and assumptions were used by the Company in estimating its fair value disclosures for each class of financial instrument for which it is practicable to estimate a value:

         Fixed maturity securities available for sale -- For publicly traded securities, fair value is determined using an independent pricing source. For securities without a readily ascertainable fair value, the value has been determined using an interest rate spread matrix based upon quality, weighted average maturity and U.S. Treasury yields.

         Equity securities available for sale -- Fair value is determined using an independent pricing source.

         Mortgage Loans on real estate -- Mortgage loans in good standing are valued on the basis of discounted cash flow. The interest rate that is assumed is based upon the weighted average term of the mortgage and appropriate spread over U.S. Treasuries. There were no mortgage loans in default at December 31, 2004 and 2003.

         Loans on insurance policies -- Fair value for loans on insurance policies are estimated using a discounted cash flow analysis at interest rates currently offered for similar loans with similar remaining terms. Loans on insurance policies with similar characteristics are aggregated for purposes of the calculations.

         Cash and cash equivalents, accrued investment income, reinsurance receivable and recoverable -- The carrying amounts equal fair value.

         Accumulated contract values -- Funds on deposit which do not have fixed maturities are carried at the amount payable on demand at the reporting date, which approximates fair value.

Estimated fair values are as follows:

                                                                                December 31
                                                        ------------------------------------------------------------
                                                                     2004                         2003
                                                        ------------------------------------------------------------
                                                           Carrying         Fair         Carrying        Fair
                                                            Amount          Value         Amount         Value
--------------------------------------------------------------------------------------------------------------------
Financial assets:
   Fixed maturity securities available for sale          $     420,055  $     420,055  $     422,813 $     422,813
   Equity securities available for sale                          1,331          1,331          1,848         1,848
   Mortgage loans on real estate                                10,295         10,676         11,927        12,270
   Loans on insurance policies                                  36,026         30,160         33,851        28,237
   Cash and cash equivalents                                    48,560         48,560         39,385        39,385
   Accrued investment income                                     5,899          5,899          6,085         6,085
   Reinsurance receivable - affiliate                              135            135            117           117
   Reinsurance recoverable                                         938            938          1,502         1,502
Financial liabilities:
   Accumulated contract values excluding amounts held
     under insurance contracts                           $     438,687  $     438,687  $     441,634 $     441,634

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                                 (in thousands)

9.  COMMITMENTS AND CONTINGENCIES

INVESTMENTS
The Company's exposure to credit loss is represented by the contractual notional amount of mortgage loan commitments. The Company uses the same credit policies and collateral requirements in making commitments and conditional obligations as it does for on-balance sheet instruments. There were no mortgage loan commitments outstanding as of December 31, 2004.

LITIGATION
From time to time, the Company is subject to litigation in the normal course of business. Management does not believe that the Company is party to any such pending litigation which would have a material adverse effect on its financial statements or future operations.

10.  SEPARATE ACCOUNTS

The Company is currently marketing variable life and variable annuity products, which have separate accounts as an investment option. Separate Account V (Account V) was formed to receive and invest premium receipts from variable life insurance policies issued by the Company. Separate Account VA-2 (Account VA-2) was formed to receive and invest premium receipts from variable annuity policies issued by the Company. The Company did not make any investments into the separate accounts during 2004, 2003 or 2002.

On October 31, 2002 the Company established Ameritas Variable Separate Account VL (Account VL) and Ameritas Variable Separate Account VA (Account VA) under Nebraska law. Account VL was established to support the variable life contracts assumed under the modified coinsurance arrangement with Acacia National and Account VA was established to support the variable annuity contracts assumed under this arrangement.

During 2004 and 2003, under terms of the assumptive reinsurance agreement with Acacia National, separate account assets and liabilities totaling $210 and $37,582, respectively, were transferred from Acacia National to the Company. Subsequently, $115 and $20,396, respectively, were transferred from the general account to Account VL and $95 and $17,186, respectively, were transferred from the general account to Account VA.

All separate accounts are registered under the Investment Company Act of 1940, as amended, as unit investment trusts. Assets of the separate accounts are invested in mutual funds and are carried at fair value and are only used to support variable products of the Company.

Amounts in the separate accounts include policyowner investments in mutual fund options offered through affiliates (See note 5). Separate account assets and liabilities are segregated from the other assets and liabilities of the Company.

Amounts in the Separate Accounts are as follows:

                                                      December 31
                                          ------------------------------------
                                                    2004             2003
------------------------------------------------------------------------------
Separate Account V                         $       421,461  $       387,590
Separate Account VA-2                            1,334,176        1,315,336
Separate Account VL                                 91,556           82,886
Separate Account VA                                 69,255           77,165
------------------------------------------------------------------------------
                                           $     1,916,448  $     1,862,977
------------------------------------------------------------------------------

PART C
------

                                OTHER INFORMATION
                                -----------------

Item 24. Financial Statements and Exhibits

    a) Financial Statements:

    The financial statements of the subaccounts of Ameritas Variable Life Insurance Company Separate Account VA-2 and Ameritas Variable Life Insurance Company are filed in Part B. They include:

    Subaccounts of Ameritas Variable Life Insurance Company Separate Account
    VA-2:

    - Report of Deloitte & Touche LLP, independent registered public accounting firm.
    -    Statements of Net Assets as of December 31, 2004.
    - Statements of Operations for the periods ended December 31, 2004 and 2003.
    - Statements of Changes in Net Assets for the periods ended December 31, 2004 and 2003.
    - Notes to Financial Statements for the periods ended December 31, 2004 and 2003.

    Ameritas Variable Life Insurance Company:

    -    Report of Deloitte & Touche LLP, independent auditors.
    -    Balance Sheets as of December 31, 2004 and 2003.
    - Statements of Operations for the years ended December 31, 2004, 2003 and 2002.
    - Statements of Comprehensive Income for the years ended December 31, 2004, 2003 and 2002.
    - Statements of Stockholder's Equity for the years ended December 31, 2004, 2003 and 2002.
    - Statements of Cash Flows for the years ended December 31, 2004, 2003 and 2002.
    - Notes to Financial Statements for the years ended December 31, 2004, 2003 and 2002.

All schedules of Ameritas Variable Life Insurance Company for which provision is made in the applicable accounting regulations of the Securities and Exchange Commission are not required under the related instructions, are inapplicable or have been disclosed in the Notes to the Financial Statements and therefore have been omitted.

There are no financial statements included in Parts A or C.

    b)  Exhibits

    Exhibit
    Number     Description of Exhibit
    ------     ----------------------
    (1)        Resolution of Board of Directors of Ameritas Variable Life
               Insurance Company Establishing Ameritas Variable Life Insurance
               Company Separate Account VA-2. /1
    (2)        Not applicable.
    (3) (a)    Principal Underwriting Agreement. /2
    (3) (b)    Form of Selling Agreement. /3
    (4)        Form of Variable Annuity Contract. /4
    (5)        Form of Application for Variable Annuity Contract. /4
    (6) (a)    Articles of Incorporation of Ameritas Variable Life Insurance
               Company. /5
    (6) (b)    Bylaws of Ameritas Variable Life Insurance Company. /6
    (7)        Not Applicable.
    (8) (a)    Participation Agreement (MFS). /3
        (b)    Participation Agreement (Variable Insurance Products Fund -
               Fidelity). /5
        (c)    Participation Agreement (Alger American). /5
        (d)    Participation Agreement (Morgan Stanley). /3
        (e)    Participation Agreement (Calvert Variable Series, Inc. Ameritas
               Portfolios). /7
        (f)    Form of Participation Agreement (Calvert Variable Series, Inc.
               Social Portfolios). /8
        (g)    Form of Participation Agreement (American Century Variable
               Portfolios, Inc.). /8
        (h)    Form of Participation Agreement (INVESCO Variable Investment
               Funds, Inc.). /8
        (i)    Form of Participation Agreement (Salomon Brothers Variable Series
               Funds Inc.). /8
        (j)    Form of Participation Agreement (Summit Mutual Funds, Inc.). /8
        (k)    Form of Participation Agreement (Third Avenue Variable Series
               Trust). /8
        (l)    Form of Participation Agreement (Dreyfus Life and Annuity Index
               Fund). /9
    (9)        Opinion and consent of Donald R. Stading.
    (10)(a)    Independent
               Auditors' Consent.
    (11)       No financial statements are omitted from Item 23.
    (12)       Not applicable.
    (13)       Schedule of Computation of Performance Quotations. 10
    (14)       Powers of Attorney.  /11, /12, /13, /14

/1 Incorporated by reference to the initial Registration Statement for Ameritas Variable Life Insurance Company Separate Account VA-2, File No. 333-36507, filed on September 26, 1997.
/2 Incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement for Ameritas Variable Life Insurance Company Separate Account VA-2, File No. 33-98848, filed on February 28, 1997.
/3 Incorporated by reference to the initial Registration Statement for Ameritas Variable Life Insurance Company Separate Account V, File No. 333-15585, filed on November 6, 1996. /4 Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement for Ameritas Variable Life Insurance Company Separate Account VA-2, File No. 33-98848, filed on February 27, 1998.
/5 Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement for Ameritas Variable Life Insurance Company, Separate Account V File No. 333-15585, filed on January 17, 1997.
/6 Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement for Ameritas Variable Life Insurance Company Separate Account VA-2, File No. 33-36507, filed on February 20, 1998.
/7 Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement for Ameritas Variable Life Insurance Company Separate Account V, File No. 333-15585, filed on August 30, 1999.
/8 Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement for Ameritas Variable Life Insurance Company Separate Account V, File No. 333-14845, filed November 22, 2000.
/9 Incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement for Ameritas Variable Life Insurance Company Separate Account VA-2, File No. 33-33844, filed February 24, 2003.
/10 Incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement for Ameritas Variable Life Insurance Company Separate Account VA-2, File No. 33-98848, filed on March 1, 2000.
/11 Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement for Ameritas Variable Life Insurance Company Separate Account VA-2, File No. 333-46675, filed March 29, 2002.
/12 Incorporated by reference to the Registration Statement for Ameritas Variable Life Insurance Company Separate Account V, File No. 333-101274, filed November 18, 2002.
/13 Incorporated by reference to Post-Effective Amendment No. 22 to the Registration Statement for Ameritas Variable Life Insurance Company Separate Account V, File No. 33-30019, filed April 23, 2003.
/14 Incorporated by reference to Post-Effective Amendment No. 14 to the Registration Statement for Ameritas Variable Life Insurance Company Separate Account VA-2, File No. 33-98848, filed April 2, 2004.

Item 25. Directors and Officers of the Depositor

        Name and Principal       Position and Offices
        ------------------       --------------------
        Business Address         with Depositor
        Lawrence J. Arth*        Director, Chairman and Chief Executive Officer
        JoAnn M. Martin*         Director, President and Chief Operating Officer
        Gary R. McPhail**        Director and Executive Vice President
        David C. Moore*          Director and Executive Vice President
        Haluk Ariturk***         Director
        Thomas C. Godlasky***    Director
        Arnold D. Henkel*        Director
        Garrett P. Ryan****      Director
        Melinda S. Urion***      Director
        Robert C. Barth*         Vice President, Controller and Chief Accounting
                                 Officer
        Raymond M. Gilbertson*   Vice President - Corporate Compliance
        William W. Lester*       Senior Vice President, Chief Investment Officer
                                 and Treasurer
        Donald R. Stading*       Vice President, Secretary and General Counsel

* Principal business address: Ameritas Variable Life Insurance Company, 5900 "O" Street, Lincoln, Nebraska 68510.
** Principal business address: AmerUs Life Insurance Company, 611 Fifth Avenue, Des Moines, Iowa 50309.
*** Principal business address: AmerUs Group Company, 699 Walnut Street, Des Moines, Iowa 50309.
**** Principal business address: Indianapolis Life Insurance Company, 9200 Keystone Crossing, Indianapolis, Indiana 46240.

Item 26.     Organizations under common control with the depositor include:


Name of Corporation (state where organized)               Principal Business
-------------------------------------------               ------------------
Ameritas Acacia Mutual Holding Company (NE)...............mutual insurance holding company
    Ameritas Holding Company (NE).........................stock insurance holding company

        Acacia Life Insurance Company (DC)................life insurance company
           Acacia Financial Corporation (MD)..............holding company
               Acacia Federal Savings Bank (DE)...........federally chartered bank
                  Acacia Property & Casualty Insurance
                  Agency, Inc. (VA).......................insurance agency
                  Acacia Service Corp. (VA)...............deposit solicitation
                  Acacia Title Agency, Inc. (VA)..........title company
               Acacia Realty Corporation (DC).............real estate joint venture company
               Calvert Group. Ltd. (DE)...................holding company
                  Calvert Asset Management Company (DE)...asset management services
                  Calvert Shareholder Services, Inc. (DE).administrative services
                  Calvert Administrative Services
                  Company (DE)............................administrative services
                  Calvert Distributors, Inc. (DE).........broker-dealer
           Enterprise Resources, LLC (DE).................class II insurance sales

        Ameritas Life Insurance Corp. (NE)................life/health insurance company
           AMAL Corporation (NE)..........................a joint venture holding company between Ameritas Life Insurance
                                                          Corp. (52.41%), AmerUs Life
                                                          Insurance Company (33.59%),
                                                          Acacia Life Insurance Company
                                                          (11.03%),
                                                          and Acacia Financial Corporation
                                                          (2.97%)
               Ameritas Investment Corp. (NE).............securities broker dealer, investment adviser
               Ameritas Variable Life Insurance
               Company (NE)...............................life insurance company
           Ameritas Investment Advisors, Inc. (NE)........investment adviser
           First Ameritas Life Insurance Corp. of
           New York (NY)..................................life insurance company
           Pathmark Administrators, Inc. (NE).............third-party administrator of dental and eye care insurance plans
           Veritas Corp. (NE).............................insurance marketing agency

Subsidiaries are indicated by indentations. Ownership is 100% by the parent company except as noted.

Item 27.   Number of Contractowners

           As of March 31, 2005 there were 12,712 qualified contracts and 5,436 non-qualified contracts.

Item 28.   Indemnification

Ameritas Variable Life Insurance Company's By-laws provide as follows:

    "The Corporation shall indemnify any person who was, or is a party, or is threatened to be made a party, to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that he or she is or was a director, officer or employee of the Corporation or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses including attorney's fees, judgments, fines and amounts paid in settlement actually and reasonably incurred in connection with such action, suit or proceeding to the full extent authorized by the laws of Nebraska."

    Section 21-2004 of the Nebraska Business Corporation Act, in general, allows a corporation to indemnify any director, officer, employee or agent of the corporation for amount paid in settlement actually and reasonably incurred by him or her in connection with an action, suit or proceeding, if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interest of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful.

    In a case of a derivative action, no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his or her duty to the corporation, unless a court in which the action was brought shall determine that such person is fairly and reasonably entitled to indemnify for such expenses which the Court shall deem proper.

    Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.   Principal Underwriters


    a) Ameritas Investment Corp. which will serve as the principal underwriter for the variable annuity contracts issued through Ameritas Variable Life Insurance Company Separate Account VA-2, also serves as the principal underwriter for variable life insurance contracts issued through Ameritas Variable Life Insurance Company Separate Account V, and serves as the principal underwriter for variable life insurance contracts issued through Ameritas Life Insurance Corp. Separate Account LLVL and First Ameritas Variable Life Separate Account and variable annuity contracts issued through Ameritas Life Insurance Corp. Separate Account LLVA and First Ameritas Variable Annuity Separate Account. AIC is the underwriter for the Ameritas Portfolios and also serves as its investment advisor.


    b) The following table sets forth certain information regarding the officers and directors of the principal underwriter, Ameritas Investment Corp.

         Name and Principal        Positions and Offices
         ------------------        ---------------------
         Business Address          With Underwriter
         Lawrence J. Arth*         Director, Chairman
         Salene Hitchcock-Gear*    Director, President and Chief Executive
                                   Officer
         Gary R. McPhail**         Director, Senior Vice President
         David C. Moore*           Director, Senior Vice President
         William W. Lester*        Director, Vice President and Treasurer
         Thomas C. Godlasky**      Director
         Billie B. Beavers***      Senior Vice President
         James R. Fox***           Senior Vice President
         Maria E. Sherffius*       Vice President - Chief Compliance Officer
         Donald R. Stading*        Vice President, Secretary and General Counsel
         Michael M. VanHorne***    Senior Vice President

* Principal business address: Ameritas Investment Corp., 5900 "O" Street, Lincoln, Nebraska 68510.
** Principal business address: AmerUs Life Insurance Company, 611 Fifth Avenue, Des Moines, Iowa 50309.
*** Principal business address: Ameritas Investment Corp., 440 Regency Parkway Drive, Suite 222, Omaha, Nebraska 68114.




c)                        Net Underwriting   Compensation
       Name of Principal   Discounts and          on           Brokerage
         Underwriter (1)   Commissions (2)   Redemption (3)  Commissions (4) Compensation (5)
------------------------   ---------------   --------------  --------------- ----------------
     Ameritas Investment
        Corp. ("AIC")      $11,317,300            $0            $72,236        $169,001

         (2)+(4)+(5) = Gross variable annuity compensation received by AIC.
         (2) = Sales compensation received and paid out by AIC as underwriter, AIC retains 0.
         (4) = Sales compensation received by AIC for retail sales.
         (5) = Sales compensation received by AIC and retained as underwriting fee.

Item 30. Location of Separate Account and Records

    The Books, records and other documents required to be maintained by Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained at Ameritas Variable Life Insurance Company, 5900 "O" Street, Lincoln, Nebraska 68510.


Item 31. Management Services

    Not Applicable.


Item 32. Undertakings

    1) Registrant undertakes to file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statement in the registration statement are never more than 16 months old for so long as payment under the variable annuity contracts my be accepted.

    2) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove and send for a Statement of Additional Information.

    3) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

    4) The registrant is relying upon the Division of Investment Management (Division) no-action letter of November 28, 1988 concerning annuities sold in 403 (b) plans and represents that the requirements of the no-action letter have been, are and/or will be complied with.

    5) Ameritas Variable Life Insurance Company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, Ameritas Variable Life Insurance Company Separate Account VA-2 certifies that it meets all the requirements of effectiveness of this Post-Effective Amendment No. 15 to Registration Statement Number 33-98848 pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Lincoln, County of Lancaster, State of Nebraska on this 11th day of April, 2005.

                                        AMERITAS VARIABLE LIFE INSURANCE COMPANY
                                               SEPARATE ACCOUNT VA-2, Registrant

                             AMERITAS VARIABLE LIFE INSURANCE COMPANY, Depositor



                                            By: /s/ Lawrence J. Arth *
                                                --------------------------------
                                                   Chairman of the Board


As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on April 11, 2005.

        SIGNATURE                                  TITLE
        ---------                                  -----
    Lawrence J. Arth *          Director, Chairman and Chief Executive Officer
    JoAnn M. Martin *           Director, President and Chief Operating Officer
    Gary R. McPhail *           Director, Executive Vice President
    David C. Moore **           Director, Executive Vice President
    Haluk Ariturk ***           Director
    Thomas C. Godlasky *        Director
    Arnold D. Henkel****        Director
    Garrett P. Ryan **          Director
    Melinda S. Urion **         Director
    Robert C. Barth *           Vice President, Controller, and Chief Accounting
                                Officer
    William W. Lester *         Senior Vice President, Chief Investment Officer,
                                and Treasurer


  /s/ Donald R. Stading         Vice President, Secretary and General Counsel
  ----------------------
      Donald R. Stading




* Signed by Donald R. Stading under Powers of Attorney executed effective as of January 25, 2001.
** Signed by Donald R. Stading under Powers of Attorney executed effective as of November 15, 2002.
*** Signed by Donald R. Stading under Power of Attorney executed effective as of April 7, 2003.
**** Signed by Donald R. Stading under Power of Attorney executed effective as of April 2, 2004.

                                 Exhibit Index
                                 -------------

    Exhibit
    -------

    9      Opinion and Consent of Donald R. Stading

    10     Consent of Deloitte & Touche LLP